UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4096

MFS MUNICIPAL SERIES TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: March 31

Date of reporting period: June 30, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

June 30, 2013

MFS® ALABAMA MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS

6/30/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Municipal Bonds - 99.1%
Airport Revenue - 1.7%
Birmingham, AL, Airport Authority Rev., AGM, 5.25%, 2030	$1,000,000	$1,084,490

General Obligations - General Purpose - 10.5%
Auburn, AL, Sewer Rev., “H”, 5.625%, 2033	$1,000,000	$1,153,390
Birmingham, AL, “A”, AMBAC, 4.5%, 2032	890,000	888,825
Boaz, AL, School Warrants, “A”, SYNCORA, 5%, 2029	650,000	680,381
Commonwealth of Puerto Rico, “A”, 5.375%, 2033	180,000	167,051
Commonwealth of Puerto Rico, “A”, 6%, 2038	305,000	298,815
Enterprise, AL, School Warrants, ASSD GTY, 5%, 2029	250,000	262,760
Guam Government, “A”, 6.75%, 2029	260,000	277,956
Guam Government, “A”, 7%, 2039	60,000	64,841
Madison, AL, Refunding Warrants, 5.15%, 2039	1,000,000	1,045,250
Montgomery County, AL, Warrants, SYNCORA, 5%, 2028	500,000	545,290
Puerto Rico Public Buildings Authority Rev., Guaranteed (Government Facilities), “I”, 5.25%, 2033	310,000	286,868
Puerto Rico Public Buildings Authority Rev., Guaranteed, “S”, 6%, 2041	285,000	278,579
State of California, 6%, 2039	550,000	628,749
State of Illinois, 5.5%, 2033	55,000	56,706
State of Illinois, 5.5%, 2038	160,000	163,704

		$6,799,165
General Obligations - Schools - 12.3%
Clovis, CA, Unified School District (Election of 2004), Capital Appreciation, “A”, 0%, 2027	$685,000	$365,105
Clovis, CA, Unified School District (Election of 2004), Capital Appreciation, “A”, 0%, 2029	300,000	140,814
Florence, AL, Board of Education, Tax Anticipation School Warrants, 4%, 2025	750,000	790,980
Huntsville, AL, School Warrants, “B”, 5%, 2029	500,000	561,960
Jefferson County, AL, School Warrants, AGM, 5.5%, 2020	1,750,000	1,750,192
Lee County, AL, School Warrants, ASSD GTY, 4.75%, 2029	880,000	893,710
Madison County, AL, Board of Education, ASSD GTY, 5.125%, 2034	1,000,000	1,044,350
Shelby County, AL, Board of Education Capital Outlay School Warrants (Ten Mill County Tax), 5%, 2024	750,000	845,565
Shelby County, AL, Board of Education Capital Outlay School Warrants (Ten Mill County Tax), 5%, 2031	500,000	537,125
Sumter County, AL, School Warrants, 5.2%, 2039	1,000,000	1,010,560

		$7,940,361
Healthcare Revenue - Hospitals - 20.8%
Alabama Special Care Facilities Financing Authority (Ascension Health Senior Credit), “C-2”, 5%, 2036	$750,000	$802,387
Alabama Special Care Facilities Financing Authority (Daughters of Charity), ETM, AMBAC, 5%, 2025 (c)	1,500,000	1,504,185
Alabama Special Care Facilities Financing Authority Rev. (Ascension Health), BHAC, 5%, 2039	750,000	802,387
Alexander City, AL, Special Care Facilities Financing Authority Medical Facilities Rev., “A” (Russell Hospital Corp.), 5.75%, 2036	500,000	500,890
Arizona Health Facilities Authority Rev. (Banner Health), “A”, 4%, 2043	235,000	201,151
Birmingham, AL, Special Care Facilities Financing Authority Health Care Rev. (Children’s Hospital), ASSD GTY, 6%, 2039	750,000	842,497
Brazoria County, TX, Health Facilities Development Corp., Hospital Rev. (Brazosport Regional Health System), 5.25%, 2032	165,000	159,609
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 7%, 2036	300,000	314,748
East Alabama Health Care Authority, Health Care Facilities Rev., 5.25%, 2036 (b)	1,000,000	1,107,810
East Alabama Health Care Authority, Health Care Facilities Rev., “A”, 5%, 2027	1,000,000	1,053,070
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 2036	435,000	475,720
Health Care Authority for Baptist Health, AL, “D”, 5%, 2021	875,000	905,126
Huntsville, AL, Health Care Authority Rev., “A”, 5%, 2030	1,000,000	1,007,510
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 2044	255,000	282,989
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	265,000	272,693
Martin County, FL, Health Facilities Authority Rev. (Martin Memorial Medical Center), 5.5%, 2042	105,000	107,753
Mobile, AL, Special Care Facilities Financing Authority Rev. (Infirmary Health System, Inc.), “A”, 5.25%, 2030	500,000	502,740
Montgomery, AL, Medical Clinic Board Health Care Facility Rev. (Jackson Hospital & Clinic), 5.25%, 2031	500,000	505,650

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 2027	$370,000	$409,646
University of Alabama at Birmingham, AL, Hospital Rev., “A”, 5.25%, 2025	500,000	549,885
Wisconsin Health & Educational Facilities Authority Rev. (Mercy Alliance), 5%, 2039	220,000	221,879
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2039	505,000	562,742
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2031	340,000	352,220

		$13,445,287
Healthcare Revenue - Long Term Care - 1.2%
Pell City, AL, Special Care Facilities, Financing Authority Rev. (Noland Health Services, Inc.), 5%, 2039	$750,000	$767,025

Industrial Revenue - Paper - 2.6%
Butler, AL, Industrial Development Board, Solid Waste Disposal Rev. (Georgia-Pacific Corp.), 5.75%, 2028	$200,000	$207,736
Camden, AL, Industrial Development Board Exempt Facilities Rev., “B” (Weyerhaeuser Co.), 6.375%, 2013 (c)	500,000	512,110
Phenix City, AL, Industrial Development Board Environmental Improvement Rev. (MeadWestvaco Coated Board Project), “A”, 4.125%, 2035	500,000	395,885
Selma, AL, Industrial Development Board Rev., Gulf Opportunity Zone (International Paper Co.), “A”, 6.25%, 2033	250,000	271,548
Selma, AL, Industrial Development Board Rev., Gulf Opportunity Zone (International Paper Co.), “A”, 5.375%, 2035	300,000	311,388

		$1,698,667
Miscellaneous Revenue - Other - 0.2%
Indiana Finance Authority Rev., (Ohio River Bridges East End Crossing Project), “A”, 5%, 2040	$65,000	$63,217
Indiana Finance Authority Rev., (Ohio River Bridges East End Crossing Project), “A”, 5%, 2044	95,000	87,442

		$150,659
Multi-Family Housing Revenue - 1.0%
Alabama Housing Finance Authority, Multi-Family Residential Development Rev., FHA, 7.25%, 2023	$670,000	$670,261

Port Revenue - 0.9%
Alabama Port Authority Docks Facility, 6%, 2040	$500,000	$581,080

Sales & Excise Tax Revenue - 3.9%
Baldwin County, AL, Board of Education, Capital Outlay, School Warrants, AMBAC, 5%, 2029	$1,000,000	$1,043,290
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 2041	325,000	360,718
Guam Government Business Privilege Tax Rev., “B-1”, 5%, 2037	120,000	123,940
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A”, 5%, 2031	515,000	571,495
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5.25%, 2041	395,000	385,354

		$2,484,797
Single Family Housing - State - 0.8%
Alabama Housing Finance Authority, Single Family Mortgage Rev., “B”, GNMA, 5.375%, 2033	$505,000	$523,872

State & Local Agencies - 5.5%
Alabama Incentives Financing Authority Special Obligation, “A”, 5%, 2029	$1,000,000	$1,061,370
Alabama Public School & College Authority Rev., “A”, 5%, 2019 (c)	1,000,000	1,187,830
Anniston, AL, Public Building Authority Rev. (Judicial Center Project), AGM, 5%, 2032	500,000	538,845
Bessemer, AL, Public Educational Building Authority Rev. (DHR Building Project), “A”, ASSD GTY, 5%, 2030	385,000	414,614
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, 5%, 2030	35,000	35,907
Los Angeles, CA, Municipal Improvement Corp. Lease Rev. (Real Property), “E”, 6%, 2039	145,000	162,961
Massachusetts College Building Authority Rev., “C”, 3%, 2042	225,000	159,871

		$3,561,398
Tax - Other - 1.7%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	$95,000	$99,905
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	30,000	31,267
New Jersey Economic Development Authority Rev., 5%, 2025	70,000	71,827

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Tax - Other - continued
New Jersey Economic Development Authority Rev., 5%, 2026	$35,000	$35,631
New Jersey Economic Development Authority Rev., 5%, 2028	15,000	15,000
New Jersey Economic Development Authority Rev., 5%, 2029	15,000	14,870
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 2029	65,000	68,190
Virgin Islands Public Finance Authority Rev., “B”, 5%, 2025	65,000	69,557
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 5%, 2029	400,000	421,060
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 6%, 2039	235,000	254,251

		$1,081,558
Tobacco - 0.1%
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 2041	$90,000	$71,643

Toll Roads - 1.1%
Triborough Bridge & Tunnel Authority Rev., NY, Capital Appreciation, “A”, 0%, 2029	$280,000	$135,332
Triborough Bridge & Tunnel Authority Rev., NY, Capital Appreciation, (MTA Bridges and Tunnels), “A”, 0%, 2031	465,000	200,303
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.25%, 2032	70,000	67,200
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 2037	110,000	111,602
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 2042	180,000	170,836

		$685,273
Universities - Colleges - 13.0%
Alabama State University Board of Education Rev. (Chattahoochee Valley Community College), ASSD GTY, 5%, 2034	$1,300,000	$1,340,157
Alabama State University Rev., General Tuition & Fee, ASSD GTY, 5.75%, 2039	1,000,000	1,082,750
Auburn University, General Fee Rev., AMBAC, 5%, 2029	1,000,000	1,043,290
Florida Higher Educational Facilities, Financial Authority Rev. (University of Tampa Project), “A”, 5%, 2032	10,000	9,385
Illinois Finance Authority Rev. (Roosevelt University Project), 6.5%, 2039	550,000	586,745
Jacksonville State University, Tuition & Fee Rev., ASSD GTY, 5.125%, 2038	1,000,000	1,031,620
University of Alabama, General Rev., NATL, 5%, 2034	1,000,000	1,027,990
University of Alabama, General Rev., “A”, NATL, 5%, 2029	1,000,000	1,029,390
University of South Alabama, University Rev., AMBAC, 5%, 2029	1,000,000	1,086,700
University of South Alabama, University Rev., BHAC, 5%, 2038	150,000	155,432

		$8,393,459
Universities - Dormitories - 0.0%
Oregon Facilities Authority, Student Housing Rev. (Southern Oregon University), ASSD GTY, 5%, 2044	$20,000	$20,362

Universities - Secondary Schools - 0.3%
La Vernia, TX, Higher Education Finance Corp. Rev. (Lifeschool of Dallas), “A”, 7.5%, 2041	$190,000	$212,851

Utilities - Investor Owned - 0.1%
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.5%, 2029 (b)	$70,000	$78,009

Utilities - Municipal Owned - 6.3%
Alabama Municipal Electric Power Authority, “A”, NATL, 5%, 2023	$1,000,000	$1,013,670
Chatom, AL, Industrial Development Board Gulf Opportunity Zone (PowerSouth Energy), “A”, ASSD GTY, 5%, 2037	1,000,000	1,058,550
Foley, AL, Utilities Board Utilities Rev., AGM, 5%, 2025	1,000,000	1,102,780
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6%, 2033	130,000	147,432
Tuskegee, AL, Utilities Board, Utility Rev., 4.5%, 2037	750,000	743,513

		$4,065,945
Utilities - Other - 1.4%
Nebraska Central Plains Energy Project, Gas Project Rev., “3”, 5%, 2032	$385,000	$386,378
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2019	295,000	322,860
Texas Gas Acquisition & Supply Corp III., Gas Supply Rev., 5%, 2027	205,000	206,839

		$916,077

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Water & Sewer Utility Revenue - 13.7%
Alabaster, AL, Sewer Rev., NATL, 5%, 2029	$750,000	$776,940
Bessemer, AL, Governmental Utilities Services Corp. Water Supply Rev., ASSD GTY, 5%, 2039	1,000,000	1,030,000
Birmingham, AL, Waterworks & Sewer Board Rev., “A”, AGM, 4.5%, 2035	400,000	386,620
Birmingham, AL, Waterworks Board Water Rev., “A”, ASSD GTY, 5.125%, 2034	750,000	788,227
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 5.75%, 2037	275,000	252,285
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	2,000,000	1,882,500
Cullman, AL, Utilities Board Water Rev., AGM, 5%, 2026	500,000	551,450
Montgomery, AL, Waterworks & Sanitary Sewer Board Rev., AGM, 5%, 2015 (c)	1,000,000	1,075,210
Scottsboro, AL, Waterworks Sewer & Gas Board Rev., 5%, 2032	1,000,000	1,049,820
Tuscumbia, AL, Water & Sewer Rev., AGM, 4.5%, 2040	1,000,000	1,028,680

		$8,821,732
Total Municipal Bonds		$64,053,971

Money Market Funds - 1.5%
MFS Institutional Money Market Portfolio, 0.11%, at Net Asset Value (v)	986,435	$986,435
Total Investments		$65,040,406

Other Assets, Less Liabilities - (0.6)%		(390,709)
Net Assets - 100.0%		$64,649,697

(b)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ETM	Escrowed to Maturity

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
FHA	Federal Housing Administration
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
SYNCORA	Syncora Guarantee Inc.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

Supplemental Information

6/30/2013 (unaudited)

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$64,053,971	$—	$64,053,971
Mutual Funds	986,435	—	—	986,435
Total Investments	$986,435	$64,053,971	$—	$65,040,406

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$62,515,880
Gross unrealized appreciation	3,154,570
Gross unrealized depreciation	(630,044)
Net unrealized appreciation (depreciation)	$2,524,526

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

5

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,531,701	5,064,430	(5,609,696)	986,435

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$271	$986,435

6

QUARTERLY REPORT

June 30, 2013

MFS® ARKANSAS MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS

6/30/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Municipal Bonds - 98.0%
Airport Revenue - 0.2%
Denver, CO, City & County Airport Systems Rev., “A”, 5%, 2027	$135,000	$142,109
Denver, CO, City & County Airport Systems Rev., “A”, 5%, 2028	130,000	135,522
Denver, CO, City & County Airport Systems Rev., “B”, 5%, 2032	260,000	271,653

		$549,284
General Obligations - General Purpose - 7.9%
Arkansas College Savings, Capital Appreciation, “A”, ETM, 0%, 2017 (c)	$1,840,000	$1,745,682
Arkansas Federal Highway Grant Anticipation & Tax Rev., 5%, 2020	2,000,000	2,376,740
Arkansas Federal Highway Grant Anticipation & Tax Rev., 5%, 2021	2,000,000	2,387,260
Commonwealth of Puerto Rico, “A”, 5.5%, 2015	2,015,000	2,085,686
Commonwealth of Puerto Rico, “A”, 5.25%, 2027	920,000	852,380
Commonwealth of Puerto Rico, Public Improvement, “A”, 5%, 2029	635,000	576,351
Commonwealth of Puerto Rico, Public Improvement, “B”, 6.5%, 2037	2,000,000	2,031,640
Guam Government, “A”, 6.75%, 2029	515,000	550,566
Guam Government, “A”, 5.25%, 2037	255,000	235,867
Guam Government, “A”, 7%, 2039	65,000	70,244
Puerto Rico Public Buildings Authority Rev. (State Office Building), “F”, SYNCORA, 5.25%, 2025	2,000,000	1,878,120
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2031	420,000	431,458
Puerto Rico Public Buildings Authority Rev., Guaranteed, “Q”, 5.625%, 2039	1,255,000	1,180,867
State of California, 6%, 2039	1,160,000	1,326,089

		$17,728,950
General Obligations - Schools - 12.6%
Arkansas College Savings, Capital Appreciation, “B”, ETM, 0%, 2014 (c)	$1,150,000	$1,146,447
Arkansas College Savings, Capital Appreciation, “B”, ETM, 0%, 2015 (c)	1,100,000	1,085,403
Benton, AR, School District No. 8, 4.85%, 2040	1,895,000	1,901,822
Bentonville, AR, School District No. 6, “A”, 5%, 2024	3,185,000	3,491,079
Bentonville, AR, School District No. 6, “A”, 4.5%, 2040	3,000,000	3,021,270
Cabot, AR, School District No. 4, Lonoke County, “A”, AMBAC, 4.7%, 2013 (c)	1,500,000	1,505,235
Clovis, CA, Unified School District (Election of 2004), Capital Appreciation, “A”, 0%, 2027	2,320,000	1,236,560
Clovis, CA, Unified School District (Election of 2004), Capital Appreciation, “A”, 0%, 2029	1,025,000	481,115
Crittenden County, AR, Community College District, 4.6%, 2035	285,000	287,576
Crittenden County, AR, Community College District, 4.7%, 2040	625,000	630,763
Crittenden County, AR, Community College District, 4%, 2042	1,500,000	1,258,545
Lincoln, AR, School District No. 48, 4%, 2032	720,000	724,694
Little Rock, AR, School District, 4%, 2033	2,000,000	2,002,860
Northwest Arkansas Community College District, Capital Improvement, AMBAC, 5%, 2028	1,380,000	1,408,511
Pine Bluff, AR, School District No. 003, AGM, 4.125%, 2034	2,070,000	2,057,166
Pulaski, AR, Special School District Construction, 5%, 2035	2,000,000	2,025,480
Springdale, AR, School District No. 050, “A”, 4.625%, 2037	2,000,000	2,051,340
Springdale, AR, School District No. 50, 3%, 2029	910,000	769,469
Van Buren, AR, School District No. 42, 4.5%, 2031	375,000	384,026
Van Buren, AR, School District No. 42, 4.625%, 2033	745,000	757,889

		$28,227,250
Healthcare Revenue - Hospitals - 9.2%
Arizona Health Facilities Authority Rev. (Banner Health), “A”, 4%, 2043	$790,000	$676,208
Batesville, AR, Medical District Rev. (White River Medical Center), 5.5%, 2024	750,000	755,288
Baxter County, AR, Hospital Rev. (Baxter Regional Hospital), 5%, 2026	1,000,000	1,025,180
Brazoria County, TX, Health Facilities Development Corp., Hospital Rev. (Brazosport Regional Health System), 5.25%, 2032	520,000	503,012
Conway, AR, Hospital Rev. (Conway Regional Medical Center), 4.45%, 2032	540,000	488,311
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 2036	420,000	459,316

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Illinois Finance Authority Rev. (Resurrection Health), 6.125%, 2025	$170,000	$189,278
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 2044	510,000	565,978
Independence County, AR, Public Health Education & Housing Facilities Board Rev. (White River Health Systems), 5.75%, 2028	1,000,000	1,085,860
Indiana Finance Authority Rev. (Sisters of St. Francis Health Services), 5.375%, 2032	1,085,000	1,178,104
Jefferson County, AR, Hospital Rev., Refunding (Regional Medical Center), AGM, 5%, 2026	2,000,000	2,069,720
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 5.75%, 2025	510,000	560,179
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 2040	545,000	599,996
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.5%, 2045	395,000	436,522
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	470,000	483,644
Martin County, FL, Health Facilities Authority Rev. (Martin Memorial Medical Center), 5.5%, 2042	355,000	364,308
Mena, AR, Hospital Rev., 4.25%, 2021	400,000	402,124
Mena, AR, Hospital Rev., 4.6%, 2024	615,000	618,690
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.625%, 2029	110,000	119,183
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 2027	355,000	393,038
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6.125%, 2039	490,000	526,544
Ohio Higher Educational Facility Commission (University Hospital Health System), “A”, 6.75%, 2015 (c)	685,000	750,315
Pulaski County, AR, Hospital Rev. (Arkansas Children’s Hospital Foundation), AGM, 4%, 2020	1,000,000	1,071,800
Pulaski, AR, Hospital Rev. (Arkansas Children’s Hospital), ASSD GTY, 5.5%, 2034	750,000	821,550
Pulaski, AR, Hospital Rev. (Arkansas Children’s Hospital), ASSD GTY, 5.5%, 2039	1,375,000	1,487,159
Washington County, AR, Hospital Rev. (Regional Medical Center), “A”, 5%, 2035	1,000,000	1,009,930
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2039	990,000	1,103,197
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2031	675,000	699,260

		$20,443,694
Miscellaneous Revenue - Entertainment & Tourism - 0.1%
Louisiana Stadium & Exposition District Rev., “A”, 5%, 2031	$45,000	$47,201
Louisiana Stadium & Exposition District Rev., “A”, 5%, 2036	145,000	150,429

		$197,630
Multi-Family Housing Revenue - 0.5%
Fort Smith, AR, Residential Housing Facilities Board Rev. (Gorman Towers), “A”, GNMA, 5.45%, 2037	$1,000,000	$1,000,540

Sales & Excise Tax Revenue - 11.3%
Bentonville, AR, Sales & Use Tax, AMBAC, 4.375%, 2025	$1,000,000	$1,063,740
Bentonville, AR, Sales & Use Tax, 4%, 2026	1,310,000	1,321,214
Cabot , AR, Sales & Use Tax , 5%, 2026	700,000	776,748
Cabot ,AR, Sales & Use Tax, 5%, 2027	1,300,000	1,426,659
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 2041	760,000	843,524
Fort Smith, AR, Sales & Use Tax, 5%, 2024	2,040,000	2,259,137
Guam Government Business Privilege Tax Rev., “C”, 5%, 2016	190,000	213,281
Guam Government Business Privilege Tax Rev., “C”, 5%, 2017	210,000	239,518
Guam Government Business Privilege Tax Rev., “C”, 5%, 2018	200,000	229,834
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 2029	1,000,000	1,155,640
Puerto Rico Infrastructure Financing Authority, Special Tax Rev., “C”, FGIC, 5.5%, 2022	765,000	761,779
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057	1,010,000	1,015,838
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 6%, 2042	1,290,000	1,344,490
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A-1”, 5.25%, 2043	650,000	627,127
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 6%, 2039	815,000	851,683
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5.25%, 2040	945,000	963,645
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, 0%, 2056	9,770,000	647,653
Rogers, AR, Sales & Use Tax Rev., 5%, 2023	1,000,000	1,128,300
Rogers, AR, Sales & Use Tax Rev., 4.125%, 2031	500,000	515,110
Springdale, AR, Sales & Use Tax Rev., 5%, 2015	1,420,000	1,424,658
Springdale, AR, Sales & Use Tax Rev., 5%, 2027	3,145,000	3,475,319

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Sales & Excise Tax Revenue - continued
Springdale, AR, Sales & Use Tax Rev., 5%, 2028	$1,000,000	$1,094,280
Stuttgart, AR, Sales & Use Tax Rev., AGM, 5%, 2032	1,840,000	1,885,264

		$25,264,441
Single Family Housing Revenue - Local - 1.2%
Pulaski County, AR, Public Facilities Board Rev., Capital Appreciation, “C”, FNMA, 0%, 2014	$2,750,000	$2,672,285

Single Family Housing - State - 1.9%
Arkansas Development Finance Authority Home Ownership Rev., Mortgage Backed Securities Program, “A”, GNMA, 4.85%, 2027	$1,005,000	$1,029,050
Arkansas Development Finance Authority Rev., Mortgage Backed Securities Program, “C”, GNMA, 5.625%, 2035	370,000	383,253
Arkansas Development Finance Authority, Mortgage Rev., “B”, GNMA, 4.85%, 2031	615,000	617,546
Arkansas Development Finance Authority, Single Family Mortgage Rev., “B”, GNMA, 5.7%, 2028	1,230,000	1,266,654
Arkansas State University, Auxiliary Enterprises Rev., AGM, 4.65%, 2040	830,000	834,366

		$4,130,869
State & Local Agencies - 4.1%
Arkansas Development Finance Authority Rev. (Donaghey Plaza Project), 5%, 2034	$2,605,000	$2,778,441
Arkansas Development Finance Authority Rev., Correctional Facilities, “A”, 5.125%, 2034	500,000	516,190
Arkansas Development Finance Authority Rev., State Agency Environmental Facilities, “A”, AMBAC, 5%, 2013	2,500,000	2,599,025
Arkansas Development Finance Authority, Public Purpose Rev. (Arkansas Game & Fish Commission), AGM, 5%, 2027	3,205,000	3,284,869

		$9,178,525
Tax - Other - 4.4%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	$490,000	$515,299
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	65,000	67,744
Little Rock, AR, Hotel & Restaurant Gross Receipts Tax Rev., 7.375%, 2015	1,535,000	1,625,350
Little Rock, AR, Library Construction & Improvement Rev., 4%, 2023	810,000	833,223
Little Rock, AR, Library Construction & Improvement Rev., 4%, 2024	1,685,000	1,722,340
Little Rock, AR, Library Construction & Improvement Rev., 5%, 2027	315,000	343,111
Rogers, AR, School District Number 30, 3%, 2026	1,025,000	945,532
Rogers, AR, School District Number 30, 3%, 2027	1,095,000	962,549
Rogers, AR, School District Number 30, 4.75%, 2032	935,000	940,133
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 2029	135,000	141,626
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 2039	150,000	155,024
Virgin Islands Public Finance Authority Rev., “B”, 5%, 2025	135,000	144,465
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 5%, 2029	940,000	989,491
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 6%, 2039	505,000	546,370

		$9,932,257
Tobacco - 1.8%
Arkansas Development Finance Authority, Tobacco Settlement Rev. (Cancer Research Center Project), Capital Appreciation, AMBAC, 0%, 2028	$500,000	$252,080
Arkansas Development Finance Authority, Tobacco Settlement Rev. (Cancer Research Center Project), Capital Appreciation, AMBAC, 0%, 2026	2,440,000	1,391,312
Arkansas Development Finance Authority, Tobacco Settlement Rev. (Cancer Research Center Project), Capital Appreciation, AMBAC, 0%, 2027	2,470,000	1,325,056
Children’s Trust Fund, Tobacco Settlement Rev., Puerto Rico, 5.5%, 2039	290,000	291,128
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 2023	480,000	465,048
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 2041	305,000	242,789

		$3,967,413
Transportation - Special Tax - 0.2%
Metropolitan Transportation Authority Rev., NY, “A”, 5%, 2037	$490,000	$502,912

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Colleges - 21.9%
Arkansas Development Finance Authority Rev., Capital Improvement (Hendrix College), 3.875%, 2031	$870,000	$769,898
Arkansas Development Finance Authority Rev., Capital Improvement (Hendrix College), 4.1%, 2037	500,000	448,630
Arkansas State University, Auxiliary Enterprises Rev., AGM, 4.65%, 2035	1,000,000	1,006,760
Arkansas State University, Housing System Rev. (Jonesboro Campus), 4.5%, 2031	2,500,000	2,543,025
Arkansas State University, Housing System Rev. (Jonesboro Campus), “C”, AMBAC, 5%, 2032	2,595,000	2,822,997
Arkansas State University, Student Fee (Jonesboro Campus), “C”, AGM, 4.5%, 2023	550,000	610,726
Arkansas State University, Student Fee (Jonesboro Campus), “C”, AGM, 4.5%, 2027	545,000	578,278
Arkansas Technical University, Housing Systems Rev., AMBAC, 5.2%, 2026	500,000	532,015
Illinois Finance Authority Rev. (Roosevelt University Project), 6.5%, 2039	750,000	800,108
Massachusetts Development Finance Agency Higher Education Rev. (Emerson College), “A”, 5%, 2023	1,070,000	1,114,844
New York Dormitory Authority Rev., Non-State Supported Debt (New York University), “A”, 5.25%, 2048	1,605,000	1,703,210
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 2032	85,000	77,546
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 2042	140,000	126,703
Puerto Rico Industrial, Tourist, Medical, & Environmental Central Facilities (University of Sacred Heart), 4.375%, 2031	60,000	53,556
Puerto Rico Industrial, Tourist, Medical, & Environmental Central Facilities (University of Sacred Heart), 5%, 2042	30,000	26,714
Pulaski, AR, Student Tuition & Fee Rev. (Technical College), AGM, 4%, 2024	1,000,000	1,024,680
Pulaski, AR, Student Tuition & Fee Rev. (Technical College), 5%, 2041	2,000,000	2,045,960
University of Arkansas Rev. (Fayetteville Campus), “A”, 5%, 2021	1,310,000	1,551,551
University of Arkansas Rev. (Fayetteville Campus), “A”, 5%, 2026	1,000,000	1,115,920
University of Arkansas Rev. (Fort Smith Campus), 5%, 2028	860,000	928,791
University of Arkansas Rev. (Student Fee-Fort Smith Campus), 4%, 2023	250,000	264,640
University of Arkansas Rev. (Student Fee-Fort Smith Campus), 4%, 2024	250,000	261,820
University of Arkansas Rev. (Student Fee-Fort Smith Campus), 4%, 2025	500,000	516,960
University of Arkansas Rev. (Student Fee-Fort Smith Campus), 4%, 2026	305,000	310,670
University of Arkansas Rev. (Student Fee-Fort Smith Campus), 4%, 2027	700,000	706,965
University of Arkansas Rev. (Student Fee-Phillips), 5.1%, 2034	750,000	813,623
University of Arkansas Rev., “A”, 5%, 2033	1,000,000	1,067,770
University of Arkansas, Administration Building Rev. , “A”, 5%, 2038	1,000,000	1,055,850
University of Arkansas, University Construction Rev. (Monticello), AMBAC, 5%, 2025	1,525,000	1,554,936
University of Arkansas, University Construction Rev. (UAMS Campus), “B”, NATL, 5%, 2026	1,405,000	1,493,599
University of Arkansas, University Construction Rev. (UAMS Campus), “B”, NATL, 5%, 2027	2,180,000	2,317,471
University of Arkansas, University Construction Rev. (UAMS Campus), “B”, NATL, 5%, 2034	3,200,000	3,401,792
University of Arkansas, University Facilities Rev. (Pine Bluff Campus), “A”, AMBAC, 5%, 2030	1,000,000	1,076,880
University of Arkansas, University Facilities Rev. (UAMS Campus), FGIC, 5%, 2028	2,000,000	2,157,920
University of Arkansas, University Rev. (Fayetteville Campus), “A”, 5%, 2032	1,000,000	1,081,640
University of Arkansas, University Rev. (Monticello Campus), 4%, 2032	705,000	662,256
University of Arkansas, University Rev. (Monticello Campus), 4%, 2035	600,000	556,080
University of Arkansas, University Rev. (UAMS Campus), 4.5%, 2016	750,000	822,120
University of Arkansas, University Rev. (UAMS Campus), 4.5%, 2017	725,000	809,020
University of Arkansas, University Rev. (UAMS Campus), 4.5%, 2018	795,000	896,681
University of Arkansas, University Rev. (UAMS Campus), 4.5%, 2019	320,000	363,046
University of Arkansas, University Rev., Var Fac-Fayetteville Campus, AMBAC, 5%, 2036	2,500,000	2,700,800
University of Central Arkansas Rev., “C”, ASSD GTY, 4.25%, 2040	3,000,000	3,031,260
University of Puerto Rico Rev., “Q”, 5%, 2036	1,145,000	990,574

		$48,796,285
Utilities - Investor Owned - 1.1%
Farmington, NM, Pollution Control Rev. (Arizona Public Service Co.), “A”, 4.7%, 2024	$710,000	$758,933
Independence County, AR, Pollution Control Rev. (Entergy Arkansas, Inc. Project), 2.375%, 2021	750,000	714,128
Independence County, AR, Pollution Control Rev. (Entergy Mississippi, Inc. Project), AMBAC, 4.9%, 2022	1,000,000	1,022,540

		$2,495,601

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Utilities - Municipal Owned - 5.9%
Benton, AR, Public Utility Rev., AMBAC, 5%, 2031	$1,500,000	$1,573,980
Benton, AR, Public Utility Rev., AGM, 5%, 2032	1,130,000	1,187,562
Benton, AR, Public Utility Rev., AGM, 5%, 2036	1,165,000	1,210,924
Benton, AR, Public Utility Rev., AMBAC, 5%, 2036	1,500,000	1,537,680
Guam Power Authority Rev., “A”, AGM, 5%, 2025	135,000	149,967
Guam Power Authority Rev., “A”, AGM, 5%, 2026	110,000	121,285
Guam Power Authority Rev., “A”, AGM, 5%, 2027	45,000	48,918
Guam Power Authority Rev., “A”, 5.5%, 2030	450,000	476,384
Guam Power Authority Rev., “A”, 5%, 2034	135,000	138,815
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6%, 2033	245,000	277,852
North Little Rock, AR, Electric Rev., “A”, NATL, 6.5%, 2015	2,625,000	2,772,578
North Little Rock, AR, Electric Rev., “B”, AGM, 5%, 2021	1,040,000	1,114,402
North Little Rock, AR, Electric Rev., “B”, AGM, 5%, 2022	1,090,000	1,153,536
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 2027	470,000	434,698
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 2030	1,000,000	921,770

		$13,120,351
Utilities - Other - 0.8%
Nebraska Central Plains Energy Project, Gas Project Rev., “3”, 5%, 2032	$1,250,000	$1,254,475
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2021	300,000	323,709
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	155,000	165,560

		$1,743,744
Water & Sewer Utility Revenue - 12.9%
Arkansas Community Public Water Systems Authority Rev., 5%, 2032	$1,020,000	$1,079,517
Arkansas Community Public Water Systems Authority Rev., 3.7%, 2036	1,500,000	1,255,725
Arkansas Community Public Water Systems Authority Rev., 4%, 2042	1,000,000	860,010
Arkansas Development Finance Authority, Capital Improvement Rev., Revolving Fund Loan, “C”, 5%, 2022	1,500,000	1,777,080
Arkansas Development Finance Authority, Capital Improvement Rev., Revolving Fund Loan, “C”, 5%, 2024	2,645,000	3,102,400
Arkansas Development Finance Authority, Capital Improvement Rev., Revolving Fund Loan, “C”, 5%, 2025	1,500,000	1,744,245
Central Arkansas Water Rev., “B”, 4%, 2014	880,000	917,708
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 5.125%, 2037	175,000	148,204
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 5.75%, 2037	2,285,000	2,096,259
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	2,100,000	1,976,625
Fort Smith, AR, Water & Sewer Rev., AGM, 4.5%, 2021	1,545,000	1,725,054
Fort Smith, AR, Water & Sewer Rev., AGM, 4.5%, 2022	455,000	501,360
Fort Smith, AR, Water & Sewer Rev., AGM, 5%, 2032	2,000,000	2,123,780
Hot Springs, AR, Wastewater Rev., ASSD GTY, 4.625%, 2037	1,260,000	1,303,382
Little Rock, AR, Sewer Rev., 5.5%, 2030	750,000	829,965
Little Rock, AR, Sewer Rev., 5.75%, 2038	1,000,000	1,108,910
Little Rock, AR, Sewer Rev., “A”, AGM, 4.375%, 2033	750,000	754,924
Little Rock, AR, Sewer Rev., “C”, AGM, 5%, 2037	3,000,000	3,148,110
Rogers, AR, Sewer Rev., AMBAC, 5%, 2037	1,000,000	1,042,140
Wasco, CA, Semitropic Improvement District (Semitropic Water Storage District), “A”, 5%, 2038	1,325,000	1,352,613

		$28,848,011
Total Municipal Bonds		$218,800,042

Money Market Funds - 0.2%
MFS Institutional Money Market Portfolio, 0.11%, at Net Asset Value (v)	513,387	$513,387
Total Investments		$219,313,429

Other Assets, Less Liabilities - 1.8%		4,021,808
Net Assets - 100.0%		$223,335,237

5

Portfolio of Investments (unaudited) – continued

(c)	Refunded bond.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ETM	Escrowed to Maturity

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
FGIC	Financial Guaranty Insurance Co.
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
SYNCORA	Syncora Guarantee Inc.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

6

Supplemental Information

6/30/13 (unaudited)

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$218,800,042	$—	$218,800,042
Mutual Funds	513,387	—	—	513,387
Total Investments	$513,387	$218,800,042	$—	$219,313,429

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$217,635,746
Gross unrealized appreciation	6,943,866
Gross unrealized depreciation	(5,266,183)
Net unrealized appreciation (depreciation)	$1,677,683

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

7

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Porfolio	3,067,890	15,631,647	(18,186,150)	513,387

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Porfolio	$—	$—	$1,009	$513,387

8

QUARTERLY REPORT

June 30, 2013

MFS® CALIFORNIA

MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS

6/30/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Municipal Bonds - 98.3%
Airport Revenue - 6.8%
Chicago, IL, O’Hare International Airport Rev., Third Lien, “A”, 5.625%, 2035	$780,000	$852,400
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 5%, 2029	3,000,000	3,187,680
Orange County, CA, Airport Rev., “A”, 5%, 2031	1,310,000	1,368,552
Sacramento County, CA, Airport Systems Rev., 5%, 2040	1,020,000	1,065,237
San Diego County, CA, Regional Airport Authority Rev., “A”, 5%, 2021	1,500,000	1,689,015
San Diego County, CA, Regional Airport Authority Rev., “A”, 5%, 2040	2,000,000	2,044,980
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5%, 2030	1,715,000	1,769,228
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5%, 2031	850,000	874,387
San Francisco, CA, City & County Airports Commission, International Airport Rev., “D”, 5%, 2025	2,000,000	2,228,400
San Jose, CA, Airport Rev., “A”, BHAC, 5.5%, 2023	2,345,000	2,533,210
San Jose, CA, Airport Rev., “A-2”, 5.25%, 2034	2,560,000	2,662,912

		$20,276,001
General Obligations - General Purpose - 7.2%
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 2020	$2,535,000	$2,571,681
Guam Government, “A”, 6.75%, 2029	85,000	90,870
Guam Government, “A”, 5.25%, 2037	815,000	753,851
Guam Government, “A”, 7%, 2039	95,000	102,665
State of California, 5%, 2034	2,200,000	2,272,556
State of California, 5.25%, 2035	2,545,000	2,719,511
State of California, 6%, 2039	3,000,000	3,429,540
State of California, 5.5%, 2040	3,670,000	3,968,848
State of California, 5.25%, 2040	2,775,000	2,924,767
State of California, 5%, 2042	2,500,000	2,589,375

		$21,423,664
General Obligations - Schools - 8.9%
Beaumont, CA, Unified School District (Election of 2008), Capital Appreciation, “C”, AGM, 0%, 2040	$5,315,000	$1,203,901
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 2029	4,335,000	2,080,020
Cabrillo, CA, Community College District, Capital Appreciation, “A”, NATL, 0%, 2028	1,000,000	483,380
Chabot-Las Positas, CA, Community College (Election of 2004), “B”, AMBAC, 5%, 2030	1,090,000	1,213,726
Clovis, CA, Unified School District (Election of 2001), Capital Appreciation, “B”, 0%, 2024	3,000,000	1,921,980
Clovis, CA, Unified School District (Election of 2001), Capital Appreciation, “B”, 0%, 2027	2,500,000	1,332,500
Colton, CA, Joint Union School District (Election of 2001), Capital Appreciation, “C”, FGIC, 0%, 2032	1,000,000	381,490
Colton, CA, Joint Union School District (Election of 2001), Capital Appreciation, “C”, FGIC, 0%, 2033	3,000,000	1,083,420
Garvey, CA, School District (Election of 2004), Capital Appreciation, AGM, 0%, 2031	2,120,000	793,431
Glendale, CA, Community College District (Election of 2002), “D”, NATL, 5%, 2031	1,710,000	1,836,010
Moorpark, CA, Unified School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 2033	500,000	170,865
Moreland, CA, School District (Election of 2002), Capital Appreciation, “B”, FGIC, 0%, 2028	1,440,000	673,891
Napa Valley, CA, Unified School District (Election of 2006), Capital Appreciation, “A”, 0%, 2029	3,385,000	1,501,586
Natomas Union School District (Election of 2002), “B”, FGIC, 5%, 2028	1,430,000	1,455,511
San Diego County, CA, Southwestern Community College District (Election of 2008), “C”, 5%, 2040	2,060,000	2,144,604
San Joaquin, CA, Delta Community College District (Election of 2004), “B”, Capital Appreciation, AGM, 0%, 2018	2,350,000	2,074,580
San Mateo County, CA, Community College District (Election of 2001), Capital Appreciation, “A”, NATL, 0%, 2021	4,300,000	3,334,564
San Ysidro, CA, School District, AMBAC, 6.125%, 2021	960,000	983,587
Santa Monica, CA, Community College District (Election of 2002), Capital Appreciation, “C”, NATL, 0%, 2027	2,000,000	1,085,400
Santee, CA, School District (Election of 2006), Capital Appreciation, “D”, ASSD GTY, 0%, 2043	4,235,000	763,020

		$26,517,466
Healthcare Revenue - Hospitals - 17.7%
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (San Diego Hospital), “C”, 5.375%, 2020	$2,000,000	$2,046,720
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Sharp Healthcare), “A”, 5%, 2026	1,090,000	1,180,797

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Sharp Healthcare), “A”, 5%, 2028	$500,000	$531,135
California Health Facilities Financing Authority Rev. (Catholic Healthcare West), “A”, 6%, 2029	1,500,000	1,705,530
California Health Facilities Financing Authority Rev. (Catholic Healthcare West), “G”, 5.25%, 2023	2,000,000	2,068,300
California Health Facilities Financing Authority Rev. (Cedars Sinai Medical Center), 5%, 2027	1,000,000	1,046,500
California Health Facilities Financing Authority Rev. (Children’s Hospital Los Angeles), “A”, 5%, 2034	1,000,000	1,026,280
California Health Facilities Financing Authority Rev. (Children’s Hospital of Orange County), 6.25%, 2029	2,000,000	2,273,180
California Health Facilities Financing Authority Rev. (City of Hope), “A”, 5%, 2039	1,200,000	1,259,424
California Health Facilities Financing Authority Rev. (Memorial Health Services), “A”, 5%, 2033	1,705,000	1,805,817
California Health Facilities Financing Authority Rev. (Providence Health & Services), “B”, 5.5%, 2039	1,000,000	1,108,890
California Health Facilities Financing Authority Rev. (Providence Health & Services), “C”, 6.5%, 2018 (c)	30,000	37,554
California Health Facilities Financing Authority Rev. (Providence Health & Services), “C”, 6.5%, 2033	1,500,000	1,715,340
California Health Facilities Financing Authority Rev. (Providence Health & Services), “C”, 6.5%, 2038	1,720,000	1,977,604
California Health Facilities Financing Authority Rev. (Scripps Health), “A”, 5%, 2032	2,955,000	3,069,447
California Health Facilities Financing Authority Rev. (Scripps Health), “A”, 5%, 2040	1,495,000	1,486,090
California Municipal Finance Authority, COP (Community Hospitals, Central California), 5.25%, 2037	2,000,000	2,029,180
California Statewide Communities Development Authority Rev. (Community Hospital of the Monterey Peninsula), 6%, 2033	1,250,000	1,405,438
California Statewide Communities Development Authority Rev. (Enloe Medical Center), CALHF, 6.25%, 2033	2,000,000	2,255,520
California Statewide Communities Development Authority Rev. (Enloe Medical Center), “A”, CALHF, 5.5%, 2023	1,000,000	1,127,850
California Statewide Communities Development Authority Rev. (John Muir Health), 5.125%, 2039	1,000,000	1,020,410
California Statewide Communities Development Authority Rev. (Santa Ynez Valley Cottage Hospital), 5.25%, 2030	1,740,000	1,880,314
California Statewide Communities Development Authority Rev. (Sutter Health), “A”, 5%, 2032	3,390,000	3,512,888
California Statewide Communities Development Authority Rev. (Trinity Health Corp.), 5%, 2041	2,550,000	2,613,215
Madera County, CA, COP (Children’s Hospital Central California), 5.375%, 2036	3,000,000	3,085,500
Palomar Pomerado Health Care District, CA, COP, 6.75%, 2039	1,805,000	1,936,964
San Buenaventura, CA, Rev. (Community Memorial Health System), 7.5%, 2041	1,000,000	1,129,580
Santa Clara County, CA, Financing Authority Rev. (El Camino Hospital), AMBAC, 5.125%, 2041	2,550,000	2,587,817
Sierra View, CA, Local Health Care District Rev., 5.25%, 2037	1,000,000	982,590
Washington Township, CA, Health Care District Rev., “A”, 6.25%, 2039	1,000,000	1,079,610
West Contra Costa, CA, Healthcare District, AMBAC, 5.5%, 2029	2,000,000	2,020,600

		$53,006,084
Healthcare Revenue - Long Term Care - 3.5%
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Episcopal Senior Communities), 6.125%, 2041	$850,000	$917,023
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Eskaton Properties, Inc.), 5%, 2035	1,270,000	1,246,442
California Statewide Communities Development Authority Rev. (American Baptist Homes of the West), 6.25%, 2039	1,500,000	1,616,025
California Statewide Communities Development Authority Rev. (Episcopal Communities & Services for Seniors Obligated Group), 5%, 2047	1,785,000	1,692,983
California Statewide Communities Development Authority Rev. (Eskaton Properties, Inc.), 5.25%, 2034	1,270,000	1,280,198
California Statewide Communities Development Authority Rev. (Senior Living Presbyterian Homes), 4.875%, 2036	1,000,000	884,590
California Statewide Communities Development Authority Rev. (The Terraces at San Joaquin Gardens), “A”, 6%, 2042	750,000	762,683
Eden Township, CA, Healthcare District, COP, 6.125%, 2034	1,090,000	1,149,143
La Verne, CA, COP (Brethren Hillcrest Homes), “B”, 6.625%, 2025	950,000	960,574

		$10,509,661
Miscellaneous Revenue - Entertainment & Tourism - 0.3%
Agua Caliente Band of Cahuilla Indians, CA, Rev., 6%, 2018 (n)	$750,000	$750,030

Miscellaneous Revenue - Other - 2.3%
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Jackson Lab), 5.75%, 2037	$4,115,000	$4,622,914
California Infrastructure & Economic Development Bank Rev. (Walt Disney Family Museum), 5.25%, 2033	1,340,000	1,385,587
San Diego County, CA, COP (Burnham Institute for Medical Research), 5%, 2034	1,000,000	1,004,780

		$7,013,281
Port Revenue - 0.6%
Alameda Corridor Transportation Authority, California Rev., “A”, AGM, 5%, 2028	$1,695,000	$1,846,635

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Sales & Excise Tax Revenue - 1.4%
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 2028	$115,000	$120,181
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 6%, 2042	1,140,000	1,188,154
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A-1”, 5.25%, 2043	875,000	844,209
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, AMBAC, 0%, 2054	7,225,000	554,158
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Convertible Capital Appreciation, “A”, 0% to 2016, 6.75% to 2032	1,605,000	1,589,801

		$4,296,503
Single Family Housing - State - 2.5%
California Housing Finance Agency Rev. (Home Mortgage), “E”, 4.75%, 2030	$1,760,000	$1,701,110
California Housing Finance Agency Rev. (Home Mortgage), “G”, 4.95%, 2023	2,000,000	2,009,680
California Housing Finance Agency Rev. (Home Mortgage), “L”, 5.45%, 2033	3,240,000	3,227,299
California Housing Finance Agency Rev. (Home Mortgage), “L”, FNMA, 5.5%, 2038	635,000	619,785

		$7,557,874
State & Agency - Other - 0.6%
Pasadena, CA, COP, (Old Pasadena Parking Facilities Project), 6.25%, 2018	$1,520,000	$1,679,174

State & Local Agencies - 7.2%
Banning, CA, COP, Water Systems Improvement Project, ETM, AMBAC, 8%, 2019 (c)	$535,000	$637,008
California Public Works Board Lease Rev. (Judicial Council Projects), “A”, 5%, 2028	2,120,000	2,251,694
California Public Works Board Lease Rev., Department of Education (Riverside Campus), 6%, 2026	2,000,000	2,348,920
California Public Works Board Lease Rev., Department of General Services, 6.25%, 2034	1,500,000	1,731,435
California Public Works Board Lease Rev., Department of Justice, “D”, 5.25%, 2020	1,565,000	1,569,398
Delaware Valley, PA, Regional Finance Authority, “C”, FRN, 0.934%, 2037	2,320,000	1,621,958
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., FGIC, 5%, 2035	1,745,000	1,800,770
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A”, AGM, 4.55%, 2022	3,000,000	3,165,870
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, 5%, 2030	3,000,000	3,077,700
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, FGIC, 5%, 2035	2,100,000	2,165,919
San Diego, CA, Public Facilities Financing Authority Lease Rev. (Master Refunding Project), “A”, 5.25%, 2040	1,000,000	1,011,220

		$21,381,892
Tax - Other - 0.2%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	$445,000	$467,975
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	145,000	151,122

		$619,097
Tax Assessment - 7.9%
Bay Area Governments Association, Tax Allocation, “A”, AMBAC, 5%, 2033	$3,700,000	$3,471,747
Dana Point, CA, Community Facilities District, Special Tax, “2006-1”, 4.625%, 2043	855,000	745,398
Fontana, CA, Redevelopment Agency Tax Allocation (Jurupa Hills Redevelopment Project), “A”, 5.5%, 2027	3,350,000	3,352,412
Fullerton, CA, Community Facilities District, Special Tax (Amerige Heights), 5%, 2032	845,000	849,884
Glendale, CA, Redevelopment Agency, Tax Allocation Rev. (Central Glendale Redevelopment Project), 5.5%, 2024	1,750,000	1,799,123
Irvine, CA, Limited Obligation Improvement (Reassessment District #12-1), 4%, 2022	685,000	714,907
Irvine, CA, Limited Obligation Improvement (Reassessment District #12-1), 5%, 2023	340,000	378,542
Jurupa, CA, Community Facilities Services District, Special Tax (Eastvale Area District #31), “A”, 5%, 2037	1,000,000	959,320
Orange County, CA, Community Facilities District, Special Tax (Rancho Santa Margarita), “A”, 5.55%, 2017	820,000	821,689
Riverside County, CA, Redevelopment Agency, Tax Allocation, “A”, XLCA, 5%, 2037	1,900,000	1,810,111
Sacramento, CA, City Financing Authority, Special Tax Rev. (Westlake and Regency Park), “A”, AGM, 5%, 2027	390,000	403,572
San Diego, CA, Community Facilities District No. 3, Special Tax, 5%, 2036	840,000	846,602
San Diego, CA, Redevelopment Agency, Tax Allocation (Centre City), “A”, AMBAC, 5.25%, 2025	2,360,000	2,444,535
San Diego, CA, Redevelopment Agency, Tax Allocation (Centre City), “B”, AMBAC, 5.3%, 2020	1,250,000	1,250,375
San Francisco, CA, City & County Redevelopment Financing Authority, Tax Allocation (Mission Bay North Redevelopment), “C”, 6.375%, 2032	1,000,000	1,129,860
San Francisco, CA, City & County Redevelopment Financing Authority, Tax Allocation (Mission Bay North Redevelopment), “C”, 6.5%, 2039	1,000,000	1,134,240

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Tax Assessment - continued
San Francisco, CA, City & County Redevelopment Successor Agency, Community Facilities District No. 6 (Mission Bay South Public Improvements), “A”, 5%, 2030	$835,000	$825,523
San Francisco, CA, City & County Redevelopment Successor Agency, Community Facilities District No. 6 (Mission Bay South Public Improvements), “A”, 5%, 2033	715,000	690,368

		$23,628,208
Tobacco - 1.6%
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 2047	$3,405,000	$2,874,807
Illinois Railsplitter Tobacco Settlement Authority, 6%, 2028	1,800,000	2,002,014

		$4,876,821
Toll Roads - 0.7%
Foothill/Eastern Corridor Agency, CA, Toll Road Rev., NATL, 5.125%, 2019	$500,000	$500,515
Riverside County, CA, Transportation Commission, Toll Rev., “A”, 5.75%, 2044	1,680,000	1,705,250

		$2,205,765
Transportation - Special Tax - 1.1%
San Francisco, CA, Bay Area Rapid Transit District, Sales Tax Rev., “A”, 5%, 2036	$1,280,000	$1,382,925
San Francisco, CA, Municipal Transportation Agency Rev., “B”, 5%, 2037	1,910,000	2,008,537

		$3,391,462
Universities - Colleges - 10.9%
California Educational Facilities Authority Rev. (Claremont Graduate University), “A”, 6%, 2033	$1,500,000	$1,642,350
California Educational Facilities Authority Rev. (Claremont Graduate University), “A”, 5%, 2042	1,000,000	1,008,580
California Educational Facilities Authority Rev. (Dominican University of California), 5%, 2025	800,000	818,072
California Educational Facilities Authority Rev. (Dominican University of California), 5%, 2036	1,150,000	1,145,228
California Educational Facilities Authority Rev. (Lutheran University), “C”, 5%, 2029	2,500,000	2,554,350
California Educational Facilities Authority Rev. (Pitzer College), 6%, 2040	3,000,000	3,319,650
California Educational Facilities Authority Rev. (University Financing Project), 5%, 2017	685,000	696,405
California Educational Facilities Authority Rev. (University Financing Project), 5%, 2026	1,315,000	1,197,794
California Educational Facilities Authority Rev. (University of La Verne), “A”, 5%, 2029	1,500,000	1,447,275
California Educational Facilities Authority Rev. (University of San Francisco), 6.125%, 2030	1,760,000	2,031,022
California Educational Facilities Authority Rev. (University of The Pacific), 5.25%, 2029	1,265,000	1,325,176
California Municipal Finance Authority Rev. (Biola University), 5.8%, 2028	2,000,000	2,107,200
California Municipal Finance Authority Rev. (University of La Verne), “A”, 6.125%, 2030	1,500,000	1,631,265
California Municipal Finance Authority Rev. (University of La Verne), “A”, 6.25%, 2040	1,500,000	1,623,825
California Public Works Board Lease Rev. (The Regents of the University of California), 5%, 2028	2,125,000	2,368,546
California Public Works Board Lease Rev. (The Regents of the University of California), 5%, 2034	1,500,000	1,604,805
California State University Rev., “A”, 5%, 2024	2,130,000	2,406,581
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.875%, 2043	1,270,000	1,145,248
California Statewide Communities, Notre Dame de Namur University, 6.625%, 2033	1,000,000	973,280
Oakland, CA, Joint Powers Financing Authority Rev., “A-1”, ASSD GTY, 5.25%, 2017	1,375,000	1,507,055

		$32,553,707
Universities - Dormitories - 1.4%
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 5.625%, 2033	$2,000,000	$2,030,480
California Statewide Communities Development Authority Rev. (Student Housing, SUCI East Campus), 6%, 2040	2,000,000	2,080,060

		$4,110,540
Universities - Secondary Schools - 1.6%
California Municipal Finance Authority Rev. (Partnerships to Uplift Communities Project), “A”, 5%, 2032	$825,000	$757,424
California Statewide Communities Development Authority School Facility Rev. (Aspire Public Schools), 6.125%, 2046	1,300,000	1,328,821
California Statewide Communities Development Authority, School Facility Rev. (Alliance for College-Ready Public Schools), “A”, 6.1%, 2032	850,000	834,080
California Statewide Communities Development Authority, School Facility Rev. (Alliance for College-Ready Public Schools), “A”, 6.375%, 2047	1,785,000	1,745,016

		$4,665,341

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Utilities - Cogeneration - 0.8%
California Pollution Control Financing Authority, Water Furnishing Rev. (Poseidon Resources Desalination Project), 5%, 2045	$2,745,000	$2,414,804

Utilities - Investor Owned - 0.7%
California Pollution Control Financing Authority, Water Facilities Rev. (American Water Capital Corp. Project), 5.25%, 2040	$2,000,000	$1,957,480

Utilities - Municipal Owned - 4.4%
California Infrastructure & Economic Development Bank Rev. (California Independent System Corp.), “A”, 6%, 2030	$3,755,000	$3,958,183
Imperial, CA, Irrigation District Electric Rev., “B”, 5%, 2025	1,015,000	1,113,983
Imperial, CA, Irrigation District Electric Rev., “B”, 5%, 2026	1,245,000	1,346,331
Sacramento, CA, Municipal Utility District Rev., “X”, 5%, 2025	2,130,000	2,398,849
Tuolumne Wind Project Authority Rev. (Tuolomne Co.), “A”, 5.625%, 2029	2,000,000	2,218,140
Vernon, CA, Electric System Rev., “A”, 5.5%, 2041	2,130,000	2,191,195

		$13,226,681
Utilities - Other - 2.1%
California M-S-R Energy Authority Gas Rev., “A”, 7%, 2034	$1,750,000	$2,171,173
Long Beach, CA, Bond Finance Authority Natural Gas Purchase Rev., “A”, 5.25%, 2022	2,210,000	2,442,116
Southern California Public Power Authority (Natural Gas Project No. 1), “A”, 5%, 2033	1,655,000	1,587,575

		$6,200,864
Water & Sewer Utility Revenue - 5.9%
California Department of Water Resources, Center Valley Project Rev., “A-J”, 5%, 2025	$2,550,000	$2,957,414
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 5.125%, 2037	240,000	203,251
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 5.75%, 2037	3,760,000	3,449,424
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	740,000	696,525
Escondido CA, Joint Powers Financing Authority Rev. (Water System Financing), 5%, 2041	2,540,000	2,633,802
Guam Government Waterworks Authority, Water & Wastewater System Rev., 5.625%, 2040	525,000	531,804
Madera, CA, Irrigation Financing Authority Rev., 6.5%, 2040	2,560,000	2,788,454
Ontario, CA, COP, Water Systems Improvement Project, NATL, 5%, 2034	2,000,000	2,037,320
Placerville, CA, Public Financing Authority Rev. (Wastewater Systems Refining & Improvement Project), XLCA, 5%, 2034	2,000,000	1,845,160
San Diego, CA, Public Facilities Financing Authority Sewer Rev., “A”, 5%, 2028	350,000	382,267

		$17,525,421
Total Municipal Bonds		$293,634,456

Money Market Funds - 1.1%
MFS Institutional Money Market Portfolio, 0.11%, at Net Asset Value (v)	3,241,580	$3,241,580
Total Investments		$296,876,036

Other Assets, Less Liabilities - 0.6%		1,939,685
Net Assets - 100.0%		$298,815,721

(c)	Refunded bond.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $750,030, representing 0.3% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

5

Portfolio of Investments (unaudited) – continued

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
CALHF	California Health Construction Loan Insurance
FGIC	Financial Guaranty Insurance Co.
FNMA	Federal National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
XLCA	XL Capital Insurance Co.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

6

Supplemental Information

6/30/13 (unaudited)

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$293,634,456	$—	$293,634,456
Mutual Funds	3,241,580	—	—	3,241,580
Total Investments	$3,241,580	$293,634,456	$—	$296,876,036

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$288,529,537
Gross unrealized appreciation	14,396,411
Gross unrealized depreciation	(6,049,912)
Net unrealized appreciation (depreciation)	$8,346,499

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

7

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	3,971,626	21,443,429	(22,173,475)	3,241,580

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,124	$3,241,580

8

QUARTERLY REPORT

June 30, 2013

MFS® GEORGIA

MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS

6/30/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Municipal Bonds - 98.0%
Airport Revenue - 4.1%
Atlanta, GA, Airport Passenger Facilities Rev., “J”, AGM, 5%, 2029	$750,000	$780,593
Atlanta, GA, Airport Passenger Facilities Rev., “J”, AGM, 5%, 2034	750,000	779,355
Atlanta, GA, Airport Rev., “B”, AGM, 5.25%, 2033	1,000,000	1,029,940
Augusta, GA, Airport Rev., “B”, 5.35%, 2028	350,000	353,952
Denver, CO, City & County Airport Systems Rev., “A”, 5%, 2027	45,000	47,370
Denver, CO, City & County Airport Systems Rev., “A”, 5%, 2028	45,000	46,912
Denver, CO, City & County Airport Systems Rev., “B”, 5%, 2032	85,000	88,810

		$3,126,932
General Obligations - General Purpose - 8.4%
Atlanta & Fulton County, GA, Park Improvement, “A”, NATL, 5%, 2030	$500,000	$532,935
Gilmer County, GA, Building Authority Rev. (Courthouse Project), “A”, SYNCORA, 5%, 2029	500,000	510,430
Guam Government, “A”, 6.75%, 2029	185,000	197,776
Guam Government, “A”, 5.25%, 2037	100,000	92,497
Guam Government, “A”, 7%, 2039	25,000	27,017
Gwinnett County, GA, Development Authority Rev. (Civic & Cultural Center), 4%, 2021	510,000	569,787
Lagrange-Troup County, GA, Hospital Authority Rev., 5.5%, 2038	500,000	526,940
Puerto Rico Public Buildings Authority Rev., Guaranteed (Government Facilities), “I”, 5.25%, 2033	245,000	226,718
Puerto Rico Public Buildings Authority Rev., Guaranteed, “S”, 6%, 2041	265,000	259,030
State of California, 5.125%, 2033	305,000	316,736
State of California, 6%, 2039	420,000	480,136
State of Georgia, “E”, 5%, 2016	1,000,000	1,122,760
State of Georgia, “I”, 5%, 2019	1,000,000	1,189,830
State of Georgia, “I”, 4%, 2024	100,000	109,089
State of Illinois, 5.5%, 2033	65,000	67,016
State of Illinois, 5.5%, 2038	190,000	194,397

		$6,423,094
General Obligations - Schools - 3.9%
Cherokee County, GA, School District, 5%, 2033	$500,000	$548,910
Forsyth County, GA, School District, 5%, 2018	610,000	703,818
Gwinnett County, GA, School District, 5%, 2029	1,000,000	1,154,130
Jefferson, GA, School District, “A”, 5.25%, 2029	500,000	559,195

		$2,966,053
Healthcare Revenue - Hospitals - 16.3%
Brunswick, GA, Hospital Authority Rev. (Glynn-Brunswick Memorial Hospital), 5.625%, 2034	$750,000	$801,921
Chatham County, GA, Hospital Authority Rev., Hospital Improvement (Memorial Health University), “A”, 5.375%, 2026	200,000	205,042
Clarke County, GA, Hospital Authority Rev. (Athens Regional Medical Center Project), 5%, 2032	1,000,000	1,053,740
Cobb County, GA, Kennestone Hospital Authority Rev. (Wellstar Health System, Inc.), 5%, 2030	500,000	535,820
Cobb County, GA, Kennestone Hospital Authority Rev. (Wellstar Health System, Inc.), “B”, AMBAC, 6.25%, 2034	500,000	562,745
Dalton, GA, Development Authority Rev. (Hamilton Health Care System), 5%, 2028	500,000	523,070
DeKalb County, GA, Hospital Authority Rev. (DeKalb Medical Center, Inc.), 6.125%, 2040	500,000	527,315
DeKalb County, GA, Private Hospital Authority Rev. Anticipation Certificates (Children’s Healthcare), 5.25%, 2039	750,000	790,988
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 2036	350,000	382,764
Fulton County, GA, Development Authority Rev. (Piedmont Healthcare), “A”, 5.25%, 2037	700,000	742,868
Gainesville & Hall Counties, GA, Hospital Authority Rev. (Northeast Georgia Health System, Inc.), “A”, 5.25%, 2034	500,000	514,015
Gainesville & Hall Counties, GA, Hospital Authority Rev. (Northeast Georgia Health System, Inc.), “B”, 5%, 2033	500,000	517,615
Georgia Medical Center Hospital Authority Rev. (Columbus Regional Healthcare System, Inc.), ASSD GTY, 6.5%, 2038	300,000	324,411
Illinois Finance Authority Rev. (Resurrection Health), 6.125%, 2025	65,000	72,371
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 2044	200,000	221,952
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 2031	45,000	47,907

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.375%, 2041	$210,000	$224,809
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 5.75%, 2025	160,000	175,742
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 2040	200,000	220,182
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.5%, 2045	135,000	149,191
Martin County, FL, Health Facilities Authority Rev. (Martin Memorial Medical Center), 5.5%, 2042	110,000	112,884
Miami-Dade County, FL, Health Facilities Authority Hospital Rev. (Variety Children’s Hospital), “A”, 6%, 2030	45,000	49,711
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.625%, 2029	40,000	43,339
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 2027	130,000	143,930
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6.125%, 2039	180,000	193,424
North Carolina Medical Care Commission, Hospital Rev. (The North Carolina Baptist Hospitals, Inc.), 5.25%, 2029	355,000	385,118
Richmond County, GA, Development Authority Rev., Capital Appreciation, ETM, 0%, 2021 (c)	225,000	179,264
Richmond County, GA, Hospital Authority Rev. Anticipation Certificates (University Health Services, Inc. Project), 5.5%, 2036	750,000	792,878
Thomasville, GA, Hospital Authority Rev. Anticipation Certificates (John D. Archbold Memorial Hospital), 5.125%, 2030	500,000	520,560
Thomasville, GA, Hospital Authority Rev. Anticipation Certificates (John D. Archbold Memorial Hospital), 5.375%, 2040	500,000	524,475
Valdosta & Lowndes County, GA, Hospital Authority (South Georgia Medical Center Project), 5%, 2033	240,000	240,890
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2039	385,000	429,021
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2031	260,000	269,344

		$12,479,306
Healthcare Revenue - Long Term Care - 1.2%
Fulton County, GA, Residential Care Facilities, Elderly Authority Rev. (Canterbury Court), “A”, 6.125%, 2034	$150,000	$151,628
Gainesville & Hall County, GA, Development Authority Retirement Community Rev. (ACTS Retirement), 6.625%, 2039	200,000	221,538
Georgia Medical Center Hospital Authority Rev. (Spring Harbor Green Island Project), 5.25%, 2037	200,000	178,952
Savannah, GA, Economic Development Authority Rev., Capital Appreciation, “C”, ETM, 0%, 2021 (c)	500,000	398,365

		$950,483
Industrial Revenue - Environmental Services - 0.7%
Savannah, GA, Economic Development Authority, Solid Waste Disposal Rev. (Georgia Waste Management Project), “A”, 5.5%, 2016	$500,000	$552,770

Industrial Revenue - Paper - 0.9%
Rockdale County, GA, Development Authority Project Rev. (Visy Paper Project), “A”, 6.125%, 2034	$150,000	$152,420
Savannah, GA, Economic Development Pollution (Union Camp Corp.), 6.15%, 2017	500,000	554,565

		$706,985
Miscellaneous Revenue - Other - 1.8%
Florida Citizens Property Insurance Corp., “A-1”, 5%, 2020	$285,000	$318,448
Fulton County, GA, Development Authority Rev. (Georgia Tech Athletic Association), “A”, 5%, 2042	750,000	764,970
Indiana Finance Authority Rev., (Ohio River Bridges East End Crossing Project), “A”, 5%, 2040	75,000	72,943
Indiana Finance Authority Rev., (Ohio River Bridges East End Crossing Project), “A”, 5%, 2044	110,000	101,248
Miami-Dade County, FL, Special Obligation, “B”, 5%, 2035	90,000	90,923
Miami-Dade County, FL, Special Obligation, “B”, 5%, 2037	65,000	65,330

		$1,413,862
Multi-Family Housing Revenue - 0.7%
Hinesville, GA, Leased Housing Corp., “A”, FHA, 6.7%, 2017	$570,000	$570,428

Sales & Excise Tax Revenue - 6.5%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6.5%, 2030	$265,000	$309,149
Guam Government Business Privilege Tax Rev., “A”, 5.25%, 2036	170,000	178,918
Guam Government Business Privilege Tax Rev., “C”, 5%, 2016	65,000	72,964
Guam Government Business Privilege Tax Rev., “C”, 5%, 2017	70,000	79,839
Guam Government Business Privilege Tax Rev., “C”, 5%, 2018	65,000	74,696
Metropolitan Atlanta, GA, Rapid Transit Authority Rev., “A”, 4%, 2031	1,000,000	971,230
Metropolitan Atlanta, GA, Rapid Transit Authority Rev., “A”, 4%, 2033	1,000,000	977,090
Metropolitan Atlanta, GA, Rapid Transit Authority Rev., “B”, AGM, 5%, 2037	250,000	265,880

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Sales & Excise Tax Revenue - continued
Puerto Rico Infrastructure Financing Authority, Special Tax Rev., “C”, FGIC, 5.5%, 2022	$295,000	$293,758
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057	280,000	281,618
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 6%, 2042	440,000	458,586
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A-1”, 5.25%, 2043	225,000	217,082
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 6%, 2039	285,000	297,828
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5.25%, 2041	420,000	409,744
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, 0%, 2033	370,000	111,377

		$4,999,759
Single Family Housing Revenue - Local - 0.7%
Atlanta, GA, Urban Residential Financing Authority, Multifamily Housing Rev. (Ginnie Mae Collateralized – Amal Heights), GNMA, 4.9%, 2040	$500,000	$511,640

Single Family Housing - State - 3.9%
California Housing Finance Agency Rev. (Home Mortgage), “I”, 4.7%, 2026	$300,000	$292,773
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “A”, 3.125%, 2027	500,000	460,740
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “A”, 3.45%, 2032	500,000	457,450
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “B-2”, 4.5%, 2024	500,000	506,825
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “C-2”, 5.1%, 2022	745,000	745,335
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “D-2”, 5.2%, 2032	500,000	510,785

		$2,973,908
State & Agency - Other - 4.1%
Carroll City-County, GA, Hospital Authority Rev. (Tanner Medical Center), 5%, 2040	$500,000	$513,350
Floyd County, GA, Hospital Authority Rev. Anticipation Certificates (Floyd Medical Center Project), “B”, 5%, 2032	1,000,000	1,039,650
Paulding County, GA, Hospital Authority Rev. Anticipation Certificates, “A”, 5%, 2042	500,000	521,180
Tift County, GA, Hospital Authority Rev. Anticipation Certificates, 5%, 2038	1,000,000	1,045,010

		$3,119,190
State & Local Agencies - 2.1%
Georgia Municipal Association, Inc. (Riverdale Public Purpose Project), ASSD GTY, 5.5%, 2038	$1,000,000	$1,053,840
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, 5%, 2030	40,000	41,036
Los Angeles, CA, Municipal Improvement Corp. Lease Rev. (Real Property), “E”, 6%, 2039	115,000	129,245
Virginia Public School Authority, Special Obligation Montgomery County, 5%, 2030	320,000	349,546

		$1,573,667
Tax - Other - 1.0%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	$75,000	$78,872
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	25,000	26,056
New Jersey Economic Development Authority Rev., 5%, 2025	75,000	76,958
New Jersey Economic Development Authority Rev., 5%, 2026	35,000	35,631
New Jersey Economic Development Authority Rev., 5%, 2028	15,000	15,000
New Jersey Economic Development Authority Rev., 5%, 2029	15,000	14,870
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 2029	50,000	52,454
Virgin Islands Public Finance Authority Rev., “B”, 5%, 2025	50,000	53,504
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 5%, 2029	190,000	200,004
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 6%, 2039	180,000	194,746

		$748,095
Tax Assessment - 0.4%
Atlanta, GA, Tax Allocation (Eastside Project), “B”, 5.6%, 2030	$150,000	$157,644
Atlanta, GA, Tax Allocation (Princeton Lakes Project), 5.5%, 2031	125,000	128,601

		$286,245

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Tobacco - 0.8%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	$90,000	$81,082
Illinois Railsplitter Tobacco Settlement Authority, 6%, 2028	235,000	261,374
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 2041	335,000	266,670

		$609,126
Toll Roads - 0.5%
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.25%, 2032	$70,000	$67,200
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 2037	120,000	121,747
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 2042	190,000	180,327

		$369,274
Transportation - Special Tax - 0.3%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.5%, 2028	$185,000	$191,902

Universities - Colleges - 17.4%
Athens, GA, Housing Authority Rev. (University of Georgia East Campus Funding), 5.25%, 2035	$500,000	$531,975
Athens-Clarke County, GA, Unified Government Development Authority, Educational Facilities Rev., Convertible Capital Appreciation, 5%, 2024	250,000	270,565
Athens-Clarke County, GA, Unified Government Development Authority, Educational Facilities Rev., Convertible Capital Appreciation, 5%, 2031	250,000	260,436
Atkinson-Coffee County, GA, Joint Development Authority Rev. (SGC Real Estate Foundation LLC), ASSD GTY, 5.25%, 2034	500,000	503,255
Atlanta, GA, Development Authority Educational Facilities Rev. (Panther Place), ASSD GTY, 4.75%, 2032	500,000	513,905
Atlanta, GA, Development Authority Educational Facilities Rev. (Science Park LLC), 5%, 2032	500,000	531,565
Atlanta, GA, Development Authority Educational Facilities Rev. (Science Park LLC), 5%, 2039	500,000	522,230
Bleckley-Dodge County, GA, Student Housing Facilities Rev. (Middle Georgia College), 5.25%, 2038	500,000	511,890
Carrollton, GA, Payroll Development Authority Rev. (UWG Phase II, LLC Project), AGM, 5%, 2040	500,000	525,385
Cobb County, GA, Development Authority, Dining Hall Lease Rev. (KSU Dining Hall), ASSD GTY, 5.75%, 2039	1,000,000	1,088,560
Cobb County, GA, Development Authority, Sports & Recreation Facilities Lease Rev. (Kennesaw State University Foundation), AGM, 5%, 2035	750,000	775,125
Dahlonega, GA, Downtown Development Authority Rev. (North Georgia MBA LLC), ASSD GTY, 4.75%, 2040	500,000	514,685
Dahlonega, GA, Downtown Development Authority Rev. (North Georgia PHD LLC), ASSD GTY, 5.25%, 2034	500,000	528,380
Dekalb Newton & Gwinnett Counties, GA, Joint Development Authority Rev. (GGC Foundation LLC), 6%, 2034	500,000	542,300
Fulton County, GA, Development Authority Rev. (Georgia Tech Foundation Funding), SYNCORA, 5%, 2032	500,000	525,310
Fulton County, GA, Development Authority Rev. (Molecular Science Building), NATL, 5%, 2034	1,000,000	1,022,560
Fulton County, GA, Development Authority Rev. (Spelman College), 5%, 2032	775,000	806,760
Georgia Higher Education Facilities Authority Rev. (Real Estate Foundation), 6%, 2034	300,000	327,117
Illinois Finance Authority Rev. (Roosevelt University Project), 6.5%, 2039	430,000	458,728
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 2030	100,000	102,762
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 6%, 2017	275,000	310,659
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 6%, 2041	65,000	69,432
Private Colleges & Universities, GA, Authority Rev. (Agnes Scott College), 5%, 2024	500,000	547,545
Private Colleges & Universities, GA, Authority Rev. (Mercer University), “C”, 5.25%, 2027	350,000	359,517
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 2032	25,000	22,806
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 2042	45,000	40,726
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (International American University of Puerto Rico Project), 5%, 2031	55,000	55,198
Savannah, GA, Economic Development Authority Rev. (AASU Student Union LLC), ASSD GTY, 5.125%, 2039	500,000	518,430
Savannah, GA, Economic Development Authority Rev. (SSU Community Development I LLC Project), ASSD GTY, 5.5%, 2035	500,000	535,395

		$13,323,201

4

Portfolio of Investments (unaudited) - continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Secondary Schools - 0.1%
North Texas Education Finance Corp., Education Rev. (Uplift Education), “A”, 4.875%, 2032	$30,000	$28,604
North Texas Education Finance Corp., Education Rev. (Uplift Education), “A”, 5.125%, 2042	75,000	72,726

		$101,330
Utilities - Investor Owned - 0.2%
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.5%, 2029 (b)	$160,000	$178,307

Utilities - Municipal Owned - 4.2%
Georgia Municipal Electric Authority Power Rev., “A”, NATL, 6.5%, 2020	$1,130,000	$1,281,691
Georgia Municipal Electric Authority Power Rev., “GG”, 5%, 2039	500,000	529,850
Georgia Municipal Gas Authority Rev. (Gas Portfolio III Project), “S”, 5%, 2025	500,000	562,135
Georgia Municipal Gas Authority Rev. (Gas Portfolio III Project), “S”, 5%, 2026	500,000	556,685
Guam Power Authority Rev., “A”, 5.5%, 2030	160,000	169,381
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6%, 2033	100,000	113,409

		$3,213,151
Utilities - Other - 3.0%
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 2022	$910,000	$984,593
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “B”, 5%, 2019	250,000	269,080
Nebraska Central Plains Energy Project, Gas Project Rev., “3”, 5%, 2032	405,000	406,450
Tennessee Energy Acquisition Corp. Gas Rev., “A”, 5.25%, 2020	250,000	273,348
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2019	225,000	246,249
Texas Gas Acquisition & Supply Corp III., Gas Supply Rev., 5%, 2031	40,000	39,761
Texas Gas Acquisition & Supply Corp III., Gas Supply Rev., 5%, 2032	65,000	64,360

		$2,283,841
Water & Sewer Utility Revenue - 14.8%
Athens-Clarke County, GA, Unified Government Water & Sewer Rev., 5.625%, 2033	$500,000	$560,380
Augusta, GA, Water & Sewer Rev., AGM, 5.25%, 2034	1,000,000	1,042,870
Cherokee County, GA, Water & Sewer Authority Rev., 5%, 2021	385,000	455,001
Cherokee County, GA, Water & Sewer Authority Rev., 5%, 2028	800,000	872,536
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 5.125%, 2037	60,000	50,813
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 5.75%, 2037	460,000	422,004
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	1,035,000	974,194
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 2031	1,000,000	1,078,250
DeKalb County, GA, Water & Sewer Rev., “B”, 5.25%, 2025	1,000,000	1,189,500
Fulton County, GA, Water & Sewer Rev., 5%, 2023	1,000,000	1,142,710
Fulton County, GA, Water & Sewer Rev., 5%, 2026	500,000	567,055
Fulton County, GA, Water & Sewer Rev., ETM, FGIC, 6.375%, 2014 (c)	495,000	510,048
Guam Government Waterworks Authority, Water & Wastewater System Rev., 5.625%, 2040	60,000	60,778
Henry County, GA, Water & Sewer Authority Rev., BHAC, 5.25%, 2027	1,000,000	1,211,990
Henry County, GA, Water & Sewer Authority Rev., 5.25%, 2028	1,000,000	1,203,550

		$11,341,679
Total Municipal Bonds		$75,014,228

Money Market Funds - 1.5%
MFS Institutional Money Market Portfolio, 0.11%, at Net Asset Value (v)	1,114,354	$1,114,354
Total Investments		$76,128,582

Other Assets, Less Liabilities - 0.5%		397,136
Net Assets - 100.0%		$76,525,718

(b)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

5

Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:

ETM	Escrowed to Maturity

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
SYNCORA	Syncora Guarantee Inc.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

6

Supplemental Information

6/30/13 (unaudited)

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$75,014,228	$—	$75,014,228
Mutual Funds	1,114,354	—	—	1,114,354
Total Investments	$1,114,354	$75,014,228	$—	$76,128,582

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$74,047,568
Gross unrealized appreciation	3,153,314
Gross unrealized depreciation	(1,072,300)
Net unrealized appreciation (depreciation)	$2,081,014

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

7

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	3,019,083	4,387,416	(6,292,145)	1,114,354

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$661	$1,114,354

8

QUARTERLY REPORT

June 30, 2013

MFS® MARYLAND MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS

6/30/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Municipal Bonds - 95.2%
Airport Revenue - 0.7%
Metropolitan Washington, DC, Airport Authority Rev., “A”, 5%, 2039	$750,000	$800,123

General Obligations - General Purpose - 13.4%
Anne Arundel County, MD, Consolidated Water & Sewer, 5%, 2022	$530,000	$631,877
Anne Arundel County, MD, General Improvement, 5%, 2025	2,000,000	2,295,620
Baltimore County, MD, Public Improvement, 5%, 2028	2,000,000	2,258,520
Commonwealth of Puerto Rico, “A”, 5.375%, 2033	260,000	241,296
Commonwealth of Puerto Rico, Public Improvement, “A”, 5%, 2029	295,000	267,754
Commonwealth of Puerto Rico, Public Improvement, “B”, 6.5%, 2037	1,500,000	1,523,730
Guam Government, “A”, 6.75%, 2029	70,000	74,834
Guam Government, “A”, 7%, 2039	80,000	86,454
Prince George’s County, MD, Consolidated Public Improvement, “A”, 5%, 2030	1,500,000	1,668,150
State of California, 6%, 2039	720,000	823,090
State of Illinois, 5.5%, 2033	90,000	92,791
State of Illinois, 5.5%, 2038	275,000	281,366
State of Maryland, 5%, 2020	3,500,000	3,979,780
Washington Suburban Sanitary District, MD, Consolidated Public Improvement, 5%, 2021	500,000	603,555

		$14,828,817
Healthcare Revenue - Hospitals - 21.6%
Brazoria County, TX, Health Facilities Development Corp., Hospital Rev. (Brazosport Regional Health System), 5.25%, 2032	$255,000	$246,669
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 2036	590,000	645,230
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 2044	345,000	382,867
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 2040	370,000	407,337
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.5%, 2045	575,000	635,444
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	640,000	658,579
Martin County, FL, Health Facilities Authority Rev. (Martin Memorial Medical Center), 5.5%, 2042	165,000	169,326
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare), “A”, 5.75%, 2025	500,000	505,150
Maryland Health & Higher Educational Facilities Authority Rev. (Anne Arundel Health System, Inc.), 5%, 2040	1,000,000	1,031,310
Maryland Health & Higher Educational Facilities Authority Rev. (Anne Arundel Health System, Inc.), “A”, 6.75%, 2039	1,000,000	1,179,100
Maryland Health & Higher Educational Facilities Authority Rev. (Ascension Health), “B”, 5%, 2051	1,000,000	1,025,370
Maryland Health & Higher Educational Facilities Authority Rev. (Calvert Health Systems), 5.5%, 2039	1,000,000	1,012,530
Maryland Health & Higher Educational Facilities Authority Rev. (Carroll Hospital), “A”, 5%, 2037	1,000,000	1,007,200
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), “A”, 5%, 2029	750,000	733,845
Maryland Health & Higher Educational Facilities Authority Rev. (Frederick Memorial Hospital), “A”, 4%, 2038	1,000,000	828,310
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins Health System), “A”, 5%, 2026	250,000	278,493
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins Medical Institutions), “A”, 5%, 2037	750,000	779,753
Maryland Health & Higher Educational Facilities Authority Rev. (Lifebridge Health), ASSD GTY, 4.75%, 2038	965,000	985,757
Maryland Health & Higher Educational Facilities Authority Rev. (Lifebridge Health), 4.75%, 2039	590,000	561,255
Maryland Health & Higher Educational Facilities Authority Rev. (Medlantic/Helix Parent, Inc.), “A”, AGM, 5.25%, 2038	1,000,000	1,013,940
Maryland Health & Higher Educational Facilities Authority Rev. (Medstar Health), 5.5%, 2033	635,000	655,333
Maryland Health & Higher Educational Facilities Authority Rev. (Medstar Health), “A”, 5%, 2041	505,000	512,590
Maryland Health & Higher Educational Facilities Authority Rev. (Mercy Medical Center), “A”, 5.5%, 2042	750,000	778,808
Maryland Health & Higher Educational Facilities Authority Rev. (Peninsula Regional Medical Center), 5%, 2036	1,000,000	1,032,800
Maryland Health & Higher Educational Facilities Authority Rev. (Suburban Hospital), “A”, 5.5%, 2016	1,000,000	1,043,500
Maryland Health & Higher Educational Facilities Authority Rev. (Union Hospital of Cecil County Issue), 5%, 2035	500,000	511,420
Maryland Health & Higher Educational Facilities Authority Rev. (University of Maryland Medical System), AMBAC, 5%, 2031	645,000	673,045
Maryland Health & Higher Educational Facilities Authority Rev. (University of Maryland Medical System), “A”, 5%, 2041	500,000	506,650
Maryland Health & Higher Educational Facilities Authority Rev. (Washington County Hospital), 5.75%, 2038	500,000	518,385
Maryland Industrial Development Authority, Economic Development Rev., RIBS, FRN, AGM, 11.231%, 2022 (p)	1,150,000	1,385,313
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.625%, 2029	65,000	70,426
Montgomery County, MD, Rev. (Trinity Health Corp.), 5%, 2040	1,000,000	1,042,480

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 2027	$480,000	$531,432
Richmond, IN, Hospital Authority Rev. (Reid Hospital), “A”, 6.5%, 2029	415,000	447,889

		$23,797,536
Healthcare Revenue - Long Term Care - 1.5%
Gaithersburg, MD, Economic Development Rev. (Asbury Maryland Obligations Group), “A”, 5.125%, 2036	$400,000	$387,796
Maryland Health & Higher Educational Facilities Authority Rev. (Charlestown Community), 6.25%, 2041	750,000	814,335
Maryland Health & Higher Educational Facilities Authority Rev. (King Farm Presbyterian Community), “A”, 5.3%, 2037	300,000	268,869
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 2030	55,000	62,396
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 2040	85,000	95,905

		$1,629,301
Healthcare Revenue - Other - 0.7%
Maryland Economic Development Corp., Economic Development Rev. (Lutheran World Relief Refugee), 5.25%, 2019	$165,000	$175,400
Maryland Economic Development Corp., Economic Development Rev. (Lutheran World Relief Refugee), 5.25%, 2029	565,000	581,374

		$756,774
Industrial Revenue - Other - 0.5%
Maryland Economic Development Corp., Pollution Control Rev. (CNX Marine Terminals, Inc.), 5.75%, 2025	$500,000	$533,170

Miscellaneous Revenue - Entertainment & Tourism - 0.1%
Louisiana Stadium & Exposition District Rev., “A”, 5%, 2031	$20,000	$20,978
Louisiana Stadium & Exposition District Rev., “A”, 5%, 2036	60,000	62,246

		$83,224
Miscellaneous Revenue - Other - 1.9%
Harford County, MD, Economic Development Rev. (Battelle Memorial Institute Project), 5.25%, 2034	$1,600,000	$1,607,408
Indiana Finance Authority Rev., (Ohio River Bridges East End Crossing Project), “A”, 5%, 2040	105,000	102,120
Indiana Finance Authority Rev., (Ohio River Bridges East End Crossing Project), “A”, 5%, 2044	160,000	147,270
Miami-Dade County, FL, Special Obligation, “B”, 5%, 2035	120,000	121,230
Miami-Dade County, FL, Special Obligation, “B”, 5%, 2037	85,000	85,431

		$2,063,459
Multi-Family Housing Revenue - 5.8%
Maryland Community Development Administration, Department of Housing & Community Development, “A”, 5.05%, 2047	$1,000,000	$1,009,550
Maryland Community Development Administration, Department of Housing & Community Development, “B”, FNMA, 5%, 2039	500,000	504,425
Maryland Community Development Administration, Department of Housing & Community Development, “B”, FHA, 4.45%, 2040	1,500,000	1,516,170
Maryland Community Development Administration, Department of Housing & Community Development, “D”, 5%, 2032	1,000,000	1,000,030
Montgomery County, MD, Housing Opportunities Commission, Multifamily & Reconstruction Development Rev., “D”, 3.25%, 2037	1,500,000	1,318,320
Montgomery County, MD, Housing Opportunities Commission, Multifamily Rev., 5.125%, 2037	1,000,000	1,058,350

		$6,406,845
Parking - 1.3%
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins Medical Institutions), AMBAC, 5%, 2034	$1,385,000	$1,387,147

Port Revenue - 0.5%
Maryland Economic Development Corp. Rev. (Port America Chesapeake Terminal Project), “B”, 5.75%, 2035	$550,000	$595,887

Sales & Excise Tax Revenue - 4.8%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 2041	$435,000	$482,807
Guam Government Business Privilege Tax Rev., “A”, 5.25%, 2036	260,000	273,640
Guam Government Business Privilege Tax Rev., “C”, 5%, 2016	80,000	89,802
Guam Government Business Privilege Tax Rev., “C”, 5%, 2017	90,000	102,650
Guam Government Business Privilege Tax Rev., “C”, 5%, 2018	85,000	97,679
Puerto Rico Infrastructure Financing Authority, Special Tax Rev., “C”, FGIC, 5.5%, 2022	510,000	507,853

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Sales & Excise Tax Revenue - continued
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 2019 (c)	$5,000	$6,115
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 2028	515,000	538,201
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 6%, 2042	600,000	625,344
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A-1”, 5%, 2043	490,000	465,172
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A-1”, 5.25%, 2043	305,000	294,267
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5.25%, 2040	435,000	443,583
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5.25%, 2041	1,240,000	1,209,719
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, 0%, 2033	620,000	186,632

		$5,323,464
Single Family Housing - State - 3.0%
Maryland Community Development Administration, Department of Housing & Community Development, 5%, 2034	$1,500,000	$1,550,865
Maryland Community Development Administration, Department of Housing & Community Development , “B”, 4.75%, 2019	215,000	215,028
Maryland Community Development Administration, Department of Housing & Community Development, “A”, 5.875%, 2016	230,000	230,173
Maryland Community Development Administration, Department of Housing & Community Development, “I”, 6%, 2041	305,000	310,103
Montgomery County, MD, Housing Opportunities Commission (Single Family Mortgage Rev.), “B”, 4.55%, 2026	1,000,000	1,000,000

		$3,306,169
State & Agency - Other - 2.9%
Howard County, MD, COP, “A”, 8%, 2019	$805,000	$1,112,542
Howard County, MD, COP, “B”, 8%, 2019	385,000	532,085
Howard County, MD, COP, “B”, 8.15%, 2021	450,000	644,211
Howard County, MD, COP, “C”, 8%, 2019	680,000	939,787

		$3,228,625
State & Local Agencies - 2.3%
FYI Properties Lease Rev. (Washington State Project), 5.5%, 2034	$370,000	$393,539
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, 5%, 2030	55,000	56,425
Los Angeles, CA, Municipal Improvement Corp. Lease Rev. (Real Property), “E”, 6%, 2039	180,000	202,297
Maryland Department of Transportation, Port Administration Facilities Project, AMBAC, 5.25%, 2020	1,690,000	1,839,971

		$2,492,232
Tax - Other - 1.3%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	$325,000	$341,780
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	45,000	46,900
New Jersey Economic Development Authority Rev., 5%, 2025	110,000	112,871
New Jersey Economic Development Authority Rev., 5%, 2026	55,000	55,992
New Jersey Economic Development Authority Rev., 5%, 2028	20,000	19,999
New Jersey Economic Development Authority Rev., 5%, 2029	20,000	19,826
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 5%, 2029	520,000	547,378
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 6%, 2039	285,000	308,347

		$1,453,093
Tax Assessment - 4.5%
Anne Arundel County, MD, Consolidated Special Taxing District Refunding Rev. (The Villages of Dorchester and Farmington Village Projects), 5%, 2032	$500,000	$532,795
Anne Arundel County, MD, Special Obligation (Arundel Mills Project), 5.125%, 2029	1,000,000	1,033,130
Anne Arundel County, MD, Special Obligation (National Business Park-North Project), 6.1%, 2040	350,000	366,811
Anne Arundel County, MD, Special Obligation (VLG South Waugh Chapel Project), 6.25%, 2040	300,000	315,402
Baltimore, MD, Special Obligation, (East Baltimore Research Park Project), “A”, 7%, 2038	400,000	421,468
Brunswick, MD, Special Obligation (Brunswick Crossing Special Taxing), 5.5%, 2036	244,000	209,645
Frederick County, MD, Special Obligation (Urbana Community Development Authority), “A”, 5%, 2040	1,500,000	1,563,765
Prince George’s County, MD, Special Obligation (National Harbor Project), 5.2%, 2034	500,000	506,890

		$4,949,906

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Tobacco - 1.1%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	$160,000	$144,146
Illinois Railsplitter Tobacco Settlement Authority, 6%, 2028	215,000	239,129
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 2041	930,000	740,308
Virgin Islands Tobacco Settlement Financing Corp., 5%, 2021	130,000	128,993

		$1,252,576
Transportation - Special Tax - 1.7%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., AGM, 5.25%, 2033	$1,365,000	$1,343,419
Washington, DC, Metropolitan Area Transit Authority Gross Rev., “A”, 5.125%, 2032	485,000	524,290

		$1,867,709
Universities - Colleges - 10.2%
Annapolis, MD, Economic Development Rev. (St. John’s College), 5.5%, 2018	$130,000	$130,393
Illinois Finance Authority Rev. (University of Chicago), “A”, 5%, 2051	290,000	300,484
Maryland Health & Higher Educational Facilities Authority Rev. (Goucher College), 5.375%, 2025	500,000	525,485
Maryland Health & Higher Educational Facilities Authority Rev. (Goucher College), “A”, 5%, 2034	500,000	534,340
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins University), “A”, 5%, 2030	1,500,000	1,667,445
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins University), “A”, 5%, 2037	1,500,000	1,608,870
Maryland Health & Higher Educational Facilities Authority Rev. (Loyola College), “A”, 5.125%, 2045	1,600,000	1,613,184
Maryland Health & Higher Educational Facilities Authority Rev. (Maryland Institute College of Art), 5%, 2030	750,000	759,075
Maryland Health & Higher Educational Facilities Authority Rev. (Notre Dame College), 5%, 2035	1,000,000	1,028,060
Morgan State University, Academic & Auxiliary Facilities Fees Rev., NATL, 6.05%, 2015	650,000	682,877
Morgan State University, Academic & Auxiliary Facilities Fees Rev., 5%, 2030	150,000	164,564
Morgan State University, Academic & Auxiliary Facilities Fees Rev., 5%, 2032	440,000	478,509
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 6%, 2017	480,000	542,242
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 2032	30,000	27,369
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 2042	60,000	54,301
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (International American University of Puerto Rico Project), 5%, 2031	85,000	85,306
Westminster, MD, Educational Facilities Rev. (McDaniel College, Inc.), 5%, 2031	1,000,000	1,017,400

		$11,219,904
Universities - Dormitories - 1.6%
Maryland Economic Development Corp., Student Housing Rev. (Salisbury University Project), 5%, 2027	$500,000	$500,690
Maryland Economic Development Corp., Student Housing Rev. (Salisbury University Project), 5%, 2030	300,000	292,962
Maryland Economic Development Corp., Student Housing Rev. (Towson University Project), 5%, 2027	700,000	718,879
Maryland Economic Development Corp., Student Housing Rev. (Towson University Project), 5%, 2029	250,000	255,450

		$1,767,981
Universities - Secondary Schools - 0.8%
La Vernia, TX, Higher Education Finance Corp. Rev. (Lifeschool of Dallas), “A”, 7.5%, 2041	$265,000	$296,872
Maryland Health & Higher Educational Facilities Authority Rev. (Washington Christian Academy), 5.5%, 2038 (a)(d)	500,000	145,000
Maryland Industrial Development Financing Authority, Economic Development Authority Rev. (Our Lady of Good Council), “A”, 6%, 2035	400,000	406,800

		$848,672
Utilities - Investor Owned - 0.8%
Maryland Economic Development Corp., Pollution Control Rev. (Potomac Electric Power Co.), 6.2%, 2022	$500,000	$581,580
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.5%, 2029 (b)	275,000	306,466

		$888,046
Utilities - Municipal Owned - 0.4%
Guam Power Authority Rev., “A”, AGM, 5%, 2025	$60,000	$66,652
Guam Power Authority Rev., “A”, AGM, 5%, 2026	50,000	55,130

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Utilities - Municipal Owned - continued
Guam Power Authority Rev., “A”, AGM, 5%, 2027	$20,000	$21,741
Guam Power Authority Rev., “A”, 5%, 2034	60,000	61,696
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6%, 2033	185,000	209,807

		$415,026
Utilities - Other - 1.7%
Nebraska Central Plains Energy Project, Gas Project Rev., “3”, 5%, 2032	$620,000	$622,220
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2019	400,000	437,776
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2021	195,000	210,411
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	100,000	106,813
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2023	140,000	149,066
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2021	235,000	252,449
Texas Gas Acquisition & Supply Corp III., Gas Supply Rev., 5%, 2031	55,000	54,671
Texas Gas Acquisition & Supply Corp III., Gas Supply Rev., 5%, 2032	85,000	84,164

		$1,917,570
Water & Sewer Utility Revenue - 10.1%
Baltimore, MD, Rev., LEVRRS, FRN, NATL, 10.864%, 2020 (p)	$3,000,000	$3,848,400
Baltimore, MD, Wastewater Rev. Project, “A”, NATL, 5.65%, 2020	2,000,000	2,282,800
Baltimore, MD, Wastewater Rev. Project, “A”, 5%, 2041	1,000,000	1,097,230
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 5%, 2033	695,000	600,876
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 5.125%, 2037	85,000	71,985
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 5.75%, 2037	1,070,000	981,618
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	1,045,000	983,606
Jackson, MI, Mississippi Development Bank Special Obligation (MI Water and Sewer System Rev. Bond Project), AGM, 6.875%, 2040	50,000	58,825
Montgomery County, MD, Water Quality Protection Charge Rev., “A”, 5%, 2032	1,125,000	1,238,301

		$11,163,641
Total Municipal Bonds		$104,976,897

Money Market Funds - 6.9%
MFS Institutional Money Market Portfolio, 0.11%, at Net Asset Value (v)	7,567,879	$7,567,879
Total Investments		$112,544,776

Other Assets, Less Liabilities - (2.1)%		(2,294,071)
Net Assets - 100.0%		$110,250,705

(a)	Non-income producing security.
(b)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(d)	In default. Interest and/or scheduled principal payment(s) have been missed.
(p)	Primary inverse floater.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

Insurers		Inverse Floaters
AGM	Assured Guaranty Municipal	LEVRRS	Leveraged Reverse Rate Security
AMBAC	AMBAC Indemnity Corp.	RIBS	Residual Interest Bonds
ASSD GTY	Assured Guaranty Insurance Co.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

5

Supplemental Information

6/30/13 (unaudited)

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$104,976,897	$—	$104,976,897
Mutual Funds	7,567,879	—	—	7,567,879
Total Investments	$7,567,879	$104,976,897	$—	$112,544,776

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$109,303,028
Gross unrealized appreciation	5,328,622
Gross unrealized depreciation	(2,086,874)
Net unrealized appreciation (depreciation)	$3,241,748

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

6

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	3,980,610	10,651,924	(7,064,655)	7,567,879

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,147	$7,567,879

7

QUARTERLY REPORT

June 30, 2013

MFS® MASSACHUSETTS MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS

6/30/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Municipal Bonds - 97.8%
General Obligations - General Purpose - 9.7%
Boston, MA, “B”, 4%, 2019	$2,000,000	$2,248,360
Boston, MA, “B”, 4%, 2021	1,870,000	2,088,659
Commonwealth of Massachusetts, “B”, 5.25%, 2023	1,000,000	1,206,010
Commonwealth of Massachusetts, “B”, 5.25%, 2028	2,225,000	2,592,637
Commonwealth of Massachusetts, “C”, NATL, 5.5%, 2019	4,000,000	4,862,560
Commonwealth of Massachusetts, “C”, 3%, 2030	3,000,000	2,467,710
Commonwealth of Massachusetts, “C”, AMBAC, 5%, 2032	4,815,000	5,239,827
Commonwealth of Puerto Rico, Public Improvement, “B”, 6.5%, 2037	1,650,000	1,676,103
Guam Government, “A”, 6.75%, 2029	685,000	732,306
Guam Government, “A”, 5.25%, 2037	395,000	365,363
Guam Government, “A”, 7%, 2039	75,000	81,051
Puerto Rico Public Buildings Authority Rev., Guaranteed (Government Facilities), “I”, 5.25%, 2033	925,000	855,977
Puerto Rico Public Buildings Authority Rev., Guaranteed, “S”, 6%, 2041	1,145,000	1,119,203
State of California, 6%, 2039	1,555,000	1,777,645

		$27,313,411
General Obligations - Schools - 0.4%
Clovis, CA, Unified School District (Election of 2004), Capital Appreciation, “A”, 0%, 2026	$1,970,000	$1,116,419

Healthcare Revenue - Hospitals - 15.1%
Arizona Health Facilities Authority Rev. (Banner Health), “A”, 4%, 2043	$1,000,000	$855,960
Brazoria County, TX, Health Facilities Development Corp., Hospital Rev. (Brazosport Regional Health System), 5.25%, 2032	680,000	657,784
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 2036	1,315,000	1,438,097
Illinois Finance Authority Rev. (Little Company of Mary Hospital and Health Care Centers), 5.375%, 2040	410,000	426,302
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 2031	235,000	250,181
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.375%, 2041	935,000	1,000,936
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 5.75%, 2025	690,000	757,889
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 2040	745,000	820,178
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.5%, 2045	520,000	574,662
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	1,180,000	1,214,255
Massachusetts Development Finance Agency Healthcare System Rev. (Covenant Health System Obligated Group), 5%, 2031	1,560,000	1,588,267
Massachusetts Development Finance Agency Hospital Rev. (Cape Cod Healthcare Obligated Group), 5.25%, 2041	2,000,000	2,003,040
Massachusetts Development Finance Agency Rev. (Berkshire Health System), “G”, 5%, 2029	1,000,000	1,059,490
Massachusetts Development Finance Agency Rev. (Tufts Medical Center), “I”, 7.25%, 2032	1,000,000	1,177,480
Massachusetts Development Finance Agency Rev. (UMass Memorial Medical Center, Inc.), “H”, 5.5%, 2031	1,000,000	1,069,290
Massachusetts Health & Educational Facilities Authority Rev. (Bay State Medical Center), “I”, 5.75%, 2036	500,000	540,695
Massachusetts Health & Educational Facilities Authority Rev. (Caregroup, Inc.), 5.125%, 2038	2,000,000	2,032,100
Massachusetts Health & Educational Facilities Authority Rev. (Children’s Hospital), “M”, 5.25%, 2039	1,500,000	1,580,775
Massachusetts Health & Educational Facilities Authority Rev. (Children’s Hospital), “M”, 5.5%, 2039	1,000,000	1,089,360
Massachusetts Health & Educational Facilities Authority Rev. (Jordan Hospital), “D”, 5.25%, 2018	1,210,000	1,212,226
Massachusetts Health & Educational Facilities Authority Rev. (Lahey Clinic), “D”, 5.25%, 2037	1,550,000	1,621,006
Massachusetts Health & Educational Facilities Authority Rev. (Lowell General Hospital), “C”, 5.125%, 2035	1,600,000	1,627,728
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Eye & Ear Infirmary), “C”, 5.375%, 2035	1,500,000	1,544,445
Massachusetts Health & Educational Facilities Authority Rev. (Milford-Whitinsville Hospital), “C”, 5.25%, 2018	1,500,000	1,500,165
Massachusetts Health & Educational Facilities Authority Rev. (Partners Healthcare System), “G”, 5%, 2032	2,000,000	2,102,540
Massachusetts Health & Educational Facilities Authority Rev. (Partners Healthcare System), “J-1”, 5%, 2039	2,000,000	2,089,400
Massachusetts Health & Educational Facilities Authority Rev. (Partners Healthcare System), “J1”, 5%, 2034	1,375,000	1,452,894
Massachusetts Health & Educational Facilities Authority Rev. (South Shore), 5.625%, 2019	520,000	520,920
Massachusetts Health & Educational Facilities Authority Rev. (Southcoast Health Obligation), “D”, 5%, 2029	1,000,000	1,020,220
Massachusetts Health & Educational Facilities Authority Rev. (Southcoast Health Obligation), “D”, 5%, 2039	1,000,000	1,011,350
Massachusetts Health & Educational Facilities Authority Rev. (Winchester Hospital), 5.25%, 2038	2,000,000	2,097,720
Miami-Dade County, FL, Health Facilities Authority Hospital Rev. (Variety Children’s Hospital), “A”, 6%, 2030	430,000	475,012

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6.125%, 2039	$655,000	$703,850
New Hampshire Business Finance Authority Rev. (Huggins Hospital), 6.875%, 2039	35,000	36,906
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 2029	165,000	185,698
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 2039	395,000	436,775
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2039	1,355,000	1,509,931
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2031	915,000	947,885

		$42,233,412
Healthcare Revenue - Long Term Care - 1.2%
Massachusetts Development Finance Agency Rev. (Adventcare), “A”, 6.75%, 2037	$500,000	$514,870
Massachusetts Development Finance Agency Rev. (Carleton-Willard Village), 5.625%, 2030	525,000	547,754
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-1”, 6.25%, 2039	352,582	305,816
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-2”, 5.5%, 2046	18,820	14,193
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), Capital Appreciation, “B”, 0%, 2056	93,608	567
Massachusetts Development Finance Agency Rev. (Loomis Communities, Inc.), “A”, 6.9%, 2032	530,000	534,494
Massachusetts Development Finance Agency Rev. (North Hill Communities), “A”, 6.5%, 2043	1,000,000	976,610
Massachusetts Development Finance Agency Rev. (The Groves in Lincoln), “A”, 7.75%, 2039 (d)	500,000	220,000
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.25%, 2029	20,000	22,360
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.625%, 2039	130,000	144,981

		$3,281,645
Healthcare Revenue - Other - 0.8%
Massachusetts Health & Educational Facilities Authority Rev. (Dana Faber Cancer Institute), “K”, 5%, 2037	$2,000,000	$2,107,320

Human Services - 0.4%
Massachusetts Development Finance Agency Rev. (Evergreen Center, Inc.), 5.5%, 2035	$1,200,000	$1,200,504

Industrial Revenue - Airlines - 0.7%
Massachusetts Port Authority Rev., Special Facilities (U.S. Airways), NATL, 5.875%, 2016	$1,900,000	$1,900,836

Industrial Revenue - Environmental Services - 0.8%
Massachusetts Development Finance Agency Rev. (Waste Management, Inc.), FRN, 5.5%, 2027 (b)	$750,000	$778,823
Massachusetts Development Finance Agency, Resource Recovery Rev. (Covanta Energy Project), “C”, 5.25%, 2042	1,535,000	1,430,804

		$2,209,627
Miscellaneous Revenue - Other - 5.2%
Martha’s Vineyard, MA, Land Bank Rev., AMBAC, 5%, 2029	$785,000	$794,616
Massachusetts Development Finance Agency Rev., 5.5%, 2020	1,205,000	1,409,513
Massachusetts Health & Educational Facilities Authority Rev., 5.5%, 2034	1,500,000	1,622,280
Massachusetts Health & Educational Facilities Authority Rev. (The Sterling & Francine Clark Art Institute), “B”, 5%, 2030	3,500,000	3,758,055
Massachusetts Health & Educational Facilities Authority Rev. (The Sterling & Francine Clark Art Institute), “B”, 5%, 2040	1,700,000	1,790,100
Massachusetts Port Authority Facilities Rev. (Boston Fuel Project), FGIC, 5%, 2024	2,000,000	2,109,400
Massachusetts Port Authority Facilities Rev. (Conrac Project), “A”, 5.125%, 2041	3,000,000	3,157,650

		$14,641,614
Multi-Family Housing Revenue - 6.1%
Massachusetts Development Finance Agency Rev. (Credit Housing-Chelsea Homes), “I-A”, LOC, 5%, 2024	$1,185,000	$1,193,200
Massachusetts Development Finance Agency Rev. (Morville House Apartments), “A”, LOC, 4.95%, 2023	2,500,000	2,507,600
Massachusetts Housing Finance Agency Rev., “A”, 5.25%, 2035	1,000,000	1,035,070
Massachusetts Housing Finance Agency Rev., “A”, 5.25%, 2048	1,000,000	1,046,020
Massachusetts Housing Finance Agency Rev., “C”, 5.35%, 2049	1,680,000	1,737,473
Massachusetts Housing Finance Agency Rev., “E”, 2.875%, 2027	1,000,000	906,310
Massachusetts Housing Finance Agency Rev., “F”, 3.45%, 2037	1,000,000	862,410
Massachusetts Housing Finance Agency Rev., “F”, 5.125%, 2034	720,000	740,218
Massachusetts Housing Finance Agency Rev., “P”, 5%, 2023	1,240,000	1,240,508

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Multi-Family Housing Revenue - continued
Massachusetts Housing Finance Agency Rev., “P”, 5.2%, 2045	$1,445,000	$1,444,928
Massachusetts Housing Finance Agency, “B”, 5.25%, 2030	1,700,000	1,739,457
Massachusetts Housing Finance Agency, Multi-Family Housing, “A”, 4.75%, 2030	1,425,000	1,505,726
Massachusetts Housing Finance Agency, Multi-Family Housing, “A”, 4.875%, 2032	1,190,000	1,259,151

		$17,218,071
Parking - 1.2%
Boston, MA, Metropolitan Transit Parking Corp., Systemwide Parking Rev., 5.25%, 2036	$3,000,000	$3,231,030

Port Revenue - 1.2%
Massachusetts Port Authority Rev., “B”, 5%, 2040	$2,000,000	$2,153,840
Massachusetts Port Authority Rev., ETM, 13%, 2013 (c)	125,000	125,000
Massachusetts Port Authority, “B”, 5%, 2033	1,080,000	1,164,294

		$3,443,134
Sales & Excise Tax Revenue - 9.0%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 2041	$985,000	$1,093,252
Guam Government Business Privilege Tax Rev., “B-1”, 5%, 2037	555,000	573,221
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A”, 5%, 2024	1,590,000	1,879,396
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A”, 5%, 2031	2,045,000	2,269,337
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 2029	1,850,000	2,137,934
Massachusetts Bay Transportation Authority, Sales Tax Rev., Capital Appreciation, 0%, 2034	4,000,000	1,514,360
Massachusetts School Building Authority, Dedicated Sales Tax Rev., AMBAC, 4.75%, 2032	2,000,000	2,119,400
Massachusetts School Building Authority, Dedicated Sales Tax Rev., “A”, 5%, 2030	3,000,000	3,289,620
Massachusetts School Building Authority, Dedicated Sales Tax Rev., “A”, AMBAC, 4.5%, 2035	950,000	960,270
Puerto Rico Infrastructure Financing Authority, Special Tax Rev., “C”, FGIC, 5.5%, 2022	1,050,000	1,045,580
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 2019 (c)	10,000	12,231
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 2028	1,040,000	1,086,852
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.375%, 2039	1,320,000	1,319,023
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 6%, 2042	2,140,000	2,230,394
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A-1”, 5.25%, 2043	805,000	776,672
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 6%, 2039	1,070,000	1,118,161
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, AMBAC, 0%, 2054	6,700,000	513,890
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Convertible Capital Appreciation, “A”, 0% to 2016, 6.75% to 2032	1,175,000	1,163,873

		$25,103,466
Single Family Housing - State - 2.2%
Massachusetts Housing Finance Agency, Single Family Housing Rev., “122”, 4.85%, 2031	$1,625,000	$1,632,881
Massachusetts Housing Finance Agency, Single Family Housing Rev., “128”, AGM, 4.875%, 2038	1,040,000	1,057,524
Massachusetts Housing Finance Agency, Single Family Housing Rev., “157”, 4.35%, 2027	1,000,000	992,560
Massachusetts Housing Finance Agency, Single Family Housing Rev., “162”, 3.15%, 2032	2,000,000	1,732,080
Massachusetts Housing Finance Agency, Single Family Housing Rev., “162”, 3.45%, 2037	1,000,000	841,240

		$6,256,285
State & Agency - Other - 0.5%
Massachusetts Development Finance Agency Rev. (Visual & Performing Arts Project), 6%, 2015	$1,235,000	$1,360,303

State & Local Agencies - 3.3%
Delaware Valley, PA, Regional Finance Authority, “C”, FRN, 0.934%, 2037	$1,370,000	$957,794
Massachusetts College Building Authority Project Rev., Capital Appreciation, “A”, SYNCORA, 0%, 2022	8,310,000	6,461,773
Massachusetts State College, Building Authority Project Rev., “A”, 5.5%, 2049	1,680,000	1,789,620

		$9,209,187
Student Loan Revenue - 4.3%
Massachusetts Educational Financing Authority, “J”, 5.625%, 2029	$2,000,000	$2,076,200
Massachusetts Educational Financing Authority, Education Loan Rev., “E”, AMBAC, 5%, 2015	90,000	90,237

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Student Loan Revenue - continued
Massachusetts Educational Financing Authority, Education Loan Rev., “H”, ASSD GTY, 6.35%, 2030	$1,630,000	$1,729,023
Massachusetts Educational Financing Authority, Education Loan Rev., “I”, 6%, 2028	1,090,000	1,176,099
Massachusetts Educational Financing Authority, Education Loan Rev., “I-A”, 5.5%, 2022	3,000,000	3,316,500
Massachusetts Educational Financing Authority, Education Loan Rev., “I-A”, 5.15%, 2026	1,520,000	1,602,217
Massachusetts Educational Financing Authority, Education Loan Rev., “I-A”, 5.2%, 2027	725,000	761,214
Massachusetts Educational Financing Authority, Education Loan Rev., “Issue E”, AMBAC, 5.3%, 2016	1,360,000	1,363,237

		$12,114,727
Tax - Other - 1.0%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	$260,000	$273,424
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	85,000	88,589
Massachusetts Special Obligation Dedicated Tax Rev., NATL, 5.5%, 2023	1,585,000	1,835,034
Virgin Islands Public Finance Authority Rev. (Diageo), “A”, 6.625%, 2029	600,000	656,730

		$2,853,777
Tobacco - 1.5%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	$315,000	$283,787
Children’s Trust Fund, Tobacco Settlement Rev., Puerto Rico, 5.5%, 2039	400,000	401,556
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 2047	440,000	371,488
Illinois Railsplitter Tobacco Settlement Authority, 6%, 2028	1,335,000	1,484,827
New Jersey Tobacco Settlement Financing Corp., “1-A”, AGM, 5%, 2041	1,990,000	1,584,100

		$4,125,758
Toll Roads - 1.5%
Massachusetts Department of Transportation, Metropolitan Highway System Rev., “B”, 5%, 2015	$1,500,000	$1,594,335
Massachusetts Department of Transportation, Metropolitan Highway System Rev., “B”, 5%, 2032	2,600,000	2,751,996

		$4,346,331
Transportation - Special Tax - 0.1%
Massachusetts Bay Transportation Authority, Sales Tax Rev., ETM, “C”, 5.5%, 2016 (c)	$200,000	$227,312

Universities - Colleges - 21.1%
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 2029	$2,005,000	$2,140,037
Massachusetts Development Finance Agency Higher Education Rev. (Emerson College), “A”, 5%, 2023	1,750,000	1,823,343
Massachusetts Development Finance Agency Rev. (Boston College), “R-1”, 5%, 2024	3,950,000	4,463,698
Massachusetts Development Finance Agency Rev. (Boston University), “V-1”, 5%, 2029	2,165,000	2,364,678
Massachusetts Development Finance Agency Rev. (Boston University),“X”, 5%, 2048	2,000,000	2,059,680
Massachusetts Development Finance Agency Rev. (Curry College), “A”, ACA, 5%, 2036	2,000,000	1,911,100
Massachusetts Development Finance Agency Rev. (Hampshire College), 5.7%, 2034	1,000,000	1,010,420
Massachusetts Development Finance Agency Rev. (Holy Cross), AMBAC, 5.25%, 2032	1,500,000	1,722,990
Massachusetts Development Finance Agency Rev. (Massachusetts College of Pharmacy), “F”, 4%, 2032	1,000,000	951,340
Massachusetts Development Finance Agency Rev. (Massachusetts College of Pharmacy), “F”, 4%, 2035	500,000	463,935
Massachusetts Development Finance Agency Rev. (Merrimack College), “A”, 5.25%, 2042	1,500,000	1,388,805
Massachusetts Development Finance Agency Rev. (New England Conservatory of Music), 5.25%, 2038	2,000,000	2,028,020
Massachusetts Development Finance Agency Rev. (Olin College),“E”, 5%, 2038	1,000,000	1,042,560
Massachusetts Development Finance Agency Rev. (Simmons College), SYNCORA, 5.25%, 2026	2,250,000	2,282,018
Massachusetts Development Finance Agency Rev. (Suffolk University), 5.125%, 2040	1,000,000	1,005,540
Massachusetts Development Finance Agency Rev. (The Broad Institute, Inc.), “A”, 5.25%, 2037	2,000,000	2,114,440
Massachusetts Development Finance Agency Rev. (Wheelock College), “C”, 5.25%, 2037	1,500,000	1,502,700
Massachusetts Development Finance Agency Rev. (Worcester Polytechnic Institute), 5%, 2050	2,000,000	2,054,620
Massachusetts Health & Educational Facilities Authority Rev. (Berklee College of Music), “A”, 5%, 2027	905,000	972,477
Massachusetts Health & Educational Facilities Authority Rev. (Berklee College of Music), “A”, 5%, 2037	2,000,000	2,088,360
Massachusetts Health & Educational Facilities Authority Rev. (Boston College), 5.5%, 2027	1,735,000	2,041,054
Massachusetts Health & Educational Facilities Authority Rev. (Boston College), 5.5%, 2028	1,355,000	1,581,556
Massachusetts Health & Educational Facilities Authority Rev. (Harvard University), 5.5%, 2036	1,500,000	1,686,135

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Colleges - continued
Massachusetts Health & Educational Facilities Authority Rev. (Lesley University), “A”, ASSD GTY, 5.25%, 2039	$1,000,000	$1,053,510
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), “A”, 5%, 2038	750,000	811,943
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), “I-1”, 5.2%, 2028	1,000,000	1,208,480
Massachusetts Health & Educational Facilities Authority Rev. (Northeastern University), “A”, 5%, 2035	1,500,000	1,578,975
Massachusetts Health & Educational Facilities Authority Rev. (Northeastern University), “T-1”, 5%, 2030	1,500,000	1,600,530
Massachusetts Health & Educational Facilities Authority Rev. (Northeastern University), “T-1”, 5%, 2031	1,250,000	1,328,838
Massachusetts Health & Educational Facilities Authority Rev. (Simmons College), “I”, 8%, 2029	500,000	557,185
Massachusetts Health & Educational Facilities Authority Rev. (Stonehill College), MSQLF, 4.875%, 2027	250,000	265,388
Massachusetts Health & Educational Facilities Authority Rev. (Stonehill College), 5%, 2028	640,000	680,122
Massachusetts Health & Educational Facilities Authority Rev. (Stonehill College), 5%, 2029	300,000	316,830
Massachusetts Health & Educational Facilities Authority Rev. (Suffolk University), “A”, 6.25%, 2030	2,000,000	2,200,840
Massachusetts Health & Educational Facilities Authority Rev. (Wheaton College), “F”, 5%, 2041	500,000	517,355
Massachusetts State College, Building Authority Project Rev., “A”, 5%, 2029	2,000,000	2,200,520
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 6%, 2041	295,000	315,116
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 2032	110,000	100,353
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 2042	180,000	162,904
Puerto Rico Industrial, Tourist, Medical, & Environmental Central Facilities (University of Sacred Heart), 4.375%, 2031	75,000	66,945
Puerto Rico Industrial, Tourist, Medical, & Environmental Central Facilities (University of Sacred Heart), 5%, 2042	35,000	31,166
University of Massachusetts Building Authority Project Rev., “1”, 5%, 2019	3,000,000	3,553,890

		$59,250,396
Universities - Secondary Schools - 3.2%
La Vernia, TX, Higher Education Finance Corp. Rev. (Lifeschool of Dallas), “A”, 7.5%, 2041	$665,000	$744,980
Massachusetts Development Finance Agency Rev. (Belmont Hill School), 4.375%, 2031	1,080,000	1,218,758
Massachusetts Development Finance Agency Rev. (Belmont Hill School), 4.5%, 2036	1,000,000	1,133,540
Massachusetts Development Finance Agency Rev. (Dexter School), 4.75%, 2032	1,130,000	1,133,458
Massachusetts Development Finance Agency Rev. (Dexter School), 5%, 2037	2,000,000	2,008,840
Massachusetts Development Finance Agency Rev. (Foxborough Regional Charter School), “A”, 6.375%, 2030	970,000	1,048,560
Massachusetts Development Finance Agency Rev. (Middlesex School), 5.125%, 2023	500,000	501,195
Massachusetts Development Finance Agency Rev. (Milton Academy), “A”, 5%, 2028	1,000,000	1,100,890

		$8,890,221
Utilities - Investor Owned - 0.4%
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Dominion Energy Brayton), 5.75%, 2042 (b)	$1,000,000	$1,226,270

Utilities - Municipal Owned - 0.6%
Guam Power Authority Rev., “A”, 5.5%, 2030	$590,000	$624,592
Massachusetts Clean Energy Cooperative Rev., 5%, 2032	1,000,000	1,068,120

		$1,692,712
Utilities - Other - 1.8%
Nebraska Central Plains Energy Project, Gas Project Rev., “3”, 5%, 2032	$1,620,000	$1,625,800
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2019	805,000	881,024
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2021	405,000	437,007
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	210,000	224,307
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2021	480,000	515,640
Texas Gas Acquisition & Supply Corp III., Gas Supply Rev., 5%, 2027	880,000	887,894
Texas Gas Acquisition & Supply Corp III., Gas Supply Rev., 5%, 2031	160,000	159,043
Texas Gas Acquisition & Supply Corp III., Gas Supply Rev., 5%, 2032	260,000	257,442

		$4,988,157
Water & Sewer Utility Revenue - 4.5%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 5.125%, 2037	$220,000	$186,314
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 5.75%, 2037	3,490,000	3,201,726

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Water & Sewer Utility Revenue - continued
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2038	$2,000,000	$1,934,720
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	120,000	112,950
Guam Government Waterworks Authority, Water & Wastewater System Rev., 5.625%, 2040	305,000	308,953
Massachusetts Water Pollution Abatement Trust, 5.25%, 2027	1,280,000	1,525,696
Massachusetts Water Pollution Abatement Trust, 5.25%, 2033	2,000,000	2,312,560
Massachusetts Water Pollution Abatement Trust (MWRA Program), “A”, 5%, 2032	75,000	75,148
Massachusetts Water Pollution Abatement Trust, “10”, 5%, 2029	160,000	165,910
Massachusetts Water Pollution Abatement Trust, “10”, 5%, 2034	145,000	150,134
Massachusetts Water Resources Authority, “B”, AGM, 5.25%, 2029	595,000	690,254
Massachusetts Water Resources Authority, General Rev., “B”, AGM, 5.25%, 2031	1,625,000	1,848,454

		$12,512,819
Total Municipal Bonds		$274,054,744

Mutual Funds - 1.5%
MFS Institutional Money Market Portfolio, 0.11%, at Net Asset Value (v)	4,257,488	$4,257,488
Total Investments		$278,312,232

Other Assets, Less Liabilities - 0.7%		1,895,387
Net Assets - 100.0%		$280,207,619

(b)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(d)	In default. Interest and/or scheduled principal payment(s) have been missed.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
LOC	Letter of Credit

Insurers
ACA	ACA Financial Guaranty Corp.
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
FGIC	Financial Guaranty Insurance Co.
MSQLF	Michigan Student Qualified Loan Fund
NATL	National Public Finance Guarantee Corp.
SYNCORA	Syncora Guarantee Inc.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

6

Supplemental Information

6/30/13 (unaudited)

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$274,054,744	$—	$274,054,744
Mutual Funds	4,257,488	—	—	4,257,488
Total Investments	$4,257,488	$274,054,744	$—	$278,312,232

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$265,752,128
Gross unrealized appreciation	17,559,579
Gross unrealized depreciation	(4,999,475)
Net unrealized appreciation (depreciation)	$12,560,104

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

7

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	7,304,229	16,616,324	(19,663,065)	4,257,488

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,365	$4,257,488

8

QUARTERLY REPORT

June 30, 2013

MFS® MISSISSIPPI MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS

6/30/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Municipal Bonds - 97.2%
Airport Revenue - 1.5%
Jackson, MS, Municipal Airport Authority, Airport Rev., “A”, AMBAC, 5%, 2031	$1,510,000	$1,564,025

General Obligations - General Purpose - 11.7%
Canton, MS, Mississippi Development Bank Special Obligation, “A”, AGM, 5.75%, 2031	$625,000	$691,419
Commonwealth of Puerto Rico, “A”, 5.25%, 2027	455,000	421,558
Commonwealth of Puerto Rico, “A”, 5.375%, 2033	220,000	204,173
Commonwealth of Puerto Rico, Public Improvement, FGIC, 5.5%, 2016	1,000,000	1,035,370
Commonwealth of Puerto Rico, Public Improvement, “B”, 6.5%, 2037	1,250,000	1,269,775
Guam Government, “A”, 6.75%, 2029	35,000	37,417
Guam Government, “A”, 5.25%, 2037	155,000	143,370
Guam Government, “A”, 7%, 2039	40,000	43,227
Jackson County, MS, Development Bank Special Obligations, AGM, 5.25%, 2020	620,000	725,245
Jackson County, MS, Development Bank Special Obligations, ASSD GTY, 5.625%, 2039	1,000,000	1,061,230
Mississippi Development Bank (Harrison County Coliseum), “A”, 5.25%, 2026	1,270,000	1,475,194
Mississippi Development Bank Special Obligation (Greenville, MS Project), 5%, 2027	205,000	202,776
Puerto Rico Public Buildings Authority Rev., Guaranteed (Government Facilities), “I”, 5.25%, 2033	410,000	379,406
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2031	370,000	380,094
State of California, 6%, 2039	700,000	800,226
State of Mississippi, “B”, 5%, 2024	330,000	374,283
State of Mississippi, Capital Improvement Projects, “A”, 5%, 2030	1,000,000	1,105,060
State of Mississippi, Capital Improvement Projects, “A”, 5%, 2036	2,000,000	2,163,980

		$12,513,803
General Obligations - Schools - 0.8%
Clovis, CA, Unified School District (Election of 2004), Capital Appreciation, “A”, 0%, 2029	$490,000	$229,996
Jackson, MS, Public School District, Capital Appreciation, “B”, AMBAC, 0%, 2023	1,000,000	577,920

		$807,916
Healthcare Revenue - Hospitals - 12.9%
Arizona Health Facilities Authority Rev. (Banner Health), “A”, 4%, 2043	$385,000	$329,545
Brazoria County, TX, Health Facilities Development Corp., Hospital Rev. (Brazosport Regional Health System), 5.25%, 2032	270,000	261,179
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital), NATL, 6.125%, 2015	980,000	983,881
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital), NATL, 6.2%, 2018	1,000,000	1,003,700
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital), 5.75%, 2031	500,000	500,860
Illinois Finance Authority Rev. (Resurrection Health), 6.125%, 2025	105,000	116,907
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 2044	325,000	360,672
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 2040	380,000	418,346
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	320,000	329,290
Martin County, FL, Health Facilities Authority Rev. (Martin Memorial Medical Center), 5.5%, 2042	185,000	189,851
Miami-Dade County, FL, Health Facilities Authority Hospital Rev. (Variety Children’s Hospital), “A”, 6%, 2030	80,000	88,374
Mississippi Development Bank Special Obligation (Magnolia Regional Health Center Project), “A”, 6.75%, 2036	500,000	574,505
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “B-1”, 5%, 2024	1,000,000	1,018,940
Mississippi Hospital Equipment & Facilities Authority Rev. (Clay County Medical Corp.), 5%, 2039	2,000,000	2,076,140
Mississippi Hospital Equipment & Facilities Authority Rev. (Delta Regional Medical Center), FHA, 5%, 2035	1,000,000	1,005,490
Mississippi Hospital Equipment & Facilities Authority Rev. (Forrest County General Hospital), 5.25%, 2029	1,000,000	1,067,920
Mississippi Hospital Equipment & Facilities Authority Rev., Refunding & Improvement, Hospital South Central, 5.25%, 2031	500,000	510,130
Mississippi Hospital Equipment & Facilities Authority Rev., Refunding & Improvement, Southwest Regional Medical Center, 5.5%, 2019	250,000	252,725
Mississippi Hospital Equipment & Facilities Authority Rev., Refunding & Improvement, Southwest Regional Medical Center, 5.75%, 2023	250,000	250,228
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 2027	215,000	238,037
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6.125%, 2039	550,000	591,019

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
St. Petersburg, FL, Health Facilities Authority Rev., 6.5%, 2039	$135,000	$152,824
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 2029	75,000	84,408
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 2039	185,000	204,566
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2039	640,000	713,178
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2031	430,000	445,454

		$13,768,169
Industrial Revenue - Paper - 1.5%
Lowndes County, MS, Solid Waste Disposal & Pollution Control Rev. (Weyerhaeuser Co.), 6.8%, 2022	$750,000	$855,450
Warren County, MS, Environmental Improvement Rev. (International Paper Co.), “A”, 4.4%, 2015	750,000	775,628

		$1,631,078
Multi-Family Housing Revenue - 1.0%
Mississippi Home Corp. Rev. (Kirkwood Apartments Project), 6.8%, 2037 (d)(q)	$150,000	$93,753
Mississippi Home Corp., Multifamily Rev. (Providence Place of Senatobia LLC), GNMA, 5.35%, 2048	1,000,000	990,540

		$1,084,293
Sales & Excise Tax Revenue - 2.9%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 2041	$450,000	$499,455
Guam Government Business Privilege Tax Rev., “A”, 5.25%, 2036	295,000	310,476
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 2029	750,000	866,730
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057	720,000	724,162
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.375%, 2039	505,000	504,626
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, 0%, 2033	620,000	186,632

		$3,092,081
Single Family Housing - State - 3.5%
Mississippi Home Corp. Rev., Single Family Rev., “A-2“, GNMA, 5.3%, 2034	$170,000	$176,956
Mississippi Home Corp. Rev., Single Family Rev., “A-2“, GNMA, 5.625%, 2039	175,000	181,094
Mississippi Home Corp. Rev., Single Family Rev., “B”, GNMA, 5.3%, 2035	290,000	295,806
Mississippi Home Corp. Rev., Single Family Rev., “C”, GNMA, 4.95%, 2025	295,000	300,481
Mississippi Home Corp., Homeownership Mortgage Rev., “A”, 4.55%, 2031	1,705,000	1,745,562
Mississippi Housing Finance Corp., Single Family Mortgage Rev., Capital Appreciation, ETM, 0%, 2015 (c)	1,000,000	987,670

		$3,687,569
State & Agency - Other - 1.0%
Mississippi Development Bank Special Obligations, Harrison County Mississippi Highway Construction, “N”, FGIC, 5%, 2026	$1,000,000	$1,104,830

State & Local Agencies - 20.0%
Los Angeles, CA, Municipal Improvement Corp. Lease Rev. (Real Property), “E”, 6%, 2039	$190,000	$213,535
Mississippi Development Bank Special Obligation (Capital Project & Equipment Prepayment), AGM, 5%, 2028	1,320,000	1,402,830
Mississippi Development Bank Special Obligation (City of Jackson, MS), AMBAC, 4.375%, 2031	1,400,000	1,531,502
Mississippi Development Bank Special Obligation (Department of Corrections), “C”, 5.25%, 2027	1,000,000	1,104,890
Mississippi Development Bank Special Obligation (Department of Rehabilitation Services Capital Improvement Project), AGM, 5%, 2023	345,000	392,934
Mississippi Development Bank Special Obligation (Department of Rehabilitation Services Capital Improvement Project), AGM, 5%, 2024	360,000	407,286
Mississippi Development Bank Special Obligation (Department of Rehabilitation Services Capital Improvement Project), AGM, 5%, 2025	380,000	426,204
Mississippi Development Bank Special Obligation (DeSoto County Regional Utility Authority), 5.25%, 2031	905,000	966,649
Mississippi Development Bank Special Obligation (Forrest County Public Improvement Project), 5%, 2029	1,000,000	1,046,530
Mississippi Development Bank Special Obligation (Harrison County Coliseum), “A”, 5.25%, 2034	1,000,000	1,146,390
Mississippi Development Bank Special Obligation (Harrison County), “D”, ASSD GTY, 4.75%, 2028	1,120,000	1,193,338
Mississippi Development Bank Special Obligation (Jackson County), ASSD GTY, 5%, 2022	500,000	560,045
Mississippi Development Bank Special Obligation (Jackson County), ASSD GTY, 5.375%, 2036	500,000	532,555

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
State & Local Agencies - continued
Mississippi Development Bank Special Obligation (Jackson Public School District), AGM, 5.375%, 2028	$1,000,000	$1,071,760
Mississippi Development Bank Special Obligation (Madison County Highway Project), “C”, 5%, 2027	1,000,000	1,124,650
Mississippi Development Bank Special Obligation (Mississippi Highway Construction), AMBAC, 4.75%, 2035	1,000,000	1,046,480
Mississippi Development Bank Special Obligation (Mississippi Highway), 5%, 2025	1,000,000	1,191,080
Mississippi Development Bank Special Obligation (Mississippi, Ltd. Tax Hospital Rev.), 5.1%, 2020	1,000,000	1,002,840
Mississippi Development Bank Special Obligation (Montfort Jones Memorial Hospital Project), 5.75%, 2036	500,000	522,360
Mississippi Development Bank Special Obligation (Southaven Water & Sewer System), ASSD GTY, 5%, 2029	750,000	802,515
Mississippi Development Bank Special Obligation (Tunica County Building Project), AMBAC, 5%, 2026	1,695,000	1,898,790
Mississippi Development Bank Special Obligation (Washington County Regional Correctional Facility), ASSD GTY, 4.75%, 2031	1,200,000	1,267,896
Mississippi Development Bank Special Obligation, Madison County (Highway Construction), FGIC, 5%, 2027	500,000	561,695

		$21,414,754
Tax - Other - 2.6%
D’Iberville, MS, Tax Increment Ltd. Rev. (Gulf Coast Promenade Project), 5%, 2033	$1,000,000	$1,007,680
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	125,000	131,454
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	40,000	41,689
Virgin Islands Public Finance Authority Rev. (Diageo Project), “A”, 6.75%, 2037	110,000	120,637
Virgin Islands Public Finance Authority Rev., “A”, 5.25%, 2024	135,000	139,853
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 2029	790,000	828,773
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 2039	95,000	98,182
Virgin Islands Public Finance Authority Rev., “B”, 5%, 2025	85,000	90,959
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 6%, 2039	295,000	319,166

		$2,778,393
Tobacco - 1.7%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	$150,000	$135,137
Illinois Railsplitter Tobacco Settlement Authority, 5.5%, 2023	545,000	616,520
Illinois Railsplitter Tobacco Settlement Authority, 6%, 2028	420,000	467,137
New Jersey Tobacco Settlement Financing Corp., “1-A”, AGM, 5%, 2041	780,000	620,903

		$1,839,697
Toll Roads - 0.8%
Triborough Bridge & Tunnel Authority Rev., NY, Capital Appreciation, “A”, 0%, 2029	$475,000	$229,582
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.25%, 2032	110,000	105,600
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 2037	195,000	197,839
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 2042	310,000	294,218

		$827,239
Transportation - Special Tax - 1.0%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., AGM, 5.25%, 2033	$1,135,000	$1,117,056

Universities - Colleges - 17.1%
Alcorn State University, MS, Educational Building Corp. Rev. (Student Housing Project), “A”, 5.125%, 2034	$1,000,000	$1,050,810
Alcorn State University, MS, Educational Building Corp. Rev. (Student Housing Project), “A”, 5.25%, 2039	920,000	968,843
Florida Higher Educational Facilities, Financial Authority Rev. (University of Tampa Project), “A”, 5%, 2032	15,000	14,078
Jackson State University, Educational Building Corp. Rev. (Campus Facilities), “A”, FGIC, 5%, 2014 (c)	3,100,000	3,196,782
Jackson State University, Educational Building Corp. Rev., “A-1”, 5%, 2034	1,500,000	1,599,525
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), “I-1”, 5.2%, 2028	920,000	1,111,802
Medical Center, Educational Building Corp. Rev. (University of Mississippi Medical Center), “A”, 5%, 2041	1,000,000	1,058,920
Medical Center, Educational Building Corp. Rev. (University of Mississippi Medical Center), “B”, AMBAC, 5.5%, 2023	1,000,000	1,137,090
Mississippi Business Finance Corp., Rev. (Statesman Housing LLC Project), “A”, 4.75%, 2039	1,500,000	1,493,295
Mississippi Valley State University, Educational Building Corp. Rev., AMBAC, 4.5%, 2037	2,000,000	1,968,400
University of Mississippi, Educational Building Corp. Rev. (Residential College Project), “A”, 5%, 2033	1,500,000	1,558,725
University of Mississippi, Educational Building Corp. Rev. (Residential College Project), “C”, 4.75%, 2034	715,000	756,148
University of Southern Mississippi, COP (Package Facilities Project), ASSD GTY, 5.125%, 2039	500,000	514,800

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Colleges - continued
University of Southern Mississippi, Educational Building Corp. Rev. (Athletics Facilities Improvement Project), AGM, 5%, 2034	$750,000	$760,965
University of Southern Mississippi, Educational Building Corp. Rev., “B”, AGM, 5%, 2032	1,000,000	1,077,070

		$18,267,253
Universities - Dormitories - 1.0%
Mississippi State University, Educational Building Corp., 5%, 2036	$1,000,000	$1,064,150
Oregon Facilities Authority, Student Housing Rev. (Southern Oregon University), ASSD GTY, 5%, 2044	40,000	40,725

		$1,104,875
Utilities - Investor Owned - 1.1%
Farmington, NM, Pollution Control Rev. (Arizona Public Service Co.), “A”, 4.7%, 2024	$410,000	$438,257
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.625%, 2020	370,000	435,978
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.5%, 2029 (b)	265,000	295,321

		$1,169,556
Utilities - Municipal Owned - 3.9%
Guam Power Authority Rev., “A”, AGM, 5%, 2025	$65,000	$72,207
Guam Power Authority Rev., “A”, AGM, 5%, 2026	55,000	60,642
Guam Power Authority Rev., “A”, AGM, 5%, 2027	20,000	21,741
Guam Power Authority Rev., “A”, 5%, 2034	65,000	66,837
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6%, 2033	155,000	175,784
Mississippi Business Finance Corp., Gulf Opportunity Zone Rev., “A”, 5%, 2037	1,000,000	1,026,870
Mississippi Development Bank Special Obligation (Columbus Electric Systems Project), ASSD GTY, 4.7%, 2027	155,000	166,104
Mississippi Development Bank Special Obligation (Columbus Electric Systems Project), ASSD GTY, 4.75%, 2028	100,000	106,595
Mississippi Development Bank Special Obligation (Columbus Electric Systems Project), ASSD GTY, 4.85%, 2029	485,000	516,617
Mississippi Development Bank Special Obligation (Municipal Energy Agency Power Supply Project), “A”, SYNCORA, 5%, 2026	1,000,000	1,031,840
Puerto Rico Electric Power Authority Rev., “WW”, 5.25%, 2025	1,000,000	970,570

		$4,215,807
Utilities - Other - 1.3%
Nebraska Central Plains Energy Project, Gas Project Rev., “3”, 5%, 2032	$640,000	$642,291
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2019	375,000	410,415
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2021	185,000	199,621
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	95,000	101,472

		$1,353,799
Water & Sewer Utility Revenue - 9.9%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	$2,000,000	$1,882,500
Grenada, MS, Development Bank Special Obligations (Water & Sewer Systems Project), “N”, AGM, 5%, 2030	1,000,000	1,098,330
Guam Government Waterworks Authority, Water & Wastewater System Rev., 5.625%, 2040	285,000	288,694
Jackson, MI, Mississippi Development Bank Special Obligation (MI Water and Sewer System Rev. Bond Project), AGM, 6.875%, 2040	750,000	882,375
Mississippi Development Bank Special Obligations (Combined Water Sewer & Solid Waste Management), AGM, 5.25%, 2021	1,270,000	1,299,197
Mississippi Development Bank Special Obligations (Combined Water Sewer & Solid Waste Management), AGM, 5.05%, 2027	1,610,000	1,646,032
Mississippi Development Bank Special Obligations (Jackson Water & Sewer System Project), AGM, 5%, 2029	2,000,000	2,110,320
Mississippi Development Bank Special Obligations (Jackson Water & Sewer System Project), “A”, AGM, 5%, 2023	1,220,000	1,360,800

		$10,568,248
Total Municipal Bonds		$103,910,441

Money Market Funds - 0.5%
MFS Institutional Money Market Portfolio, 0.11%, at Net Asset Value (v)	565,611	$565,611
Total Investments		$104,476,052

Other Assets, Less Liabilities - 2.3%		2,476,465
Net Assets - 100.0%		$106,952,517

4

Portfolio of Investments (unaudited) – continued

(b)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(d)	In default. Interest and/or scheduled principal payment(s) have been missed.
(q)	Interest received was less than stated coupon rate.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
SYNCORA	Syncora Guarantee Inc.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

5

Supplemental Information

6/30/13 (unaudited)

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$103,910,441	$—	$103,910,441
Mutual Funds	565,611	—	—	565,611
Total Investments	$565,611	$103,910,441	$—	$104,476,052

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$100,617,792
Gross unrealized appreciation	4,720,157
Gross unrealized depreciation	(861,897)
Net unrealized appreciation (depreciation)	$3,858,260

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

6

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	361,850	6,875,830	(6,672,069)	565,611

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$221	$565,611

7

QUARTERLY REPORT

June 30, 2013

MFS® MUNICIPAL INCOME FUND

PORTFOLIO OF INVESTMENTS

6/30/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Municipal Bonds - 97.6%
Airport Revenue - 2.8%
Atlanta, GA, Airport Rev., “B”, 5%, 2025	$1,415,000	$1,577,456
Atlanta, GA, Airport Rev., “B”, 5%, 2026	800,000	877,048
Chicago, IL, O’Hare International Airport Rev., Third Lien, “A”, 5.625%, 2035	7,125,000	7,786,343
Cleveland, OH, Airport System Rev., “A”, AGM, 5%, 2030	1,640,000	1,709,110
Cleveland, OH, Airport System Rev., “A”, AGM, 5%, 2031	1,095,000	1,123,185
Denver, CO, City & County Airport Systems Rev., “A”, 5%, 2027	1,980,000	2,084,267
Denver, CO, City & County Airport Systems Rev., “A”, 5%, 2028	1,930,000	2,011,986
Houston, TX, Airport System Rev., “B”, 5%, 2026	1,855,000	2,042,132
Houston, TX, Airport System Rev., Subordinate Lien, “A”, 5%, 2031	2,345,000	2,361,884
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 5%, 2029	2,990,000	3,177,054
Massachusetts Port Authority Rev., “A”, 5%, 2037	470,000	480,246
Miami-Dade County, FL, Aviation Rev., “A”, 5%, 2022	3,910,000	4,399,219
Miami-Dade County, FL, Aviation Rev., “A”, 5%, 2031	2,165,000	2,211,461
Miami-Dade County, FL, Aviation Rev., “B”, AGM, 5%, 2035	5,885,000	6,094,212
Port Authority of NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 2036	2,315,000	2,607,755
Portland, ME, Airport Rev., 5%, 2023	175,000	193,093
Portland, ME, Airport Rev., 5%, 2024	370,000	403,100
Portland, ME, Airport Rev., 5%, 2025	500,000	540,860
Portland, ME, Airport Rev., 5%, 2027	525,000	555,912
Portland, ME, Airport Rev., 5%, 2028	1,000,000	1,053,060
Portland, ME, Airport Rev., 5%, 2029	850,000	891,582
Portland, ME, Airport Rev., 5%, 2032	600,000	623,442
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 2024	500,000	558,765
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 2025	1,500,000	1,651,140
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5%, 2028	6,000,000	6,305,460
San Jose, CA, Airport Rev., “A-2”, 5.25%, 2034	7,570,000	7,874,314

		$61,194,086
General Obligations - General Purpose - 9.4%
Arkansas Federal Highway Grant Anticipation & Tax Rev., 5%, 2020	$3,970,000	$4,717,829
Chicago, IL, Greater Chicago Metropolitan Water Reclamation District, “C”, 5%, 2029	9,145,000	9,983,505
Columbus, OH, “A”, 4%, 2028	19,075,000	19,410,148
Commonwealth of Massachusetts, “A”, 5%, 2017	10,000,000	11,367,400
Commonwealth of Massachusetts, “A”, AMBAC, 5.5%, 2030	5,000,000	6,052,650
Commonwealth of Puerto Rico, “A”, ETM, FGIC, 5.5%, 2015 (c)	5,585,000	6,130,264
Commonwealth of Puerto Rico, Public Improvement, “A”, 5%, 2029	2,480,000	2,250,947
Commonwealth of Puerto Rico, Public Improvement, “B”, 6.5%, 2037	2,180,000	2,214,488
Detroit, MI, 5.25%, 2035	5,000,000	5,002,650
Guam Government, “A”, 7%, 2039	910,000	983,419
Luzerne County, PA, AGM, 6.75%, 2023	1,200,000	1,350,660
Massachusetts Bay Transportation Authority, “A”, 7%, 2021	3,245,000	4,110,247
Massachusetts Bay Transportation Authority, “A”, ETM, 7%, 2021 (c)	4,700,000	5,316,358
New Orleans, LA, 5%, 2031	790,000	816,323
New York, NY, “B”, 5%, 2020	10,730,000	12,596,805
New York, NY, “J-4”, FRN, 0.61%, 2025	1,715,000	1,705,550
Palm Beach County, FL, Public Improvement Rev. “2”, 5.375%, 2028	1,000,000	1,122,900
Providence, RI, “A”, 5%, 2025	1,345,000	1,432,062
State of California, 5%, 2024	4,365,000	4,963,529
State of California, 5.25%, 2028	2,965,000	3,275,524
State of California, 5.125%, 2033	2,155,000	2,237,924
State of California, 6.5%, 2033	4,000,000	4,784,760
State of California, 6%, 2039	3,000,000	3,429,540

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
General Obligations - General Purpose - continued
State of Hawaii, “DZ”, 5%, 2031	$2,230,000	$2,447,983
State of Illinois, 5%, 2025	1,060,000	1,095,107
State of Illinois, 5.5%, 2033	1,395,000	1,438,259
State of Illinois, 5.5%, 2038	6,850,000	7,008,578
State of Louisiana, “C”, 5%, 2026	4,380,000	4,994,207
State of Maryland, “B”, 4.5%, 2017	25,000,000	28,348,250
State of Maryland, “C”, 5%, 2019	6,890,000	8,243,885
State of Tennessee, “A”, 5%, 2029	1,000,000	1,144,290
State of Washington, “A”, 5%, 2033	5,000,000	5,465,500
Washington Motor Vehicle Fuel Tax, “B”, NATL, 5%, 2032 (u)	25,010,000	26,938,271

		$202,379,812
General Obligations - Schools - 4.2%
Chesterfield County, SC, School District, 5%, 2025	$2,250,000	$2,568,780
Chicago, IL, Board of Education, NATL, 6.25%, 2015	10,745,000	11,264,951
Clovis, CA, Unified School District (Election of 2004), Capital Appreciation, “A”, 0%, 2025	7,365,000	4,431,815
Dallas, TX, Independent School District, 5%, 2023	6,000,000	7,119,120
Denver, CO, City & County School District No. 1, 5%, 2024	10,000,000	11,549,100
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 2030	4,495,000	1,839,759
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 2031	4,015,000	1,543,165
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 2033	2,785,000	948,014
Florence, AL, Board of Education, Tax Anticipation School Warrants, 4%, 2025	1,225,000	1,291,934
Florida Board of Education, Capital Outlay, “E”, 5%, 2023	250,000	287,788
Florida Board of Education, Capital Outlay, ETM, 9.125%, 2014 (c)	585,000	631,993
Frisco, TX, Independent School District, School Building, “B”, PSF, 3%, 2042	1,360,000	1,015,879
Hartnell, CA, Community College District (Election of 2002), Capital Appreciation, “D”, 0%, 2039	9,645,000	1,790,112
Knox County, KY, SYNCORA, 5.5%, 2014 (c)	640,000	686,355
Knox County, KY, SYNCORA, 5.625%, 2014 (c)	1,150,000	1,235,307
Lancaster, TX, Independent School District, Capital Appreciation, AGM, 0%, 2014 (c)	2,250,000	1,089,338
Lancaster, TX, Independent School District, Capital Appreciation, AGM, 0%, 2014 (c)	2,000,000	910,500
Los Angeles, CA, Community College District (Election of 2008), “C”, 5.25%, 2039	5,000,000	5,594,100
Los Angeles, CA, Unified School District, “D”, 5%, 2034	825,000	854,345
Merced, CA, Union High School District, Capital Appreciation, “A”, ASSD GTY, 0%, 2030	580,000	242,985
Monongalia County, WV, Board of Education, 5%, 2029	2,445,000	2,634,634
Monongalia County, WV, Board of Education, 5%, 2031	675,000	719,577
Monongalia County, WV, Board of Education, 5%, 2033	965,000	1,022,128
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 2024	2,900,000	1,765,578
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 2027	1,930,000	966,969
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 2029	3,915,000	1,707,018
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 2030	4,335,000	1,759,577
Reading, PA, School District, “A”, 5%, 2020	1,000,000	1,098,190
San Marcos, TX, Independent School District, PSF, 5.625%, 2014 (c)	2,000,000	2,116,980
San Marcos, TX, Independent School District, PSF, 5.625%, 2014 (c)	2,000,000	2,116,980
San Mateo County, CA, Community College District (Election of 2005), Capital Appreciation, “A”, NATL, 0%, 2026	5,100,000	2,947,341
Schertz-Cibolo-Universal City, TX, Independent School District, PSF, 5%, 2036	10,000,000	10,658,900
Sunnyvale, TX, Independent School District, PSF, 5.25%, 2028	1,900,000	1,958,862
West Contra Costa, CA, Unified School District (Election of 2005), Capital Appreciation, “C”, ASSD GTY, 0%, 2029	3,440,000	1,492,891
Whittier, CA, Union High School District, Capital Appreciation, 0%, 2034	2,005,000	594,843

		$90,455,808
Healthcare Revenue - Hospitals - 14.5%
Baxter County, AR, Hospital Rev., 5.375%, 2014	$10,000	$10,030
Brunswick, GA, Hospital Authority Rev. (Glynn-Brunswick Memorial Hospital), 5.625%, 2034	1,320,000	1,411,384
California Health Facilities Financing Authority Rev. (St. Joseph Health System), “A”, 5.75%, 2039	2,580,000	2,866,406
California Health Facilities Financing Authority Rev. (Sutter Health), “D”, 5.25%, 2031	5,000,000	5,379,050

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
California Statewide Communities Development Authority Rev. (Enloe Medical Center), CALHF, 5.75%, 2038	$2,640,000	$2,860,625
Citrus County, FL, Hospital Rev. (Citrus Memorial Hospital), 6.25%, 2023	350,000	349,192
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 6.75%, 2029	3,550,000	3,696,544
DeKalb County, GA, Hospital Authority Rev. (DeKalb Medical Center, Inc.), 6.125%, 2040	4,850,000	5,114,956
Florence County, SC, Hospital Rev. (McLeod Regional Medical Center), “A”, AGM, 5.25%, 2034	5,000,000	5,133,300
Grundy County, MO, Industrial Development Authority, Health Facilities Rev. (Wright Memorial Hospital), 6.75%, 2034	1,410,000	1,510,787
Harris County, TX, Cultural Education Facilities Finance Corp. Medical Facilities Rev. (Baylor College of Medicine), “D”, 5.625%, 2032	8,235,000	8,978,868
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Memorial Hermann Healthcare Systems), “B”, 7%, 2018 (c)	1,795,000	2,299,772
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Memorial Hermann Healthcare Systems), “B”, 7.25%, 2018 (c)	2,050,000	2,652,987
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Texas Children’s Hospital Project), “A”, ETM, 5.375%, 2015 (c)	4,300,000	4,314,749
Harrison County, TX, Health Facilities Development Corp., Hospital Rev. (Good Shepherd Health System), 5.25%, 2028	5,000,000	5,250,400
Henrico County, VA, Industrial Development Authority Rev. (Bon Secours Health Systems, Inc.), RIBS, FRN, AGM, 11.233%, 2027 (p)	4,700,000	5,626,934
Hillsborough County, FL, Industrial Development Authority Rev. (University Community Hospital), “A”, 5.625%, 2018 (c)	300,000	360,399
Hillsborough County, FL, Industrial Development Authority Rev. (University Community Hospital), ETM, NATL, 6.5%, 2019 (c)	1,000,000	1,180,680
Illinois Finance Authority Rev. (Ascension Healthcare), “A”, 5%, 2042	2,775,000	2,818,457
Illinois Finance Authority Rev. (Centegra Health System), 5%, 2038	4,455,000	4,461,192
Illinois Finance Authority Rev. (Edward Hospital), “A”, AMBAC, 5.5%, 2040	3,040,000	3,201,637
Illinois Finance Authority Rev. (KishHealth Systems Obligated Group), 5.75%, 2028	2,990,000	3,195,742
Illinois Finance Authority Rev. (O.S.F. Healthcare Systems) “A”, 7%, 2029	2,975,000	3,461,056
Illinois Finance Authority Rev. (O.S.F. Healthcare Systems) “A”, 7.125%, 2037	2,445,000	2,831,188
Illinois Finance Authority Rev. (Provena Health), “A”, 7.75%, 2034	3,685,000	4,504,065
Illinois Finance Authority Rev. (Resurrection Health), 6.125%, 2025	6,900,000	7,682,460
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 6.875%, 2038	1,500,000	1,659,015
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 2044	2,455,000	2,724,461
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), “A”, 5.5%, 2030	2,975,000	3,083,320
Indiana Finance Authority, Hospital Rev. (Deaconess Hospital, Inc.), “A”, 6.75%, 2039	3,000,000	3,351,270
Indiana Health & Educational Facilities Authority, Hospital Rev. (Deaconess Hospital), “A”, AMBAC, 5.375%, 2034	2,640,000	2,729,839
Indiana Health & Educational Facilities Finance Authority, Hospital Rev. (Clarian Health), “B”, 5%, 2033	2,490,000	2,524,586
Jefferson Parish, LA, Hospital Rev., Hospital Service District No. 1 (West Jefferson Medical Center), “B”, AGM, 5.25%, 2028	1,980,000	2,061,319
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 2031	3,355,000	3,571,733
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “A”, 5.375%, 2024	2,305,000	2,563,944
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “A”, 5.625%, 2027	770,000	850,565
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6%, 2030	640,000	700,422
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 2040	4,445,000	4,893,545
Knox County, IN, Economic Development Rev. (Good Samaritan Hospital), “A”, 5%, 2037	585,000	594,068
Knox County, IN, Economic Development Rev. (Good Samaritan Hospital), “A”, 5%, 2042	1,170,000	1,184,801
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Covenant Health), Capital Appreciation, “A”, 0%, 2035	3,205,000	992,236
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Covenant Health), Capital Appreciation, “A”, 0%, 2036	2,010,000	582,820
Laramie County, WY, Hospital Rev. (Cheyenne Regional Medical Center Project), 5%, 2032	440,000	457,886
Laramie County, WY, Hospital Rev. (Cheyenne Regional Medical Center Project), 5%, 2042	2,205,000	2,184,890
Lebanon County, PA, Health Facilities Authority Rev. (Good Samaritan Hospital), 5.9%, 2028	1,700,000	1,576,733
Louisiana Public Facilities Authority Hospital Rev. (Lake Charles Memorial Hospital), 6.375%, 2034	3,990,000	3,727,618
Louisiana Public Facilities Authority, Hospital Rev. (Lafayette General Medical Center), 5.5%, 2040	5,000,000	5,110,800
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	5,850,000	6,019,826
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2037	310,000	311,894
Macomb County, MI, Hospital Finance Authority Rev. (Mount Clemens General Hospital), 5.75%, 2013 (c)	1,000,000	1,020,100
Maryland Health & Higher Educational Facilities Authority Rev. (Anne Arundel Health System, Inc.), “A”, 6.75%, 2039	1,510,000	1,780,441

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Massachusetts Development Finance Agency Hospital Rev. (Cape Cod Healthcare Obligated Group), 5.25%, 2041	$935,000	$936,421
Massachusetts Development Finance Agency Rev. (Partners Healthcare), “L”, 5%, 2031	2,780,000	3,020,109
Massachusetts Development Finance Agency Rev. (Partners Healthcare), “L”, 5%, 2036	1,670,000	1,765,741
Mecosta County, MI, General Hospital Rev., 6%, 2018	190,000	190,143
Miami-Dade County, FL, Health Facilities Authority, Hospital Rev. (Variety Children’s Hospital), “A”, 6.125%, 2042	2,240,000	2,455,600
Michigan Finance Authority Rev. (Trinity Health Corp.), 5%, 2035	3,195,000	3,383,729
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.625%, 2029	1,270,000	1,376,020
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.75%, 2039	7,165,000	7,610,806
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), 6%, 2014 (c)	750,000	771,030
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), “A”, 5%, 2032	610,000	620,980
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), “A”, 5%, 2041	440,000	438,042
Montgomery, AL, Medical Clinic Board Health Care Facility Rev. (Jackson Hospital & Clinic), 5.25%, 2031	585,000	591,611
Muskingum County, OH, Hospital Facilities Rev. (Genesis Health System Obligated Group), 5%, 2033	645,000	588,498
Muskingum County, OH, Hospital Facilities Rev. (Genesis Health System Obligated Group), 5%, 2044	2,395,000	2,078,980
Muskingum County, OH, Hospital Facilities Rev. (Genesis Health System Obligated Group), 5%, 2048	645,000	553,004
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 2027	4,610,000	5,103,962
New Hampshire Business Finance Authority Rev. (Huggins Hospital), 6.875%, 2039	490,000	516,685
New Hampshire Health & Education Facilities Authority Rev. (Memorial Hospital at Conway), 5.25%, 2036	565,000	530,614
New Jersey Health Care Facilities, Financing Authority Rev. (Palisades Medical Center), 6.5%, 2021	455,000	455,419
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.5%, 2030	1,475,000	1,662,723
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.25%, 2035	1,395,000	1,534,486
North Texas Health Facilities Development Corp. Rev. (United Regional Health Care System, Inc.), 6%, 2013 (c)	5,000,000	5,045,750
Ohio Higher Educational Facility Commission (University Hospital Health System), “A”, 6.75%, 2015 (c)	6,000,000	6,572,100
Orange County, FL, Health Facilities Authority Rev. (Orlando Health, Inc.), “A”, 5%, 2042	4,455,000	4,530,423
Orange County, FL, Health Facilities Authority, Hospital Rev. (Orlando Regional Healthcare), “C”, 5.25%, 2035	1,000,000	1,065,850
Palomar Pomerado Health Care District, CA, COP, 6.75%, 2039	2,210,000	2,371,573
Rhode Island Health & Educational Building Corp. Rev., Hospital Financing (Lifespan Obligated Group), “A”, ASSD GTY, 7%, 2039	7,645,000	8,483,198
Richmond, IN, Hospital Authority Rev. (Reid Hospital & Health Center Services), “A”, 6.625%, 2039	4,715,000	5,161,935
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 8.25%, 2039	2,325,000	2,849,543
Scioto County, OH, Hospital Facilities Rev. (Southern Ohio Medical Center), 5.625%, 2031	1,095,000	1,137,453
Scioto County, OH, Hospital Facilities Rev. (Southern Ohio Medical Center), 5.75%, 2038	4,195,000	4,377,441
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 5.625%, 2025	1,000,000	1,066,740
South Broward, FL, Hospital District Rev., 5%, 2036	500,000	527,340
South Dakota Health & Educational Facilities Authority Rev. (Avera Health), “A”, 5%, 2042	1,205,000	1,225,642
South Dakota Health & Educational Facilities Authority Rev. (Sanford), “E”, 5%, 2037	1,075,000	1,103,961
South Dakota Health & Educational Facilities Authority Rev. (Sanford), “E”, 5%, 2042	3,520,000	3,588,112
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6%, 2029	1,025,000	1,120,961
St. Louis Park, MN, Health Care Facilities Rev. (Nicollet Health Services), 5.75%, 2039	6,445,000	6,892,090
Sullivan County, TN, Health, Educational & Housing Facilities Board Hospital Rev. (Wellmont Health Systems Project), “C”, 5.25%, 2026	3,135,000	3,166,569
Sumner County, TN, Health, Educational & Housing Facilities Board Rev. (Sumner Regional Health Systems, Inc.), “A”, 5.5%, 2046 (a)(d)	2,000,000	4,980
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc.), 6.25%, 2020	3,300,000	3,305,214
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Regional Medical Center), NATL, 6.625%, 2013	170,000	170,736
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.25%, 2032	1,715,000	1,771,081
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.375%, 2037	1,410,000	1,438,482
Tyler, TX, Health Facilities Development Corp. (Mother Frances Hospital), 5.5%, 2027	5,360,000	5,791,266
Upland, CA, COP (San Antonio Community Hospital), 6.375%, 2032	2,075,000	2,354,046
Upland, CA, COP (San Antonio Community Hospital), 6.5%, 2041	915,000	1,024,773
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 2029	1,450,000	1,631,888
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 2039	3,690,000	4,080,254
Washington Health Care Facilities Authority Rev. (Highline Medical Center), FHA, 6.25%, 2036	5,285,000	5,857,048
Washington Health Care Facilities Authority Rev. (Providence Health & Services), “A”, 5%, 2027	14,095,000	15,564,263
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), “A”, 6.25%, 2042	3,955,000	4,200,012

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
West Virginia Hospital Finance Authority, Hospital Rev. (Thomas Health System), 6.5%, 2038	$2,110,000	$2,112,511
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), 6.875%, 2030	2,750,000	2,757,728
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), “A”, 5%, 2026	2,215,000	2,375,300
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), “A”, 5%, 2028	665,000	692,199
Wisconsin Health & Educational Facilities Authority Rev. (Mercy Alliance), 5%, 2039	3,115,000	3,141,602
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2032	1,730,000	1,799,165
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2039	1,220,000	1,359,495
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2018	1,500,000	1,665,780
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2031	4,155,000	4,304,331
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), 5.25%, 2034	1,360,000	1,406,866

		$312,691,296
Healthcare Revenue - Long Term Care - 3.3%
Bell County, TX, Health Facility Development Corp. (Advanced Living Technologies, Inc.), 8%, 2036 (a)(d)	$1,595,000	$1,031,518
Bucks County, PA, Industrial Development Authority Retirement Community Rev. (Ann’s Choice, Inc.), “A”, 6.25%, 2035	1,120,000	1,131,144
California Statewide Communities Development Authority Rev. (American Baptist Homes of the West), 6.25%, 2039	1,050,000	1,131,218
California Statewide Communities Development Authority Rev. (Episcopal Communities & Services for Seniors Obligated Group), 5%, 2027	220,000	225,852
California Statewide Communities Development Authority Rev. (Episcopal Communities & Services for Seniors Obligated Group), 5%, 2032	285,000	283,948
California Statewide Communities Development Authority Rev. (Episcopal Communities & Services for Seniors Obligated Group), 5%, 2042	670,000	642,322
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 6%, 2030	715,000	746,181
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 6%, 2040	505,000	524,210
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 6.125%, 2029	830,000	890,424
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 6.375%, 2039	5,045,000	5,387,152
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 8.75%, 2029	375,000	425,471
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 9%, 2044	1,100,000	1,253,043
Illinois Finance Authority Rev. (Christian Homes, Inc.), 5.5%, 2023	3,355,000	3,428,105
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 4.75%, 2033	2,145,000	1,904,417
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 5.5%, 2037	3,285,000	3,324,617
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 5.125%, 2043	1,500,000	1,382,865
Illinois Finance Authority Rev. (Rehabilitation Institute of Chicago), “A”, 6%, 2043	6,315,000	6,506,345
Illinois Finance Authority Rev. (Smith Village), “A”, 6.25%, 2035	1,945,000	1,908,103
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), “A”, 5.5%, 2025	1,205,000	1,247,271
Johnson City, TN, Health & Educational Facilities Board Rev. (Appalachian Christian Village Foundation, Inc.), 4%, 2023	1,130,000	1,094,823
Johnson City, TN, Health & Educational Facilities Board Rev. (Appalachian Christian Village Foundation, Inc.), 5%, 2034	1,500,000	1,440,255
Maryland Health & Higher Educational Facilities Authority Rev. (Charlestown Community), 6.25%, 2041	2,225,000	2,415,861
Massachusetts Development Finance Agency Rev. (North Hill Communities), “A”, 6.25%, 2033	275,000	268,788
Massachusetts Development Finance Agency Rev. (North Hill Communities), “A”, 6.5%, 2043	435,000	424,825
Montgomery County, OH, Health Care & Multifamily Housing Rev. (St. Leonard), 6.375%, 2030	1,915,000	2,050,429
Montgomery County, OH, Health Care & Multifamily Housing Rev. (St. Leonard), 6.625%, 2040	2,770,000	2,972,321
Pell City, AL, Special Care Facilities, Financing Authority Rev. (Noland Health Services, Inc.), 5%, 2039	1,750,000	1,789,725
St. John’s County, FL, Industrial Development Authority (Bayview Project), “A”, 5.2%, 2027	150,000	125,768
St. John’s County, FL, Industrial Development Authority Rev. (Presbyterian Retirement), “A”, 6%, 2045	6,795,000	7,321,341
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village Foundation, Inc.), 6.125%, 2029	395,000	422,500
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village Foundation, Inc.), 6.375%, 2044	3,100,000	3,264,176
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Stayton at Museum Way), 8.25%, 2044	4,500,000	4,946,445
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 2030	735,000	833,835
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 2040	2,575,000	2,905,347
Westchester County, NY, Local Development Corp. Rev. (Kendal on Hudson Project), 4%, 2023	2,805,000	2,676,699
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.25%, 2029	430,000	480,749
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.625%, 2039	1,390,000	1,550,184

		$70,358,277

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Industrial Revenue - Airlines - 1.1%
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “A”, 8.75%, 2029	$1,295,000	$1,548,147
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “B”, 9%, 2035	970,000	1,061,510
Denver, CO, City & County Airport Rev. (United Airlines), 5.25%, 2032	3,975,000	3,762,775
Denver, CO, City & County Airport Rev. (United Airlines), 5.75%, 2032	615,000	612,811
Houston, TX, Airport Systems Rev., Special Facilities (Continental Airlines, Inc. Terminal E Project), 6.75%, 2029	570,000	569,949
Los Angeles, CA, Regional Airports Improvement Corp. Lease Rev. (American Airlines, Inc.), “C”, 7.5%, 2024 (d)	1,435,000	1,432,589
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 4.875%, 2019	1,805,000	1,760,128
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 5.25%, 2029 (b)	3,405,000	3,185,922
New York, NY, City Industrial Development Agency Special Facility Rev. (American Airlines, Inc. - JFK International Airport Project), 7.625%, 2025 (d)	3,375,000	3,678,161
New York, NY, City Industrial Development Agency Special Facility Rev. (American Airlines, Inc. - JFK International Airport Project), 7.75%, 2031 (d)	1,190,000	1,300,655
New York, NY, City Industrial Development Agency Special Facility Rev. (American Airlines, Inc. - JFK International Airport Project), “B”, 8.5%, 2028 (d)(q)	1,875,000	1,948,390
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc.), “B”, 5.5%, 2035	1,910,000	1,750,821
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc.), “B”, 5.5%, 2035	1,440,000	1,318,709

		$23,930,567
Industrial Revenue - Chemicals - 1.0%
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), “A”, 5.95%, 2033	$7,310,000	$7,739,389
Louisiana Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), 6.75%, 2032	1,600,000	1,717,904
Louisiana Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), “A”, 6.5%, 2029	1,400,000	1,517,754
Louisiana Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), “A-2”, 6.5%, 2035	6,000,000	6,424,440
Michigan Strategic Fund Ltd. Obligation Rev. (Dow Chemical Co.), 6.25%, 2014	2,870,000	2,988,043
Red River Authority, TX, Pollution Control Rev. (Celanese Project) “B”, 6.7%, 2030	1,200,000	1,210,464

		$21,597,994
Industrial Revenue - Environmental Services - 0.5%
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Republic Services, Inc.), “B”, 5.25%, 2023 (b)	$950,000	$1,049,247
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “C”, 5.125%, 2023	1,665,000	1,725,856
Colorado Housing & Finance Authority, Solid Waste Rev. (Waste Management, Inc.), 5.7%, 2018	1,960,000	2,225,168
Gulf Coast Waste Disposal Authority (Waste Management, Inc.), 5.2%, 2028	300,000	300,231
Massachusetts Development Finance Agency, Resource Recovery Rev. (Covanta Energy Project), “A”, 4.875%, 2027	2,380,000	2,195,883
Massachusetts Development Finance Agency, Resource Recovery Rev. (Covanta Energy Project), “C”, 5.25%, 2042	1,150,000	1,071,938
Niagara County, NY, Industrial Development Agency, Solid Waste Disposal Rev. (Covanta Energy Project), “A”, 5.25%, 2042	1,170,000	1,101,637
Vermont Economic Development Authority, Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), 4.75%, 2036 (b)	1,805,000	1,740,941

		$11,410,901
Industrial Revenue - Other - 0.3%
California Statewide Communities, Development Authority Environmental Facilities (Microgy Holdings Project), 9%, 2038 (a)(d)	$126,224	$1,262
Gulf Coast, TX, Industrial Development Authority Rev. (Microgy Holdings Project), 7%, 2036 (a)(d)	116,013	1,160
Houston, TX, Industrial Development Corp. (United Parcel Service, Inc.), 6%, 2023	215,000	204,530
Iowa Finance Authority Midwestern Disaster Area Rev. (Iowa Fertilizer Co.), 5%, 2019	530,000	528,543
Iowa Finance Authority Midwestern Disaster Area Rev. (Iowa Fertilizer Co.), 5.5%, 2022	1,065,000	1,072,359
Iowa Finance Authority Midwestern Disaster Area Rev. (Iowa Fertilizer Co.), 5.25%, 2025	4,065,000	3,984,960
Peninsula Ports Authority, VA, Coal Terminal Rev. (Dominion Terminal Associates), 6%, 2033	470,000	473,281

		$6,266,095
Industrial Revenue - Paper - 0.4%
Butler, AL, Industrial Development Board, Solid Waste Disposal Rev. (Georgia-Pacific Corp.), 5.75%, 2028	$1,760,000	$1,828,077
Jay, ME, Solid Waste Disposal Rev. (International Paper Co.), “A”, 5.125%, 2018	1,500,000	1,502,250
Lowndes County, MS, Solid Waste Disposal & Pollution Control Rev. (Weyerhaeuser Co.), 6.8%, 2022	110,000	125,466
Phenix City, AL, Industrial Development Board Environmental Improvement Rev. (MeadWestvaco Coated Board Project), “A”, 4.125%, 2035	1,950,000	1,543,952
Rockdale County, GA, Development Authority Project Rev. (Visy Paper Project), “A”, 6.125%, 2034	2,055,000	2,088,147

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Industrial Revenue - Paper - continued
Sabine River, LA, Water Facilities Authority Rev. (International Paper Co.), 6.2%, 2025	$1,250,000	$1,254,575
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), “A”, 6.375%, 2019 (a)(d)	550,000	55

		$8,342,522
Miscellaneous Revenue - Entertainment & Tourism - 1.1%
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6%, 2030	$2,015,000	$2,279,267
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6.25%, 2040	3,205,000	3,596,395
Harris County, Houston, TX, Sports Authority, Special Rev., “A”, NATL, 5%, 2025	2,460,000	2,470,676
Louisiana Stadium & Exposition District Rev., “A”, 5%, 2020	665,000	761,438
Louisiana Stadium & Exposition District Rev., “A”, 5%, 2021	830,000	947,213
Louisiana Stadium & Exposition District Rev., “A”, 5%, 2022	500,000	564,025
Louisiana Stadium & Exposition District Rev., “A”, 5%, 2023	1,325,000	1,496,177
Louisiana Stadium & Exposition District Rev., “A”, 5%, 2024	1,270,000	1,406,893
Louisiana Stadium & Exposition District Rev., “A”, 5%, 2025	1,000,000	1,098,140
Louisiana Stadium & Exposition District Rev., “A”, 5%, 2026	2,000,000	2,177,200
Louisiana Stadium & Exposition District Rev., “A”, 5%, 2029	1,330,000	1,411,649
Seminole Tribe, FL, Special Obligation Rev., “A”, 5.75%, 2022 (n)	2,850,000	3,061,157
Seminole Tribe, FL, Special Obligation Rev., “A”, 5.5%, 2024 (n)	2,000,000	2,119,920
Seneca Nation of Indians, NY, Capital Improvements Authority, Special Obligation, 5%, 2023 (n)	670,000	671,856

		$24,062,006
Miscellaneous Revenue - Other - 1.9%
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2017	$995,000	$1,067,725
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2019	1,375,000	1,476,915
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2020	1,120,000	1,190,381
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2024	2,230,000	2,301,695
Capital Trust Agency Rev. (Aero Miami FX LLC), “A”, 5.35%, 2029	3,790,000	3,921,703
Citizens Property Insurance Corp., “A-1”, 5.25%, 2017	750,000	834,960
Cleveland-Cuyahoga County, OH, Port Authority Rev., 7%, 2040	1,105,000	1,177,753
District of Columbia Rev. (American Society Hematology), 5%, 2036	760,000	779,372
District of Columbia Rev. (American Society Hematology), 5%, 2042	985,000	1,004,296
Florida Citizens Property Insurance Corp., “A-1”, 5%, 2019	505,000	567,469
Hardeman County, TN, Correctional Facilities Corp. (Corrections Corp. of America), 7.375%, 2017	430,000	430,052
Harris County, TX, Cultural Education Facilities Finance Corp. Rev. (YMCA Greater Houston Area) , 5%, 2033	355,000	360,531
Harris County, TX, Cultural Education Facilities Finance Corp. Rev. (YMCA Greater Houston Area), 5%, 2028	245,000	254,104
Harris County, TX, Cultural Education Facilities Finance Corp. Rev. (YMCA Greater Houston Area), 5%, 2038	180,000	179,993
Indiana Finance Authority Rev., (Ohio River Bridges East End Crossing Project), “A”, 5%, 2040	5,370,000	5,222,701
Indiana Finance Authority Rev., Ohio River Bridges Crossing Project (WVB East End Partners LLC), “A”, 5%, 2035	2,190,000	2,169,808
Massachusetts Port Authority Facilities Rev. (Conrac Project), “A”, 5.125%, 2041	465,000	489,436
Miami-Dade County, FL, Special Obligation, “B”, 5%, 2035	2,415,000	2,439,754
Miami-Dade County, FL, Special Obligation, “B”, 5%, 2037	5,395,000	5,422,353
Miami-Dade County, FL, Special Obligation, Capital Appreciation, “A”, NATL, 0%, 2032	2,000,000	705,300
New Orleans, LA, Aviation Board Gulf Opportunity Zone CFC Rev. (Consolidated Rental Car), “A”, 6.25%, 2030	1,810,000	2,055,870
New York Liberty Development Corp., Liberty Rev. (World Trade Center Project), 5%, 2031	2,300,000	2,420,267
Oklahoma Industries Authority Rev. (Oklahoma Medical Research Foundation Project), 5.5%, 2029	4,400,000	4,753,980
Summit County, OH, Port Authority Building Rev. (Flats East Development Recovery Zone Facility Bonds), 6.875%, 2040	415,000	442,220
Summit County, OH, Port Authority Building Rev. (Seville Project), “A”, 5.1%, 2025	150,000	142,715

		$41,811,353
Multi-Family Housing Revenue - 1.4%
Bay County, FL, Housing Finance Authority, Multi-Family Rev. (Andrews Place II Apartments), AGM, 5%, 2035	$1,045,000	$1,047,404
Bexar County, TX, Housing Finance Corp., Multifamily Housing Rev. (GNMA College Management-Wurzbach Project), “A”, 4.95%, 2040	6,750,000	6,851,723
Hawaii Housing & Community Development Corp., HI, Rental Housing System Rev., “A”, 4.65%, 2029	7,795,000	7,878,562
Hawaii Housing & Community Development Corp., HI, Rental Housing System Rev., “A”, 4.75%, 2033	9,390,000	9,495,544

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Multi-Family Housing Revenue - continued
Indianapolis, IN, Multi-Family Rev. (Cambridge Station Apartments II), FNMA, 5.25%, 2039 (b)	$1,375,000	$1,375,633
Michigan Housing Development Authority, GNMA, 5.2%, 2038	1,200,000	1,208,880
MuniMae TE Bond Subsidiary LLC, “A-2”, 4.9%, 2049 (z)	2,000,000	1,980,280

		$29,838,026
Parking - 0.2%
Boston, MA, Metropolitan Transit Parking Corp., Systemwide Parking Rev., 5.25%, 2036	$3,250,000	$3,500,283

Port Revenue - 0.6%
Alameda Corridor Transportation Authority, California Rev., “A”, AGM, 5%, 2028	$985,000	$1,073,118
Louisiana Offshore Terminal Authority Deepwater Port Rev. (LOOP LLC Project), 1.375%, 2037 (b)	1,885,000	1,845,245
Maryland Economic Development Corp. Rev. (Port America Chesapeake Terminal Project), “B”, 5.375%, 2025	795,000	868,434
Maryland Economic Development Corp. Rev. (Port America Chesapeake Terminal Project), “B”, 5.75%, 2035	1,535,000	1,663,065
Massachusetts Port Authority Rev., ETM, 13%, 2013 (c)	545,000	545,000
Port Authority of NY & NJ (170th Series), 4%, 2034	2,910,000	2,636,285
Port New Orleans, LA, Board of Commissioners Port Facility Rev., “B”, 5%, 2031	595,000	612,065
Port New Orleans, LA, Board of Commissioners Port Facility Rev., “B”, 5%, 2032	240,000	246,694
Port of Oakland, CA, Rev., “P”, 5%, 2033	1,000,000	988,770
Seattle, WA, Port Rev., “B”, 5%, 2024	3,000,000	3,295,890

		$13,774,566
Sales & Excise Tax Revenue - 7.0%
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 2029	$1,755,000	$1,886,958
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 2030	3,505,000	3,745,443
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 2031	655,000	697,077
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 2040	4,685,000	4,908,521
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6.5%, 2030	6,150,000	7,174,590
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 2034	5,000,000	5,594,700
Illinois Sales Tax Rev., “P”, 6.5%, 2022	5,000,000	5,931,900
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A”, 5%, 2024	9,445,000	11,164,084
Massachusetts Bay Transportation Authority, Sales Tax Rev., Capital Appreciation, “A-2”, 0%, 2028	6,930,000	3,562,574
Massachusetts School Building Authority, Dedicated Sales Tax Rev., “B”, 5%, 2032 (u)	10,730,000	11,565,867
Massachusetts School Building Authority, Sales Tax Rev., “A”, 5%, 2026	12,500,000	14,224,125
Metropolitan Atlanta, GA, Rapid Transit Authority Rev., 6.25%, 2018	3,125,000	3,444,750
Metropolitan Pier & Exposition Authority, Dedicated State Tax Rev. (McCormick Place), “B”, AGM, 5%, 2050 (u)	20,000,000	20,304,400
Miami-Dade County, FL, Transit Sales Surtax Rev., 5%, 2037	3,435,000	3,535,268
Poplar Bluff, MO, Regional Transportation Development District, Sales Tax Rev., 4%, 2036	1,160,000	1,005,291
Poplar Bluff, MO, Regional Transportation Development District, Sales Tax Rev., 4.75%, 2042	925,000	838,106
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 2019 (c)	45,000	55,038
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 2028	5,855,000	6,118,768
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 2037	1,105,000	1,115,254
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 2042	1,530,000	1,535,783
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 6%, 2042	13,865,000	14,450,658
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A-1”, 5.25%, 2043	4,835,000	4,664,856
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5.375%, 2038	605,000	605,502
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5.25%, 2041	6,455,000	6,297,369
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, 0%, 2033	280,000	84,286
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, 0%, 2033	2,345,000	1,784,944
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Convertible Capital Appreciation, “A”, 0% to 2016, 6.75% to 2032	4,190,000	4,150,321
Riverside County Transportation Commission Sales Tax Rev. ( Limited Tax), “A”, 5.25%, 2039	4,655,000	5,004,730
State of Illinois, “B”, 5.25%, 2034	1,275,000	1,374,705
Utah Transit Authority Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 2028	2,225,000	1,115,482
Volusia County, FL, Tourist Development Tax Rev., AGM, 5%, 2034	815,000	840,648
Wyandotte County/Kansas City, KS, Unified Government Special Obligation Rev., Capital Appreciation, “B”, 0%, 2021	3,250,000	2,169,245

		$150,951,243

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Single Family Housing - Local - 0.5%
Chicago, IL, Single Family Mortgage Rev., “C”, GNMA, 5.5%, 2038	$560,000	$579,102
Chicago, IL, Single Family Mortgage Rev., “C”, GNMA, 5.75%, 2042	800,000	834,920
Denver, CO, Single Family Mortgage Rev., GNMA, 7.3%, 2031	40,000	40,312
Manatee County, FL, Housing Finance Mortgage Rev., Single Family, Sub-Series 2, GNMA, 6.5%, 2023	35,000	35,649
Manatee County, FL, Housing Finance Mortgage Rev., Single Family, Sub-Series 3, GNMA, 5.3%, 2028	225,000	226,991
Manatee County, FL, Housing Finance Mortgage Rev., Single Family, Sub-Series 3, GNMA, 5.4%, 2029	175,000	175,506
Nortex, TX, Housing Finance Corp., Single Family Mortgage Rev., “A”, GNMA, 5.5%, 2038	1,460,000	1,500,194
Oklahoma County, OK, Home Finance Authority, Single Family Mortgage Rev., “A”, GNMA, 5.4%, 2038	870,000	879,074
Permian Basin Housing Finance Corp., TX, Single Family Mortgage Backed Securities (Mortgage Backed Project) “A”, GNMA, 5.65%, 2038	1,070,000	1,105,310
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A”, GNMA, 5.9%, 2035	300,000	314,049
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A”, GNMA, 6.25%, 2035	95,000	99,738
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A”, GNMA, 5.8%, 2036	1,265,000	1,326,580
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-1”, GNMA, 5.75%, 2037	95,000	100,671
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-3”, GNMA, 6%, 2035	465,000	494,369
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-3”, GNMA, 5.5%, 2037	450,000	480,407
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-4”, GNMA, 5.85%, 2037	110,000	111,539
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-5”, GNMA, 5.8%, 2027	245,000	247,560
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-5”, GNMA, 5.7%, 2036	1,270,000	1,355,458
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-5”, GNMA, 5.9%, 2037	140,000	144,257
Sedgwick & Shawnee Counties, KS, Single Family Mortgage Rev., “A”, GNMA, 5.45%, 2038	1,170,000	1,237,298

		$11,288,984
Single Family Housing - State - 1.3%
California Housing Finance Agency Rev. (Home Mortgage), “G”, 4.95%, 2023	$6,180,000	$6,209,911
California Housing Finance Agency Rev. (Home Mortgage), “G”, 5.5%, 2042	1,655,000	1,713,206
California Housing Finance Agency Rev. (Home Mortgage), “L”, 5.45%, 2033	6,600,000	6,574,128
California Housing Finance Agency Rev. (Home Mortgage), “L”, FNMA, 5.5%, 2038	1,765,000	1,722,711
Colorado Housing & Finance Authority Rev., 6.05%, 2016	15,000	15,106
Colorado Housing & Finance Authority Rev., “B-2”, 6.1%, 2023	35,000	35,581
Colorado Housing & Finance Authority Rev., “B-3”, 6.55%, 2033	50,000	51,401
Colorado Housing & Finance Authority Rev., “C-2”, 5.9%, 2023	275,000	288,951
Colorado Housing & Finance Authority Rev., “C-2”, FHA, 6.6%, 2032	210,000	216,878
Colorado Housing & Finance Authority Rev., “C-3”, FHA, 6.375%, 2033	20,000	20,497
Delaware Housing Authority Rev. (Single Family), “C”, 6.25%, 2037	420,000	445,574
Florida Housing Finance Corp. Rev. (Homeowner Mortgage), “1”, GNMA, 4.8%, 2031	435,000	437,379
Georgia Housing & Finance Authority Rev., 3%, 2043	1,500,000	1,564,275
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “B-2”, 4.5%, 2024	6,535,000	6,624,203
New Hampshire Housing Finance Authority Rev., “B”, 6.5%, 2035	30,000	30,311
New Mexico Mortgage Finance Authority Rev., GNMA, 5.95%, 2037	480,000	502,786
New Mexico Mortgage Finance Authority Rev., “I”, GNMA, 5.75%, 2038	705,000	729,513
Oregon Health & Community Services (Single Family Mortgage), “B”, 6.25%, 2031	505,000	520,877
Texas Affordable Housing Corp. (Single Family Mortgage), “B”, GNMA, 5.25%, 2039	365,000	374,607

		$28,077,895
Solid Waste Revenue - 0.1%
Delaware County, PA, Industrial Development Authority, Resource Recovery Facilities Rev. (American Ref-Fuel Co.), “A”, 6.2%, 2019	$1,950,000	$1,950,722
Palm Beach County, FL, Solid Waste Authority Rev. Improvement, BHAC, 5%, 2027	295,000	326,409
Pennsylvania Economic Development Financing Authority, Sewer Sludge Disposal Rev. (Philadelphia Biosolids Facility), 6.25%, 2032	575,000	611,168

		$2,888,299

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
State & Agency - Other - 0.1%
Commonwealth of Puerto Rico (Mepsi Campus), “A”, 6.5%, 2037	$1,200,000	$1,208,664
Massachusetts Development Finance Agency (Visual & Performing Arts), 6%, 2021	1,000,000	1,165,820

		$2,374,484
State & Local Agencies - 3.6%
Alabama Incentives Financing Authority Special Obligation, “A”, 5%, 2037	$1,720,000	$1,790,434
California Public Works Board Lease Rev. (Various Capital Projects), “G-1”, 5.75%, 2030	2,950,000	3,298,189
Cape Coral, FL, Special Obligation Rev., NATL, 5%, 2030	500,000	522,630
Colorado State University Board of Governors, System Enterprise Rev., “B”, 5%, 2025	3,000,000	3,493,380
Commonwealth of Pennsylvania, Public School Building Authority Rev., Capital Appreciation, 0%, 2029	2,075,000	936,136
Commonwealth of Pennsylvania, State Public School Building Authority Lease Rev. (School District of Philadelphia Project), 5%, 2028	1,870,000	1,925,932
Commonwealth of Pennsylvania, State Public School Building Authority Lease Rev. (School District of Philadelphia Project), 5%, 2030	935,000	949,493
Commonwealth of Pennsylvania, State Public School Building Authority Lease Rev. (School District of Philadelphia Project), 5%, 2031	700,000	707,854
Commonwealth of Pennsylvania, State Public School Building Authority Lease Rev. (School District of Philadelphia Project), 5%, 2032	235,000	236,638
Delaware Valley, PA, Regional Finance Authority, AMBAC, 5.5%, 2018	7,840,000	8,823,450
Delaware Valley, PA, Regional Finance Authority, “B”, FRN, AMBAC, 0.041%, 2018	600,000	600,000
Delaware Valley, PA, Regional Finance Authority, “C”, FRN, 0.934%, 2037	7,000,000	4,893,840
Delaware Valley, PA, Regional Finance Authority, RITES, FRN, AMBAC, 10.684%, 2018 (p)	900,000	1,125,792
FYI Properties Lease Rev. (Washington State Project), 5.5%, 2034	2,255,000	2,398,463
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A”, AGM, 4.55%, 2022	3,415,000	3,603,815
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, FGIC, 5%, 2035	1,000,000	1,031,390
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A-1”, AMBAC, 4.6%, 2023	995,000	1,065,297
Los Angeles, CA, Municipal Improvement Corp. Lease Rev. (Real Property), “E”, 6%, 2039	2,580,000	2,899,585
Manassas Park, VA, Economic Development Authority Lease Rev., “A”, 6%, 2035	845,000	853,653
Massachusetts College Building Authority Rev., “C”, 3%, 2042	835,000	593,301
Miami-Dade County, FL, School Board, COP, “B”, ASSD GTY, 5%, 2033	500,000	519,945
Mississippi Development Bank Special Obligation (Harrison County Coliseum), “A”, 5.25%, 2034	2,455,000	2,814,387
Mississippi Development Bank Special Obligation (Marshall County Industrial Development Authority Mississippi Highway Construction Project), 5%, 2028	1,450,000	1,544,946
New York Dormitory Authority Rev. (City University), 5.75%, 2013	1,355,000	1,355,000
Pennsylvania Convention Center Authority Rev., ETM, FGIC, 6.7%, 2016 (c)	14,765,000	16,194,843
Philadelphia Authority for Industrial Development Rev. (Philadelphia Performing Arts Charter School Project), 6.5%, 2033	2,425,000	2,395,561
Philadelphia Authority for Industrial Development Rev. (Philadelphia Performing Arts Charter School Project), 6.75%, 2043	1,175,000	1,158,597
Philadelphia, PA, Municipal Authority Rev., 6.5%, 2034	1,020,000	1,130,925
Puerto Rico Public Finance Corp., Commonwealth Appropriations, “B”, 6%, 2026	2,455,000	2,465,753
San Bernardino, CA, Joint Powers Financing Authority Lease Rev. (California Department of Transportation), 5.5%, 2014	4,330,000	4,344,592
Tennessee School Bond Authority, “B”, 5.125%, 2033	1,500,000	1,623,960

		$77,297,781
Student Loan Revenue - 1.8%
Iowa Student Loan Liquidity Corp., “A-2”, 5.5%, 2025	$2,025,000	$2,210,956
Iowa Student Loan Liquidity Corp., “A-2”, 5.6%, 2026	2,030,000	2,203,748
Iowa Student Loan Liquidity Corp., “A-2”, 5.7%, 2027	170,000	180,962
Iowa Student Loan Liquidity Corp., “A-2”, 5.75%, 2028	3,435,000	3,711,518
Massachusetts Educational Financing Authority, Education Loan Rev., “H”, ASSD GTY, 6.35%, 2030	2,335,000	2,476,851
Massachusetts Educational Financing Authority, Education Loan Rev., “I-A”, 5.5%, 2022	225,000	248,738
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 5%, 2021	1,255,000	1,337,491
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 4.7%, 2026	2,600,000	2,552,654
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 4.9%, 2028	2,705,000	2,648,493
Massachusetts Educational Financing Authority, Education Loan Rev., “K”, 5.25%, 2029	4,650,000	4,570,997
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 3%, 2021	4,890,000	4,528,336

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Student Loan Revenue - continued
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 3.25%, 2022	$1,500,000	$1,385,850
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 3.375%, 2023	2,500,000	2,295,475
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 3.5%, 2024	4,550,000	4,156,107
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 3.625%, 2025	4,115,000	3,723,910

		$38,232,086
Tax - Other - 0.6%
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5.75%, 2047	$3,950,000	$4,241,510
New York Dormitory Authority, State Personal Income Tax Rev., “A”, 5%, 2025	5,000,000	5,680,800
Virgin Islands Public Finance Authority Rev. (Diageo Project), “A”, 6.75%, 2037	2,200,000	2,412,740
Virgin Islands Public Finance Authority Rev., “A”, 5.25%, 2024	130,000	134,674

		$12,469,724
Tax Assessment - 0.9%
Arborwood Community Development District, FL, Capital Improvement Rev. (Master Infrastructure Project),“B”, 5.1%, 2014 (a)(d)	$40,000	$22,000
Arborwood Community Development District, FL, Capital Improvement Rev. (Master Infrastructure Projects), “B-2”, 5.1%, 2014	110,000	111,515
Baltimore, MD, Special Obligation, (East Baltimore Research Park Project), “A”, 7%, 2038	1,285,000	1,353,966
Capital Region Community Development District, FL, Capital Improvement Rev., “A”, 7%, 2039	880,000	882,482
Concord Station Community Development District, FL, Special Assessment, 5%, 2015	50,000	49,636
Glendale, CA, Redevelopment Agency, Tax Allocation Rev. (Central Glendale Redevelopment Project), 5.5%, 2024	2,250,000	2,313,158
Heritage Harbour North Community Development District, FL, Capital Improvement Rev., 6.375%, 2038	805,000	754,116
Homestead 50, FL, Community Development District, Special Assessment, “A”, 6%, 2037	1,610,000	1,183,382
Killarney Community Development District, FL, Special Assessment, “B”, 5.125%, 2009 (a)(d)	190,000	85,500
Lancaster County, SC, Assessment Rev. (Sun City Carolina Lakes), 5.45%, 2037	40,000	36,249
Main Street Community Development District, FL, “A”, 6.8%, 2038	510,000	511,469
Massachusetts Bay Transportation Authority Rev., “A”, 5.25%, 2034	2,000,000	2,214,120
Middle Village Community Development District, FL, Special Assessment, “A”, 5.8%, 2022	65,000	54,632
Noblesville, IN, Redevelopment Authority Lease Rental, 5.25%, 2025	2,000,000	2,129,480
Old Palm Community Development District, FL, Special Assessment (Palm Beach Gardens), “B”, 5.375%, 2014	60,000	59,647
Parkway Center Community Development District, FL, Special Assessment, “B”, 5.625%, 2014	545,000	522,208
Pennsylvania Economic Development Financing Authority Unemployment Compensation Rev., “B”, 5%, 2023	3,230,000	3,500,803
Pennsylvania Economic Development Financing Authority Unemployment Compensation Rev., “B”, 5%, 2023	1,940,000	2,072,133
Sterling Hill Community Development District, FL, Capital Improvement Rev., “B”, 5.5%, 2010 (d)	55,000	35,451
Tuscany Reserve Community Development District, FL, Special Assessment, “B”, 5.25%, 2016	360,000	349,139
Washington County, PA, Redevelopment Authority (Victory Centre Project), “A”, 5.45%, 2035	270,000	267,948
Watergrass Community Development District, FL, Special Assessment, “B”, 6.96%, 2017	45,000	43,241

		$18,552,275
Tobacco - 4.5%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	$8,600,000	$7,747,826
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.75%, 2034	5,000,000	4,069,600
Buckeye, OH, Tobacco Settlement Financing Authority, “A-3”, 6.25%, 2037	8,900,000	7,644,744
District of Columbia, Tobacco Settlement, 6.25%, 2024	520,000	526,661
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 4.5%, 2027	1,650,000	1,544,334
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 2047	4,760,000	4,018,820
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Asset Backed, “A-1”, 5%, 2033	475,000	399,295
Illinois Railsplitter Tobacco Settlement Authority, 5.5%, 2023	3,970,000	4,490,983
Illinois Railsplitter Tobacco Settlement Authority, 6.25%, 2024	2,610,000	2,859,203
Illinois Railsplitter Tobacco Settlement Authority, 6%, 2028	8,750,000	9,732,013
Iowa Tobacco Settlement Authority, Tobacco Settlement Rev., Asset Backed, “B”, 5.6%, 2034	3,070,000	2,740,221
Louisiana Tobacco Settlement Authority Rev., “2001-B”, 5.5%, 2030	345,000	344,903
Louisiana Tobacco Settlement Authority Rev., “2001-B”, 5.875%, 2039	2,835,000	2,834,206
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 2023	28,440,000	27,554,094
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 2041	15,040,000	11,972,291
South Dakota Educational Enhancement Funding Corp., Tobacco Settlement Rev., “B”, 5%, 2024	1,000,000	1,139,060

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Tobacco - continued
South Dakota Educational Enhancement Funding Corp., Tobacco Settlement Rev., “B”, 5%, 2025	$1,000,000	$1,129,150
South Dakota Educational Enhancement Funding Corp., Tobacco Settlement Rev., “B”, 5%, 2026	1,400,000	1,567,076
Suffolk, NY, Tobacco Asset Securitization Corp., Tobacco Settlement, “B”, 5.25%, 2037	765,000	781,891
Washington Tobacco Settlement Authority Rev., 6.5%, 2026	165,000	165,998
Washington Tobacco Settlement Authority Rev., 6.625%, 2032	4,485,000	4,526,441

		$97,788,810
Toll Roads - 2.5%
Chesapeake, VA, Toll Road Rev. (Transportation System), Convertible Capital Appreciation, “B”, 0%, 2032	$1,260,000	$622,616
Chesapeake, VA, Toll Road Rev. (Transportation System), Convertible Capital Appreciation, “B”, 0%, 2040	1,715,000	780,376
E-470 Public Highway Authority Rev., CO, “C”, 5.375%, 2026	1,495,000	1,572,366
Illinois Toll Highway Authority Rev., “B”, 5.5%, 2033	5,645,000	6,130,301
Mid-Bay Bridge Authority, FL, Springing Lien Rev., “A”, 7.25%, 2040	6,920,000	8,436,726
North Texas Tollway Authority Rev. (Special Projects System), “D”, 5%, 2029	15,000,000	16,395,300
North Texas Tollway Authority Rev., “C”, 1.95%, 2038 (b)	8,000,000	7,800,000
Northwest Parkway, CO, Public Highway Authority Rev., “C”, ETM, AGM, 5.35%, 2016 (c)	1,000,000	1,127,070
Orlando & Orange County, FL, Expressway Authority Rev., “A”, 5%, 2040	1,000,000	1,040,670
Triborough Bridge & Tunnel Authority Rev., NY, “A”, 5%, 2025	2,675,000	3,022,162
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.25%, 2032	1,310,000	1,257,600
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 2037	5,720,000	5,803,283

		$53,988,470
Transportation - Special Tax - 2.7%
Arizona Transportation Board Highway Rev., “A”, 5%, 2023	$3,315,000	$3,856,969
Arizona Transportation Board Highway Rev., “A”, 5%, 2024	6,335,000	7,294,943
Commonwealth of Virginia, Transportation Board Rev., “A”, 4%, 2026	8,180,000	8,373,048
Commonwealth of Virginia, Transportation Board Rev., Capital Projects, 5%, 2020	4,870,000	5,765,203
Jacksonville, FL, Transportation Authority Rev., ETM, 9.2%, 2015 (c)	785,000	850,524
New Jersey Transportation Trust Fund Authority Rev., “D”, 5.25%, 2023	7,500,000	8,790,900
New York Metropolitan Transportation Authority Rev., ETM, 5.75%, 2013 (c)	330,000	330,000
Pennsylvania Turnpike Commission Oil Franchise Tax Rev., “A”, ETM, AMBAC, 5.25%, 2018 (c)	1,150,000	1,228,810
State of Connecticut, Special Tax Obligation Rev., “A”, 5%, 2028	4,595,000	5,114,557
State of Connecticut, Special Tax Obligation Rev., “A”, 5%, 2029	4,595,000	5,075,683
State of Connecticut, Special Tax Obligation Rev., “A”, 5%, 2030	4,615,000	5,066,116
State of Hawaii, Highway Rev., “A”, 5%, 2030	3,695,000	4,031,134
State of Hawaii, Highway Rev., “A”, 5%, 2031	1,380,000	1,499,260
State of Hawaii, Highway Rev., “A”, 5%, 2032	920,000	995,339

		$58,272,486
Universities - Colleges - 8.0%
Alcorn State University, MS, Educational Building Corp. Rev. (Student Housing Project), “A”, 5.125%, 2034	$2,500,000	$2,627,025
Alcorn State University, MS, Educational Building Corp. Rev. (Student Housing Project), “A”, 5.25%, 2039	1,625,000	1,711,271
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University), “A”, 5.9%, 2028	1,195,000	1,279,749
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University), “A”, 6%, 2038	1,725,000	1,823,739
California Educational Facilities Authority Rev. (California Lutheran University), 5.75%, 2038	2,640,000	2,736,281
California Educational Facilities Authority Rev. (Chapman University), 5%, 2031	1,550,000	1,623,842
California Educational Facilities Authority Rev. (University of San Francisco), 6.125%, 2036	925,000	1,050,689
California Educational Facilities Authority Rev. (University of Southern California), “A”, 5.25%, 2038	4,610,000	4,911,310
California Municipal Finance Authority Rev. (Biola University), 5.8%, 2028	1,785,000	1,880,676
California Municipal Finance Authority Rev. (University of La Verne), “A”, 6.25%, 2040	850,000	920,168
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5.4%, 2027	245,000	248,783
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5.5%, 2038	280,000	282,806
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.625%, 2033	190,000	173,567
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.125%, 2023	165,000	155,323
Claiborne County, TN, Industrial Development Board Rev. (Lincoln Memorial University Project), 6.125%, 2040	3,000,000	3,130,500

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Colleges - continued
Delaware County, PA, Authority College Rev. (Neumann University), 6%, 2025	$490,000	$515,774
District of Columbia Rev. (Georgetown University), Convertible Capital Appreciation, BHAC, 0% to 2018, 5% to 2040	11,570,000	9,323,916
Douglas County, NE, Educational Facilities Rev. (Creighton University), “A”, 5.875%, 2040	6,355,000	6,878,334
Florida State University Board of Governors, System Improvement Rev., 6.25%, 2030	2,685,000	3,120,963
Forest Grove, OR, Student Housing Rev. (Oak Tree Foundation, Inc.), 5.5%, 2037	2,470,000	2,323,677
Grand Valley, MI, State University Rev., 5.5%, 2027	985,000	1,072,931
Grand Valley, MI, State University Rev., 5.625%, 2029	480,000	520,877
Hempstead, NY, Local Development Corp. Rev. (Hofstra University Project), 5%, 2025	1,450,000	1,601,598
Hempstead, NY, Local Development Corp. Rev. (Hofstra University Project), 5%, 2026	1,080,000	1,177,956
Hempstead, NY, Local Development Corp. Rev. (Hofstra University Project), 5%, 2028	275,000	294,825
Illinois Finance Authority Rev. (Illinois Institute of Technology), “A”, 5%, 2031	2,745,000	2,420,184
Illinois Finance Authority Rev. (Illinois Institute of Technology), “A”, 5%, 2036	5,705,000	4,875,664
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 2029	5,300,000	5,656,955
Illinois Finance Authority Rev. (Roosevelt University Project), 6.5%, 2039	1,225,000	1,306,842
Indiana County, PA, Industrial Development Authority (Student Cooperative Association, Inc./Indiana University of Pennsylvania), 5%, 2033	1,065,000	1,085,491
Indiana University Rev., “A”, 5%, 2032	525,000	569,751
Indiana University Rev., “A”, 5%, 2037	1,580,000	1,687,630
Louisville & Jefferson County, KY, Metro Government College Rev. (Bellarmine University, Inc. Project), 6.125%, 2039	3,000,000	3,137,880
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 2030	540,000	554,915
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 2039	645,000	660,074
Massachusetts Development Finance Agency Rev. (Simmons College), SYNCORA, 5.25%, 2026	880,000	892,522
Massachusetts Development Finance Agency Rev. (Simmons College), “H”, SYNCORA, 5.25%, 2033	420,000	405,250
Massachusetts Health & Educational Facilities Authority Rev. (Harvard University), 5.5%, 2036 (u)	25,000,000	28,102,250
Massachusetts Health & Educational Facilities Authority Rev. (Simmons College), “I”, 8%, 2029	2,030,000	2,262,171
Massachusetts Health & Educational Facilities Authority Rev. (Suffolk University), “A”, 6.25%, 2030	4,055,000	4,462,203
Massachusetts Health & Educational Facilities Authority Rev. (Wheaton College), “F”, 5%, 2041	1,000,000	1,034,710
Miami-Dade County, FL, Educational Facilities Authority Rev. (University of Miami), “A”, 5.75%, 2028	1,875,000	2,019,019
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 7.5%, 2032	4,195,000	5,554,977
New York Dormitory Authority Rev. (Pace University), “A”, 5%, 2025	1,000,000	1,053,930
New York Dormitory Authority Rev. (Pace University), “A”, 5%, 2026	1,000,000	1,048,210
New York Dormitory Authority Rev. (Pace University), “A”, 5%, 2027	1,090,000	1,138,124
New York Dormitory Authority Rev. (Pace University), “A”, 5%, 2028	750,000	778,268
New York Dormitory Authority Rev. (Pace University), “A”, 5%, 2029	800,000	826,944
Oregon Health & Science University Rev., “E”, 5%, 2032	2,095,000	2,209,827
Pennsylvania Higher Educational Facilities Authority Rev. (La Salle University), “A”, 5.25%, 2027	1,210,000	1,239,512
Pennsylvania Higher Educational Facilities Authority Rev. (Saint Joseph’s University), “A”, 5%, 2040	3,500,000	3,586,030
Pennsylvania Higher Educational Facilities Authority Rev. (Temple University), 5%, 2035	250,000	264,308
Philadelphia Authority for Industrial Development Rev. (Tacony Academy Charter School Project), “A-1”, 6.75%, 2033	150,000	145,436
Philadelphia Authority for Industrial Development Rev. (Tacony Academy Charter School Project), “A-1”, 7%, 2043	355,000	342,628
Portage County, OH, Port Authority Rev. (Northeast Ohio Medical University Project), 5%, 2037	2,230,000	2,112,591
St. Joseph County, IN, Educational Facilities Rev. (University of Notre Dame), 6.5%, 2026	1,000,000	1,348,750
Texas Tech University Rev., Refunding & Improvement, “A”, 5%, 2030	2,175,000	2,370,011
Texas Tech University Rev., Refunding & Improvement, “A”, 5%, 2031	960,000	1,041,869
Texas Tech University Rev., Refunding & Improvement, “A”, 5%, 2032	915,000	987,056
Texas Tech University Rev., Refunding & Improvement, “A”, 5%, 2037	1,675,000	1,798,448
Troy, NY, Capital Resource Corp. Rev. (Rensselaer Polytechnic Institute) “A”, 5.125%, 2040	9,895,000	10,300,101
Tulsa, OK, Industrial Authority Rev. (University of Tulsa), 6%, 2027	4,670,000	5,181,272
University of Colorado, Enterprise Rev., 5%, 2029	4,220,000	4,578,067
University of Delaware Rev., “C”, FRN, 0.7%, 2037 (b)	5,000,000	4,959,650
University of Minnesota, “A”, 5%, 2025	710,000	826,894
University of Southern Indiana Rev. (Student Fee), “J”, ASSD GTY, 5.75%, 2028	1,875,000	2,164,219
University of Southern Mississippi Educational Building Corp. Rev. (Campus Facilities Project), 5.25%, 2032	1,665,000	1,797,368
University of Southern Mississippi Educational Building Corp. Rev. (Campus Facilities Project), 5.375%, 2036	610,000	657,781
Washington Higher Education Facilities Authority Rev. (Whitworth University), 5.875%, 2034	2,165,000	2,274,809

		$173,107,171

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Dormitories - 1.3%
Bowling Green, OH, Student Housing Rev. (State University Project), 6%, 2045	$3,975,000	$4,108,520
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 5.625%, 2033	1,025,000	1,040,621
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 7.5%, 2042	925,000	994,551
California Statewide Communities Development Authority Rev. (Student Housing, SUCI East Campus), 6%, 2040	1,655,000	1,721,250
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 2030	3,235,000	3,165,253
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 2035	4,080,000	3,895,217
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 2045	4,705,000	4,265,976
Illinois Finance Authority Student Housing Rev. (Illinois State University), 6.75%, 2031	2,730,000	2,978,485
Illinois Finance Authority Student Housing Rev. (Northern Illinois University Project), 6.625%, 2031	4,210,000	4,637,315
Pennsylvania Higher Educational Facilities Authority Rev. (Edinboro University Foundation), 5.8%, 2030	510,000	534,444
Pennsylvania Higher Educational Facilities Authority Rev. (Edinboro University Foundation), 6%, 2043	895,000	924,356

		$28,265,988
Universities - Secondary Schools - 1.7%
Build NYC Resources Corp. Rev. (Bronx Charter School for Excellence), “A”, 5%, 2033	$750,000	$752,813
California Statewide Communities Development Authority School Facility Rev. (Aspire Public Schools), 6.125%, 2046	5,045,000	5,156,848
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 5.5%, 2031	275,000	286,300
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.125%, 2040	2,355,000	2,523,288
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.25%, 2045	1,425,000	1,533,200
Colorado Educational & Cultural Facilities Authority Rev. (Academy of Charter Schools Project), 5.625%, 2040	1,815,000	1,855,184
Colorado Educational & Cultural Facilities Authority Rev. (Montessori Charter School Project), 4%, 2027	295,000	276,843
Colorado Educational & Cultural Facilities Authority Rev. (Montessori Charter School Project), 5%, 2037	545,000	522,917
Colorado Educational & Cultural Facilities Authority Rev. (Pinnacle Charter School Building Corp.), 5%, 2029	700,000	717,570
Colorado Educational & Cultural Facilities Authority Rev. (Twin Peaks Charter Academy), 7%, 2038	4,330,000	4,648,688
District of Columbia Rev. (Kipp, D.C. Charter School),“A”, 6%, 2043	1,450,000	1,464,094
District of Columbia Rev. (Kipp, D.C. Charter School),“A”, 6%, 2033	560,000	575,669
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School),“A”, 6%, 2030	2,425,000	2,245,914
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School),“A”, 6%, 2040	5,130,000	4,426,318
La Vernia, TX, Higher Education Finance Corp. Rev. (KIPP, Inc.), “A”, 6.25%, 2039	1,470,000	1,605,402
La Vernia, TX, Higher Education Finance Corp. Rev. (Lifeschool of Dallas), “A”, 7.5%, 2041	4,230,000	4,738,742
Maryland Health & Higher Educational Facilities Authority Rev. (Washington Christian Academy), 5.5%, 2038 (a)(d)	100,000	29,000
Philadelphia, PA, Authority for Industrial Development Rev. (Global Leadership Academy Project), 5.75%, 2030	480,000	460,138
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School), 6%, 2035	415,000	426,276
San Juan, TX, Higher Education Finance Authority Education Rev. (Idea Public Schools), “A”, 6.7%, 2040	2,795,000	3,122,658

		$37,367,862
Utilities - Investor Owned - 3.6%
Brazos River, TX, Pollution Control Authority Rev. (TXU Energy Co. LLC Project), 5%, 2041	$2,460,000	$141,450
California Statewide Communities Development Authority, Pollution Control Rev., “A”, 4.5%, 2029	6,000,000	6,069,300
Chula Vista, CA, Industrial Development Rev. (San Diego Gas & Electric Co.), “E”, 5.875%, 2034	1,840,000	2,074,600
Farmington, NM, Pollution Control Rev. (Arizona Public Service Co.), “A”, 4.7%, 2024	5,990,000	6,402,831
Farmington, NM, Pollution Control Rev. (Public Service New Mexico), “D”, 5.9%, 2040	9,975,000	10,613,400
Hawaii Department of Budget & Finance Special Purpose Rev. (Hawaiian Electric Co. & Subsidiary), 6.5%, 2039	3,655,000	4,096,414
Hawaii Department of Budget & Finance Special Purpose Rev. (Hawaiian Electric Co. & Subsidiary), “B”, SYNCORA, 5%, 2022	6,000,000	6,006,360
Hillsborough County, FL, Industrial Development Authority, Pollution Control Rev. (Tempa Electric Co.), “A”, 5.65%, 2018	500,000	572,225
Louisiana Public Facilities Authority Rev. (Entergy Gulf States Louisiana LLC), “A”, 5%, 2028	10,000,000	10,304,900
Maricopa County, AZ, Pollution Control Rev. (El Paso Electric), “B”, 7.25%, 2040	1,710,000	1,936,319
Maryland Economic Development Corp., Pollution Control Rev. (Potomac Electric Power Co.), 6.2%, 2022	1,455,000	1,692,398
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Dominion Energy Brayton), 5.75%, 2042 (b)	670,000	821,601
Matagorda County, TX, Pollution Control Rev. (Central Power & Light Co.), “A”, 6.3%, 2029	2,045,000	2,285,042
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.625%, 2020	985,000	1,160,645
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.5%, 2029 (b)	1,970,000	2,195,407
New Jersey Economic Development Authority, Water Facilities Rev. (New Jersey American Water Co.), “A”, 5.7%, 2039	5,000,000	5,193,450
Owen County, KY, Waterworks System Rev. (American Water Co. Project), “B”, 5.625%, 2039	1,670,000	1,693,697
Pennsylvania Economic Development Financing Authority (Allegheny Energy Supply Co. LLC), 7%, 2039	4,580,000	5,244,008

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Utilities - Investor Owned - continued
Pima County, AZ, Industrial Development Authority Pollution Control Rev. (Tucson Electric Power Co.), “A”, 4.95%, 2020	$4,610,000	$4,933,668
Pima County, AZ, Industrial Development Authority Rev. (Tucson Electric Power Co.), 5.75%, 2029	3,715,000	3,846,994

		$77,284,709
Utilities - Municipal Owned - 5.6%
American Municipal Power, Inc. Rev. (AMP Fremont Energy Center Project), “B”, 5%, 2024	$1,500,000	$1,667,250
California Department of Water Resources, Power Supply Rev., “N”, 5%, 2020	13,080,000	15,471,547
Florida Municipal Power Agency Rev., All Requirements, “A”, 6.25%, 2031	400,000	452,096
Florida Power Agency Rev., “A”, 5%, 2031	1,000,000	1,050,210
Georgia Municipal Electric Authority Power Rev., AMBAC, 6.5%, 2014 (c)	145,000	149,498
Georgia Municipal Electric Authority Power Rev., NATL, 6.375%, 2016	2,000,000	2,184,260
Georgia Municipal Electric Authority Power Rev., AMBAC, 6.5%, 2017	8,000,000	8,824,800
Georgia Municipal Electric Authority Power Rev., NATL, 6.5%, 2020	5,880,000	6,669,978
Georgia Municipal Electric Authority Power Rev., “GG”, 5%, 2026	3,065,000	3,444,202
Georgia Municipal Electric Authority Power Rev., ETM, AMBAC, 6.5%, 2017 (c)	365,000	391,390
Guam Power Authority Rev., “A”, AGM, 5%, 2025	1,155,000	1,283,055
Guam Power Authority Rev., “A”, AGM, 5%, 2026	960,000	1,058,486
Guam Power Authority Rev., “A”, AGM, 5%, 2027	385,000	418,518
Guam Power Authority Rev., “A”, 5%, 2034	1,155,000	1,187,640
Harris County, TX, Cultural Education Facilities Financial Corp., Thermal Utilities Rev. (Teco Project), “A”, 5.25%, 2035	1,560,000	1,654,177
Intermountain Power Agency, UT, “A”, ETM, 6.15%, 2014 (c)	7,210,000	7,313,175
Intermountain Power Agency, UT, Power Supply Rev., “A”, 5%, 2021	2,495,000	2,798,617
Intermountain Power Agency, UT, Power Supply Rev., “A”, 5%, 2022	1,250,000	1,392,138
JEA, FL, Electric System Rev., “3-D-2”, 5%, 2038	480,000	502,032
Los Angeles, CA, Department of Water & Power Rev., “A”, 5%, 2025	12,000,000	13,746,000
Metropolitan Government of Nashville & Davidson County, TN, Electric Rev., “A”, 5%, 2029	4,765,000	5,294,153
Metropolitan Government of Nashville & Davidson County, TN, Electric Rev., “A”, 5%, 2030	2,500,000	2,693,425
North Carolina Eastern Municipal Power Agency, “A”, NATL, 6.5%, 2018	9,250,000	10,965,043
Piedmont, SC, Municipal Power Agency, FGIC, 6.25%, 2021	4,150,000	5,108,692
Sacramento, CA, Municipal Utility District, “X”, 5%, 2028	3,270,000	3,592,030
Salt River, AZ, Project Agricultural Improvement & Power District Electric, “A”, 5%, 2028	13,500,000	15,131,070
Washington Public Power Supply System Rev. (Nuclear Project #3), 7.125%, 2016	5,145,000	6,062,354

		$120,505,836
Utilities - Other - 2.7%
California M-S-R Energy Authority Gas Rev., “A”, 7%, 2034	$595,000	$738,199
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 2039	1,810,000	2,136,452
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 2022	4,545,000	4,917,554
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 2026	845,000	953,557
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 2028	1,740,000	1,952,454
Nebraska Central Plains Energy Project, Gas Project Rev., “3”, 5%, 2032	8,270,000	8,299,607
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.5%, 2038	3,725,000	4,321,298
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 2032	5,645,000	5,658,717
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 2037	10,800,000	10,679,364
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2017	1,575,000	1,719,034
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2019	1,500,000	1,641,660
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	1,665,000	1,778,436
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2023	2,385,000	2,539,453
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2024	2,215,000	2,329,560
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2026	2,805,000	2,899,220
Texas Gas Acquisition & Supply Corp III., Gas Supply Rev., 5%, 2031	1,835,000	1,824,027
Texas Gas Acquisition & Supply Corp III., Gas Supply Rev., 5%, 2032	2,925,000	2,896,218

		$57,284,810

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Water & Sewer Utility Revenue - 6.4%
Atlanta, GA, Water & Wastewater Rev., “A”, 6%, 2022	$2,770,000	$3,294,777
Austin, TX, Water & Wastewater System Rev., 5%, 2027	3,000,000	3,382,170
California Department of Water Resources Center (Central Valley Project Rev.), “AF”, 5%, 2028 (u)	23,825,000	26,642,306
Cary, NC, Combined Enterprise Systems Rev., 4%, 2037	2,500,000	2,519,475
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 5.125%, 2037	340,000	287,939
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 5.75%, 2037	8,560,000	7,852,944
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	305,000	287,081
Dallas, TX, Waterworks & Sewer System Rev., 5%, 2039	10,000,000	10,740,000
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 2028	5,285,000	5,842,409
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 2029	1,415,000	1,551,618
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 2030	4,345,000	4,716,628
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 2031	235,000	253,389
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 2041	3,910,000	4,096,116
El Paso, TX, Water & Sewer Rev., 5%, 2028	455,000	501,660
Fulton County, GA, Water & Sewer Rev., 5%, 2026	3,680,000	4,082,077
Fulton County, GA, Water & Sewer Rev., 5%, 2027	2,285,000	2,513,980
Indiana Finance Authority Rev. (State Revolving Fund Program), “A”, 5%, 2029	4,000,000	4,400,720
Jackson, MI, Mississippi Development Bank Special Obligation (MI Water and Sewer System Rev. Bond Project), AGM, 6.875%, 2040	495,000	582,368
Madera, CA, Irrigation Financing Authority Rev., 6.5%, 2040	3,595,000	3,915,818
Massachusetts Water Resources Authority, “B”, AGM, 5.25%, 2029	4,215,000	4,889,779
Massachusetts Water Resources Authority, ETM, 6.5%, 2019 (c)	5,180,000	5,933,431
Miami-Dade County, FL, Water & Sewer Rev., AGM, 5%, 2039	1,000,000	1,028,060
New York Environmental Facilities Corp., Municipal Water Finance Authority Project, 5%, 2025	2,300,000	2,607,533
New York Environmental Facilities, “C”, 5%, 2041	2,745,000	2,915,245
New York Environmental Facilities, ETM, 5%, 2016 (c)	570,000	571,647
North Hudson, NJ, Sewerage Authority, Gross Rev. Lease Certificates, “A”, 5%, 2042	2,440,000	2,539,552
North Texas Municipal Water District, Water System Rev., Refunding and Improvement, 4%, 2031	22,545,000	22,625,937
Omaha, NE, Sanitation Sewer Rev., 4%, 2030	1,380,000	1,374,811
Pinellas County, FL, Sewer Rev., AGM, 5%, 2013 (c)	1,170,000	1,183,829
Pinellas County, FL, Sewer Rev., AGM, 5%, 2032	330,000	332,600
Polk County, FL, Utility Systems Rev., “A”, FGIC, 5%, 2030	1,000,000	1,034,030
Seminole County, FL, Water & Sewer Rev., Unrefunded Balance, NATL, 6%, 2019	940,000	982,977
St. Johns County, FL, Water & Sewer Rev., Capital Appreciation, “B”, 0%, 2030	820,000	367,122
St. Johns County, FL, Water & Sewer Rev., Capital Appreciation, “B”, 0%, 2033	915,000	348,002
St. Johns County, FL, Water & Sewer Rev., Capital Appreciation, “B”, 0%, 2034	905,000	326,714
Tampa Bay Water, FL, Regional Water Supply Authority, Utility System Rev., FGIC, 4.75%, 2033	885,000	931,383
Virginia Resources Authority, Water & Sewer System Rev. (Goochland County - Tuckahoe Creek Service District Project), Capital Appreciation, 0%, 2029	1,250,000	605,175

		$138,061,302
Total Municipal Bonds		$2,105,673,807

Loans - 0.0%
Medical & Health Technology & Services - 0.0%
Advanced Living Technologies, Inc., DIP, 8%, 2013	$735,000	$735,000

Floating Rate Demand Notes - 0.2%
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “B”, 0.04%, due 7/01/13	$1,500,000	$1,500,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “C”, 0.04%, due 7/01/13	2,300,000	2,300,000
Total Floating Rate Demand Notes		$3,800,000

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Money Market Funds - 4.3%
MFS Institutional Money Market Portfolio, 0.11%, at Net Asset Value (v)	92,379,368	$92,379,368
Total Investments		$2,202,588,175

Other Assets, Less Liabilities - (2.1)%		(45,023,795)
Net Assets - 100.0%		$2,157,564,380

(a)	Non-income producing security.
(b)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(d)	In default. Interest and/or scheduled principal payment(s) have been missed.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $5,852,933 representing 0.3% of net assets.
(p)	Primary inverse floater.
(q)	Interest received was less than stated coupon rate.
(u)	Underlying security deposited into special purpose trust (“the trust”) by investment banker upon creation of self-deposited inverse floaters.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
MuniMae TE Bond Subsidiary LLC, “A-2”, 4.9%, 2049	10/14/04	$2,000,000	$1,980,280
% of Net assets			0.1%

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
DIP	Debtor-in-Possession
ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
LOC	Letter of Credit

Insurers		Inverse Floaters
AGM	Assured Guaranty Municipal	RIBS	Residual Interest Bonds
AMBAC	AMBAC Indemnity Corp.	RITES	Residual Interest Tax-Exempt Security
ASSD GTY	Assured Guaranty Insurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
CALHF	California Housing Finance Agency
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
SYNCORA	Syncora Guarantee Inc.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

6/30/13 (unaudited)

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$2,105,673,807	$—	$2,105,673,807
Loans	—	735,000	—	735,000
Short Term Securities	—	3,800,000	—	3,800,000
Mutual Funds	92,379,368	—	—	92,379,368
Total Investments	$92,379,368	$2,110,208,807	$—	$2,202,588,175

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$2,067,232,821
Gross unrealized appreciation	117,949,895
Gross unrealized depreciation	(34,956,792)
Net unrealized appreciation (depreciation)	$82,993,103

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
	178,303,578	126,412,871	(212,337,081)	92,379,368

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
	$—	$—	$31,739	$92,379,368

QUARTERLY REPORT

June 30, 2013

MFS® NEW YORK MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS

6/30/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Municipal Bonds - 95.8%
Airport Revenue - 1.9%
Chicago, IL, O’Hare International Airport Rev., Third Lien, “A”, 5.625%, 2035	$555,000	$606,514
New York, NY, City Industrial Development Agency, Special Facilities Rev. (Terminal One Group), 5.5%, 2024	1,000,000	1,074,370
Port Authority of NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), NATL, 6.25%, 2015	1,000,000	1,073,570
Port Authority of NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 2042	1,160,000	1,293,307

		$4,047,761
General Obligations - General Purpose - 4.1%
Commonwealth of Puerto Rico, “A”, 5.375%, 2033	$495,000	$459,390
Commonwealth of Puerto Rico, Public Improvement, “B”, 6.5%, 2037	1,600,000	1,625,312
Guam Government, “A”, 5.25%, 2037	290,000	268,241
Guam Government, “A”, 7%, 2039	105,000	113,471
New York, NY, “B”, 5%, 2018	3,000,000	3,489,150
New York, NY, “E-1”, 6.25%, 2028	1,000,000	1,179,590
New York, NY, “J”, FGIC, 5.5%, 2026	5,000	5,013
Puerto Rico Public Buildings Authority Rev., Guaranteed, “S”, 6%, 2041	855,000	835,737
State of Illinois, 5.5%, 2033	180,000	185,582
State of Illinois, 5.5%, 2038	535,000	547,385

		$8,708,871
General Obligations - Schools - 1.7%
Beaumont, CA, Unified School District (Election of 2008), Capital Appreciation, “C”, AGM, 0%, 2040	$3,730,000	$844,882
Clovis, CA, Unified School District (Election of 2004), Capital Appreciation, “A”, 0%, 2027	2,220,000	1,183,260
Clovis, CA, Unified School District (Election of 2004), Capital Appreciation, “A”, 0%, 2029	980,000	459,992
Port Byron, NY, Central School District, ETM, AMBAC, 7.4%, 2014 (c)	500,000	534,100
Port Byron, NY, Central School District, ETM, AMBAC, 7.4%, 2015 (c)	500,000	566,655

		$3,588,889
Healthcare Revenue - Hospitals - 11.8%
Arizona Health Facilities Authority Rev. (Banner Health), “A”, 4%, 2043	$760,000	$650,530
Chautauqua County, NY, Capital Resource Corp. Rev. (Women’s Christian Assn.), “A”, 8%, 2030	550,000	577,396
Genesee County, NY, Industrial Development Agency, Civic Facilities Rev. (United Medical Center Project), 5%, 2032	500,000	447,840
Illinois Finance Authority Rev. (Little Company of Mary Hospital and Health Care Centers), 5.375%, 2040	365,000	379,512
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 2031	215,000	228,889
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.375%, 2041	715,000	765,422
Madison County, NY, Industrial Development Agency, Civic Facilities Rev. (Oneida), 5.25%, 2027	1,425,000	1,409,952
Miami-Dade County, FL, Health Facilities Authority Hospital Rev. (Variety Children’s Hospital), “A”, 6%, 2030	165,000	182,272
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.625%, 2029	145,000	157,105
Monroe County, NY, Industrial Development Agency, Civic Facilities Rev. (Highland Hospital of Rochester), 5%, 2025	995,000	1,038,661
Monroe County, NY, Industrial Development Agency, Civic Facilities Rev. (Rochester General Hospital Project), “A”, 5%, 2042	1,000,000	1,011,180
Nassau County, NY, Local Economic Assistance Corp. Rev. (South Nassau Communities Hospital), 5%, 2037	1,000,000	1,007,200
Nassau County, NY, Local Economic Assistance Corp. Rev. (Winthrop-University Hospital Association Project), 5%, 2037	1,500,000	1,459,140
New Hampshire Business Finance Authority Rev. (Huggins Hospital), 6.875%, 2039	35,000	36,906
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.25%, 2035	1,495,000	1,644,485
New York Dormitory Authority Rev., Non-State Supported Debt (Catholic Health Systems), “A”, 4.75%, 2039	325,000	315,552
New York Dormitory Authority Rev., Non-State Supported Debt (Catholic Health Systems), “B”, 5%, 2032	385,000	392,827
New York Dormitory Authority Rev., Non-State Supported Debt (Catholic Health Systems), “B”, 4.75%, 2039	300,000	291,279
New York Dormitory Authority Rev., Non-State Supported Debt (Hospital Special Surgery), FHA, 6.25%, 2034	2,000,000	2,308,720
New York Dormitory Authority Rev., Non-State Supported Debt (Mount Sinai Hospital), “A”, 5%, 2026	2,000,000	2,160,220
New York Dormitory Authority Rev., Non-State Supported Debt (North Shore Long Island Jewish Obligated Group), “B”, 5%, 2039	1,000,000	1,037,510
New York Dormitory Authority Rev., Non-State Supported Debt (NYU Hospitals Center), “A”, 5.5%, 2025	750,000	838,898
New York Dormitory Authority Rev., Non-State Supported Debt (Orange Regional Medical Center), 6.25%, 2037	750,000	794,655
New York, NY, Health & Hospital Corp. Rev., “A”, 5.5%, 2023	1,000,000	1,117,050

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Onondaga, NY, Civic Development Corp. Rev. (St. Joseph’s Hospital Health Center), 4.5%, 2032	$500,000	$429,370
Suffolk County, NY, Economic Development Corp. Rev. (Catholic Health Services of Long Island), 5%, 2028	1,000,000	1,075,640
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 2029	165,000	185,698
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 2039	395,000	436,775
Westchester County, NY, Health Care Corp. Rev., “B”, 6%, 2030	1,000,000	1,120,490
Wisconsin Health & Educational Facilities Authority Rev. (Mercy Alliance), 5%, 2039	700,000	705,978
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2031	945,000	978,963

		$25,186,115
Healthcare Revenue - Long Term Care - 1.5%
New York Dormitory Authority Rev., Non-State Supported Debt (Miriam Osborn Memorial Home Association), 5%, 2042	$500,000	$506,975
Suffolk County, NY, Economic Development Corp. Rev. (Peconic Landing at Southold, Inc.), 6%, 2040	1,000,000	1,075,340
Suffolk County, NY, Industrial Development Agency, Civic Facilities Rev. (Gurwin Jewish Phase II), 6.7%, 2039	370,000	373,478
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 2030	120,000	136,136
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 2040	180,000	203,092
Ulster County, NY, Industrial Development Agency (Woodland Pond), “A”, 6%, 2037	500,000	334,790
Westchester County, NY, Local Development Corp. Rev. (Kendal on Hudson), 5%, 2034	500,000	494,940
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.25%, 2029	20,000	22,360
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.625%, 2039	130,000	144,981

		$3,292,092
Human Services - 0.8%
Nassau County, NY, Industrial Development Agency, Civic Facility Rev. (Special Needs Facility), “B-1”, 6.5%, 2017	$170,000	$169,986
New York Dormitory Authority Rev. (Jewish Board of Families & Children), AMBAC, 5%, 2023	695,000	695,292
New York Dormitory Authority Rev., Non-State Supported Debt (NYSARC, Inc.), “A”, 6%, 2032	705,000	763,480

		$1,628,758
Industrial Revenue - Airlines - 0.2%
New York, NY, City Industrial Development Agency Special Facility Rev. (American Airlines, Inc. - JFK International Airport Project), 7.625%, 2025 (d)	$350,000	$381,439
New York, NY, City Industrial Development Agency Special Facility Rev. (American Airlines, Inc. - JFK International Airport Project), 7.75%, 2031 (d)	100,000	109,299

		$490,738
Industrial Revenue - Environmental Services - 0.5%
Niagara County, NY, Industrial Development Agency, Solid Waste Disposal Rev. (Covanta Energy Project), “A”, 5.25%, 2042	$1,160,000	$1,092,221

Industrial Revenue - Other - 1.1%
Liberty, NY, Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 2035	$580,000	$618,692
New York, NY, City Industrial Development Agency Rev., Liberty Bonds (IAC/InterActiveCorp), 5%, 2035	500,000	491,225
Onondaga County, NY, Industrial Development Agency, Sewer Facilities Rev. (Bristol-Meyers Squibb Co.), 5.75%, 2024	1,000,000	1,204,660

		$2,314,577
Industrial Revenue - Paper - 0.5%
Essex County, NY, Industrial Development Agency, Pollution Control Rev. (International Paper Corp.), 6.15%, 2021	$470,000	$470,531
Essex County, NY, Industrial Development Agency, Pollution Control Rev. (International Paper Corp.), 6.45%, 2023	700,000	700,763

		$1,171,294
Miscellaneous Revenue - Entertainment & Tourism - 1.0%
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6.25%, 2040	$1,750,000	$1,963,710
Louisiana Stadium & Exposition District Rev., “A”, 5%, 2031	45,000	47,201
Louisiana Stadium & Exposition District Rev., “A”, 5%, 2036	135,000	140,054

		$2,150,965

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Miscellaneous Revenue - Other - 4.8%
Indiana Finance Authority Rev., (Ohio River Bridges East End Crossing Project), “A”, 5%, 2040	$205,000	$199,377
Indiana Finance Authority Rev., (Ohio River Bridges East End Crossing Project), “A”, 5%, 2044	315,000	289,939
New York Liberty Development Corp., Liberty Rev. (One Bryant Park LLC), 6.375%, 2049	2,500,000	2,786,675
New York Liberty Development Corp., Liberty Rev. (World Trade Center Project), 5%, 2044	3,000,000	3,032,520
New York, NY, Industrial Development Agency, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), 5%, 2028	3,000,000	2,968,800
New York, NY, Industrial Development Agency, Civic Facilities Rev. (United Jewish Appeal - Federation of Jewish Philanthropies of NY, Inc.), “A”, 5%, 2027	1,000,000	1,037,050

		$10,314,361
Multi-Family Housing Revenue - 2.5%
East Rochester, NY, Housing Authority Rev. (Woodland Village Project), 5.5%, 2033	$400,000	$376,816
New York Housing Finance Agency Rev. (Affordable Housing), “D”, 5%, 2040	1,520,000	1,547,558
New York Housing Finance Agency Rev., “A”, 5.1%, 2041	770,000	764,271
New York Housing Finance Agency Rev., “A”, 5.25%, 2041	1,000,000	1,022,160
New York, NY, City Housing Development Corp., 5.5%, 2034	15,000	15,048
New York, NY, City Housing Development Corp., “C”, 5%, 2026	500,000	504,665
New York, NY, City Housing Development Corp., Multifamily Housing Rev., 4.8%, 2035	1,000,000	1,015,390

		$5,245,908
Port Revenue - 0.8%
Port Authority of NY & NJ (170th Series), 4%, 2034	$2,000,000	$1,811,880

Sales & Excise Tax Revenue - 4.6%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 2034	$1,000,000	$1,118,940
Guam Government Business Privilege Tax Rev., “B-1”, 5%, 2037	395,000	407,968
Guam Government Business Privilege Tax Rev., “C”, 5%, 2016	180,000	202,055
Guam Government Business Privilege Tax Rev., “C”, 5%, 2017	200,000	228,112
Guam Government Business Privilege Tax Rev., “C”, 5%, 2018	190,000	218,342
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A”, 5%, 2031	1,195,000	1,326,092
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 2019 (c)	10,000	12,231
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 2028	1,060,000	1,107,753
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 6%, 2042	1,650,000	1,719,696
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A-1”, 5%, 2043	1,000,000	949,330
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 6%, 2039	930,000	971,859
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5.25%, 2041	1,165,000	1,136,551
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, AMBAC, 0%, 2054	5,025,000	385,418

		$9,784,347
Single Family Housing - State - 2.8%
New York Housing Finance Agency Rev., “E”, 3%, 2030	$1,000,000	$877,360
New York Housing Finance Agency Rev., “E”, 3.4%, 2037	1,000,000	877,380
New York Mortgage Agency Rev., 5.1%, 2024	315,000	319,375
New York Mortgage Agency Rev., “130”, 4.65%, 2027	1,680,000	1,682,671
New York Mortgage Agency Rev., “130”, 4.75%, 2030	500,000	498,215
New York Mortgage Agency Rev., “49”, 3.8%, 2038	2,000,000	1,814,220

		$6,069,221
State & Agency - Other - 0.8%
New York Dormitory Authority (City University), AMBAC, 5.75%, 2018	$800,000	$899,616
New York State Dormitory Authority Rev. (State University) , “B”, FGIC, 5.25%, 2019	715,000	784,248

		$1,683,864
State & Local Agencies - 7.8%
Delaware Valley, PA, Regional Finance Authority, “C”, FRN, 0.934%, 2037	$1,405,000	$982,264
New York City Educational Construction Fund Rev., “A”, 5.75%, 2033	1,860,000	2,109,240

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
State & Local Agencies - continued
New York Dormitory Authority Rev. (School Program), 6.25%, 2020	$1,390,000	$1,395,477
New York Dormitory Authority Rev., City University System, “A”, 5.625%, 2016	2,415,000	2,635,803
New York Dormitory Authority Rev., State University Educational Facilities, “A”, 5.875%, 2017	1,130,000	1,282,211
New York Urban Development Corp. Rev. (State Facilities), AMBAC, 5.6%, 2015	1,920,000	1,987,968
New York Urban Development Corp. Rev., “D”, 5.625%, 2028	2,000,000	2,175,320
New York Urban Development Corp. Rev., Personal Income Tax, “C”, 5%, 2018	3,000,000	3,504,690
United Nations Development Corp., “A”, 5%, 2026	500,000	536,605

		$16,609,578
Tax - Other - 8.2%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	$270,000	$283,940
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	90,000	93,800
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5.75%, 2047	3,000,000	3,221,400
New York Dormitory Authority, State Personal Income Tax Rev., “A”, 5%, 2025	2,000,000	2,272,320
New York, NY, City Transitional Finance Authority Building Aid Rev., “S-2A”, 5%, 2040	2,000,000	2,094,220
New York, NY, City Transitional Finance Authority Building Aid Rev., “S-3”, 5.25%, 2039	2,000,000	2,104,720
New York, NY, City Transitional Finance Authority Building Aid Rev., “S-5”, 5%, 2032	1,000,000	1,069,140
New York, NY, City Transitional Finance Authority Rev., “D”, 5%, 2027	3,000,000	3,337,260
Virgin Islands Public Finance Authority Rev. (Diageo), “A”, 6.625%, 2029	605,000	662,203
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 2039	1,250,000	1,291,863
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 5%, 2029	1,080,000	1,136,862

		$17,567,728
Tobacco - 3.5%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	$320,000	$288,291
Buckeye, OH, Tobacco Settlement Financing Authority, “A-3”, 6.25%, 2037	765,000	657,104
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 2047	1,370,000	1,156,677
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-2”, 5.3%, 2037	1,235,000	1,039,253
Illinois Railsplitter Tobacco Settlement Authority, 6%, 2028	355,000	394,842
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 2023	460,000	445,671
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 2041	1,535,000	1,221,906
New York County Tobacco Trust II, 5.625%, 2035	795,000	732,537
Suffolk, NY, Tobacco Asset Securitization Corp., Tobacco Settlement, “B”, 5%, 2032	750,000	764,558
Suffolk, NY, Tobacco Asset Securitization Corp., Tobacco Settlement, “B”, 5.25%, 2037	500,000	511,040
Westchester, NY, Tobacco Asset Securitization Corp., 5.125%, 2045	500,000	388,205

		$7,600,084
Toll Roads - 2.7%
Triborough Bridge & Tunnel Authority Rev., NY, “A”, 5%, 2028	$1,000,000	$1,098,610
Triborough Bridge & Tunnel Authority Rev., NY, “A-2”, 5%, 2029	2,000,000	2,202,060
Triborough Bridge & Tunnel Authority Rev., NY, Capital Appreciation, “A”, 0%, 2029	2,540,000	1,227,658
Triborough Bridge & Tunnel Authority Rev., NY, Capital Appreciation, (MTA Bridges and Tunnels), “A”, 0%, 2031	3,000,000	1,292,280

		$5,820,608
Transportation - Special Tax - 2.1%
Metropolitan Transportation Authority Rev., NY, “A”, 5%, 2035	$2,000,000	$2,058,500
Metropolitan Transportation Authority Rev., NY, “C”, 6.5%, 2028	2,000,000	2,394,920
Metropolitan Transportation Authority Rev., NY, ETM, 5.75%, 2013 (c)	65,000	65,000

		$4,518,420
Universities - Colleges - 19.4%
Albany, NY, Capital Resource Corp. Rev. (The College Saint Rose), “A”, 5.625%, 2031	$1,000,000	$1,044,120
Albany, NY, Industrial Development Agency Rev. (Albany Law School), 5%, 2031	1,000,000	1,015,170
Hempstead, NY, Industrial Development Agency Civic Rev. (Adelphi University), 5%, 2030	1,515,000	1,597,113
Hempstead, NY, Local Development Corp. Rev. (Adelphi University), “B”, 5.25%, 2039	500,000	515,065

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Colleges - continued
Hempstead, NY, Local Development Corp. Rev. (Hofstra University Project), 5%, 2028	$1,000,000	$1,072,090
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 2029	1,945,000	2,075,996
Madison County, NY, Industrial Development Agency Civic Facilities Rev. (Colgate University), “A”, AMBAC, 5%, 2035	1,585,000	1,635,054
Miami-Dade County, FL, Educational Facilities Authority Rev. (University of Miami), “B”, 5.25%, 2029	1,325,000	1,419,102
Monroe County, NY, Industrial Development Corp. Rev., “A”, 5%, 2023	500,000	574,060
Monroe County, NY, Industrial Development Corp. Rev., “A”, 5%, 2024	1,000,000	1,129,850
Nassau County, NY, Industrial Development Agency Rev. (New York Institute of Technology), “A”, 4.75%, 2026	1,000,000	1,019,960
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 6%, 2017	985,000	1,112,725
New York Dormitory Authority Rev. (New York University), “A”, FGIC, 5%, 2029	1,000,000	1,033,310
New York Dormitory Authority Rev., Non-State Supported Debt (Brooklyn Law School), 5.75%, 2033	600,000	626,844
New York Dormitory Authority Rev., Non-State Supported Debt (Brooklyn Law School), “A”, 5%, 2028	1,000,000	1,032,170
New York Dormitory Authority Rev., Non-State Supported Debt (Cornell University), “A”, 5%, 2031	2,000,000	2,188,200
New York Dormitory Authority Rev., Non-State Supported Debt (Culinary Institute of America), 5%, 2042	250,000	251,440
New York Dormitory Authority Rev., Non-State Supported Debt (Manhattan Marymount), 5.125%, 2039	2,000,000	2,056,580
New York Dormitory Authority Rev., Non-State Supported Debt (New York University), “A”, 5.25%, 2048	1,955,000	2,074,626
New York Dormitory Authority Rev., Non-State Supported Debt (Pace University), “A”, 5%, 2038	500,000	491,585
New York Dormitory Authority Rev., Non-State Supported Debt (Pace University), “A”, 4.25%, 2042	1,000,000	827,740
New York Dormitory Authority Rev., Non-State Supported Debt (Rockefeller University), “A”, 5%, 2037	1,000,000	1,096,290
New York Dormitory Authority Rev., Non-State Supported Debt (St. John’s University), “A”, 5%, 2027	1,000,000	1,093,890
New York Dormitory Authority Rev., Non-State Supported Debt (St. Josephs College), 5.25%, 2035	2,000,000	2,074,580
New York Dormitory Authority Rev., Non-State Supported Debt (Teachers College), “A”, 5%, 2031	1,750,000	1,874,285
New York Dormitory Authority Rev., Non-State Supported Debt, “A”, 5%, 2020	2,000,000	2,345,280
Niagara, NY, Area Development Corp. Rev. (Niagara University), “A”, 5%, 2035	500,000	509,980
Onondaga, NY, Civic Development Corp. Rev. (Le Moyne College Project), 5.375%, 2040	2,000,000	1,973,340
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 2032	80,000	72,984
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 2042	135,000	122,178
Seneca County, NY, Industrial Development Agency, Civic Facilities Rev. (New York Chiropractic), 5%, 2027	500,000	510,690
St. Lawrence County, NY, Industrial Development Agency Rev. (Clarkson University), 5%, 2031	2,225,000	2,281,604
Troy, NY, Capital Resource Corp. Rev. (Rensselaer Polytechnic Institute) “A”, 5.125%, 2040	1,000,000	1,040,940
Troy, NY, Industrial Development Authority, Civic Facility Rev. (Rensselaer Polytechnical Institute), “E”, 5%, 2031	1,000,000	1,058,280
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev. (Sarah Lawrence College Project), “A”, 6%, 2041	595,000	636,073

		$41,483,194
Universities - Dormitories - 1.0%
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Buffalo State College), “A”, 5.375%, 2041	$2,000,000	$2,132,060

Universities - Secondary Schools - 1.6%
Build NYC Resource Corp. Rev. (International Leadership Charter School Project), 6%, 2043 (n)	$750,000	$668,408
Build NYC Resources Corp. Rev. (Bronx Charter School for Excellence), “A”, 5.5%, 2043	1,250,000	1,278,275
Build NYC Resources Corp. Rev. (South Bronx Charter School for International Cultures and the Arts), “A”, 5%, 2043	1,000,000	868,100
La Vernia, TX, Higher Education Finance Corp. Rev. (Lifeschool of Dallas), “A”, 7.5%, 2041	535,000	599,344

		$3,414,127
Utilities - Municipal Owned - 2.7%
Guam Power Authority Rev., “A”, 5.5%, 2030	$515,000	$545,194
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 5%, 2021	1,500,000	1,720,245
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6.25%, 2033	1,000,000	1,153,720
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6%, 2033	2,000,000	2,268,180

		$5,687,339
Utilities - Other - 1.0%
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.5%, 2038	$1,085,000	$1,258,687
Texas Gas Acquisition & Supply Corp III., Gas Supply Rev., 5%, 2027	670,000	676,010

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Utilities - Other - continued
Texas Gas Acquisition & Supply Corp III., Gas Supply Rev., 5%, 2031	$115,000	$114,312
Texas Gas Acquisition & Supply Corp III., Gas Supply Rev., 5%, 2032	190,000	188,130

		$2,237,139
Water & Sewer Utility Revenue - 4.4%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 5%, 2033	$1,345,000	$1,162,847
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 5.125%, 2037	170,000	143,970
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 5.75%, 2037	1,755,000	1,610,037
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2038	1,240,000	1,199,526
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 5.25%, 2042	865,000	731,591
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	95,000	89,419
Guam Government Waterworks Authority, Water & Wastewater System Rev., 5.625%, 2040	315,000	319,082
Jackson, MI, Mississippi Development Bank Special Obligation (MI Water and Sewer System Rev. Bond Project), AGM, 6.875%, 2040	100,000	117,650
New York Environmental Facilities Corp., Clean Water & Drinking Rev., “B”, 5%, 2033	2,140,000	2,295,749
New York, NY, Municipal Water & Sewer Finance Authority Rev., 4.75%, 2030	1,245,000	1,323,659
New York, NY, Municipal Water & Sewer Finance Authority Rev., ETM, AMBAC, 6.75%, 2014 (c)	335,000	352,370

		$9,345,900
Total Municipal Bonds		$204,998,039

Money Market Funds - 3.6%
MFS Institutional Money Market Portfolio, 0.11%, at Net Asset Value (v)	7,723,244	$7,723,244
Total Investments		$212,721,283

Other Assets, Less Liabilities - 0.6%		1,352,256
Net Assets - 100.0%		$214,073,539

(c)	Refunded bond.
(d)	In default. Interest and/or scheduled principal payment(s) have been missed.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $668,408 representing 0.3% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
LOC	Letter of Credit

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
NATL	National Public Finance Guarantee Corp.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

6

Supplemental Information

6/30/13 (unaudited)

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$204,998,039	$—	$204,998,039
Mutual Funds	7,723,244	—	—	7,723,244
Total Investments	$7,723,244	$204,998,039	$—	$212,721,283

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$206,067,220
Gross unrealized appreciation	11,374,653
Gross unrealized depreciation	(4,720,590)
Net unrealized appreciation (depreciation)	$6,654,063

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

7

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	4,835,359	18,454,143	(15,566,258)	7,723,244

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,204	$7,723,244

8

QUARTERLY REPORT

June 30, 2013

MFS® NORTH CAROLINA MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS

6/30/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Municipal Bonds - 98.6%
Airport Revenue - 4.3%
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), AMBAC, 5%, 2023	$1,430,000	$1,569,668
Charlotte, NC, Airport Rev., “A”, 4.75%, 2028	1,250,000	1,315,275
Charlotte, NC, Airport Rev., “A”, NATL, 5%, 2029	2,000,000	2,055,380
Charlotte, NC, Airport Rev., “A”, NATL, 5%, 2034	4,485,000	4,598,919
Charlotte, NC, Airport Rev., “A”, 5%, 2036	3,000,000	3,178,260
Chicago, IL, O’Hare International Airport Rev., Third Lien, “A”, 5.625%, 2035	1,055,000	1,152,925
Denver, CO, City & County Airport Systems Rev., “A”, 5%, 2027	260,000	273,692
Denver, CO, City & County Airport Systems Rev., “A”, 5%, 2028	255,000	265,832
Denver, CO, City & County Airport Systems Rev., “B”, 5%, 2032	505,000	527,634
Raleigh Durham, NC, Airport Authority Rev., “A”, 5%, 2036	3,440,000	3,618,364

		$18,555,949
General Obligations - General Purpose - 6.1%
Durham County, NC, 5%, 2019	$3,615,000	$4,306,224
Guam Government, “A”, 6.75%, 2029	240,000	256,574
Guam Government, “A”, 7%, 2039	265,000	286,380
Mecklenburg County, NC, “A”, 5%, 2018	5,100,000	5,966,796
Mecklenburg County, NC, “A”, 5%, 2024	2,000,000	2,433,740
Mecklenburg County, NC, “C”, 5.25%, 2025	1,415,000	1,742,855
New Hanover County, NC, Public Improvement, “A”, 5%, 2030	2,000,000	2,195,780
North Carolina Capital Improvement Obligation, “A”, 5%, 2026	1,450,000	1,590,128
North Carolina Capital Improvement Obligation, “C”, 5%, 2025	2,710,000	3,089,590
Puerto Rico Public Buildings Authority Rev., Guaranteed, “Q”, 5.625%, 2039	1,705,000	1,604,286
Puerto Rico Public Buildings Authority Rev., Guaranteed, “S”, 6%, 2041	1,695,000	1,656,812
State of Illinois, 5.5%, 2033	365,000	376,319
State of Illinois, 5.5%, 2038	1,095,000	1,120,349

		$26,625,833
General Obligations - Schools - 4.9%
Clovis, CA, Unified School District (Election of 2004), Capital Appreciation, “A”, 0%, 2026	$3,045,000	$1,725,632
Clovis, CA, Unified School District (Election of 2004), Capital Appreciation, “A”, 0%, 2029	2,020,000	948,148
Johnston County, NC, “B”, 5%, 2018	1,425,000	1,639,391
San Diego County, CA, Southwestern Community College District (Election of 2008), “C”, 5%, 2040	2,885,000	3,003,487
Wake County, NC, “C”, 5%, 2020	3,000,000	3,583,380
Wake County, NC, “C”, 5%, 2021	3,000,000	3,610,260
Wake County, NC, “C”, 5%, 2024	5,570,000	6,743,989

		$21,254,287
Healthcare Revenue - Hospitals - 23.2%
Albemarle, NC, Hospital Authority Health Care Facilities Rev., 5.25%, 2038	$2,000,000	$1,867,480
Arizona Health Facilities Authority Rev. (Banner Health), “A”, 4%, 2043	1,575,000	1,348,137
Charlotte-Mecklenburg, NC, Hospital Authority Health Care System Rev. (Carolinas Health Care System), “A”, 5%, 2031	1,000,000	1,044,360
Charlotte-Mecklenburg, NC, Hospital Authority Health Care System Rev. (Carolinas Health Care System), “A”, 5.25%, 2034	4,000,000	4,266,360
Charlotte-Mecklenburg, NC, Hospital Authority Health Care System Rev. (Carolinas Health Care System), “A”, 5%, 2043	2,500,000	2,525,900
Charlotte-Mecklenburg, NC, Hospital Authority Health Care System Rev. (Carolinas Health Care System), “A”, 5%, 2047	1,000,000	1,003,600
Illinois Finance Authority Rev. (Little Company of Mary Hospital and Health Care Centers), 5.375%, 2040	725,000	753,826
Illinois Finance Authority Rev. (Resurrection Health), 6.125%, 2025	380,000	423,092
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 2044	1,140,000	1,265,126
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 2031	360,000	383,256
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.375%, 2041	1,385,000	1,482,670
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	1,820,000	1,872,835
Miami-Dade County, FL, Health Facilities Authority Hospital Rev. (Variety Children’s Hospital), “A”, 6%, 2030	310,000	342,451

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.625%, 2029	$245,000	$265,453
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.75%, 2039	1,450,000	1,540,219
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 2027	790,000	874,648
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6.125%, 2039	1,110,000	1,192,784
New Hampshire Business Finance Authority Rev. (Huggins Hospital), 6.875%, 2039	55,000	57,995
North Carolina Hospital Authority Mortgage Rev. (Johnston Memorial), AGM, 5.25%, 2036	2,000,000	2,065,020
North Carolina Medical Care Commission Health Care Facilities Rev. (Columbus Regional Healthcare System), “A”, 4%, 2042	3,000,000	2,295,450
North Carolina Medical Care Commission, Health Care Facilities Rev. (Appalachian Regional Healthcare System), “A”, 6.375%, 2026	2,000,000	2,256,620
North Carolina Medical Care Commission, Health Care Facilities Rev. (Appalachian Regional Healthcare System), “A”, 6.5%, 2031	1,000,000	1,128,040
North Carolina Medical Care Commission, Health Care Facilities Rev. (Cleveland County HealthCare System), 5.75%, 2021 (c)	800,000	999,624
North Carolina Medical Care Commission, Health Care Facilities Rev. (Cleveland County Healthcare System), “A”, AMBAC, 5%, 2014 (c)	1,155,000	1,210,163
North Carolina Medical Care Commission, Health Care Facilities Rev. (Cumberland County Hospital System) “A”, 5%, 2032	3,950,000	4,037,729
North Carolina Medical Care Commission, Health Care Facilities Rev. (Duke University Health System), “A”, 5%, 2035	1,620,000	1,749,389
North Carolina Medical Care Commission, Health Care Facilities Rev. (Duke University Health System), “A”, 5%, 2035	3,000,000	3,140,400
North Carolina Medical Care Commission, Health Care Facilities Rev. (Duke University Health System), “A”, 5%, 2042	3,500,000	3,710,875
North Carolina Medical Care Commission, Health Care Facilities Rev. (Duke University Health System), “A”, 5%, 2042	2,000,000	2,115,940
North Carolina Medical Care Commission, Health Care Facilities Rev. (Novant Health Obligation Group), 5%, 2039	1,945,000	1,993,956
North Carolina Medical Care Commission, Health Care Facilities Rev. (Novant Health Obligation Group), “A”, 5.25%, 2040	3,000,000	3,148,470
North Carolina Medical Care Commission, Health Care Facilities Rev. (Rex Healthcare), “A”, 5%, 2030	5,250,000	5,544,577
North Carolina Medical Care Commission, Health Care Facilities Rev. (Vidant Health), “A”, 5%, 2036	2,000,000	2,072,660
North Carolina Medical Care Commission, Health Care Facilities Rev. (Wake Forest Baptist Obligated Group), “B”, 5%, 2033	2,000,000	2,118,460
North Carolina Medical Care Commission, Health Care Facilities Rev. (WakeMed), “A”, 5%, 2031	3,000,000	3,163,290
North Carolina Medical Care Commission, Health Care Facilities Rev. (WakeMed), “A”, ASSD GTY, 5.625%, 2038	500,000	533,435
North Carolina Medical Care Commission, Health System Rev. (Mission Health System, Inc.), 5%, 2025	1,600,000	1,704,208
North Carolina Medical Care Commission, Health System Rev. (Mission Health System, Inc.), 4.75%, 2035	2,000,000	2,038,820
North Carolina Medical Care Commission, Hospital Rev. (Southeastern Regional Medical Center), 5%, 2032	1,645,000	1,726,954
North Carolina Medical Care Commission, Hospital Rev. (The North Carolina Baptist Hospitals, Inc.), 5.25%, 2029	2,215,000	2,402,921
North Carolina Medical Care Commission, Hospital Rev. (The North Carolina Baptist Hospitals, Inc.), 5%, 2034	4,000,000	4,170,600
North Carolina Medical Care Commission, Hospital Rev. (Wilson Memorial Hospital), Capital Appreciation, AMBAC, 0%, 2013	1,000,000	990,810
North Carolina Medical Care Commission, Hospital Rev. (Wilson Memorial Hospital), Capital Appreciation, AMBAC, 0%, 2015	1,140,000	1,050,339
Northern Hospital District, Surry County, NC, Health Care Facilities Rev., 6.25%, 2038	1,000,000	1,041,420
Onslow County, NC, Hospital Authority (Onslow Memorial Hospital Project), NATL, 5%, 2026	1,155,000	1,204,030
Pitt County, NC, Rev., Pitt County Memorial Hospital, ETM, 5.25%, 2021 (c)	10,135,000	10,688,472
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 8.25%, 2039	2,040,000	2,500,244
St. Petersburg, FL, Health Facilities Authority Rev., 6.5%, 2039	470,000	532,054
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 2029	270,000	303,869
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 2039	635,000	702,158
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2039	2,195,000	2,445,976
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2031	1,495,000	1,548,730

		$100,845,895
Healthcare Revenue - Long Term Care - 1.1%
North Carolina Medical Care Commission, Health Care Facilities Rev. (Lutheran Services for the Aging, Inc. Obligated Services) “A”, 5%, 2037	$1,000,000	$921,780
North Carolina Medical Care Commission, Retirement Facilities Rev. (Galloway Ridge Project), “A”, 5.875%, 2031	480,000	487,622
North Carolina Medical Care Commission, Retirement Facilities Rev. (Galloway Ridge Project), “A”, 6%, 2039	1,520,000	1,541,994
North Carolina Medical Care Commission, Retirement Facilities Rev. (The United Methodist Retirement Homes), “A”, 5%, 2033	1,590,000	1,521,566
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.25%, 2029	35,000	39,131
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.625%, 2039	220,000	245,353

		$4,757,446
Industrial Revenue - Paper - 0.2%
Columbus County, NC, Industrial Facilities & Pollution Control, Financing Authority Rev. (International Paper Co.), 5.7%, 2034	$1,000,000	$1,065,570

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Miscellaneous Revenue - Other - 0.5%
Durham County, NC, Industrial Facilities & Pollution Control Financing Authority Rev. (Research Triangle Institute), 5%, 2025	$1,000,000	$1,205,250
Indiana Finance Authority Rev., (Ohio River Bridges East End Crossing Project), “A”, 5%, 2040	420,000	408,479
Indiana Finance Authority Rev., (Ohio River Bridges East End Crossing Project), “A”, 5%, 2044	640,000	589,082
Summit County, OH, Port Authority Building Rev. (Flats East Development Recovery Zone Facility Bonds), 6.875%, 2040	100,000	106,559

		$2,309,370
Multi-Family Housing Revenue - 1.2%
Charlotte, NC, Housing Authority Rev., GNMA, 4.8%, 2048	$2,000,000	$1,993,140
Elizabeth City, NC, Multi-Family Housing Rev. (Walker Landing), “A”, GNMA, 5.125%, 2049	1,500,000	1,347,945
Mecklenburg County, NC (Little Rock Apartments), FNMA, 5.15%, 2022	895,000	892,619
North Carolina Medical Care Commission, Health Care Facilities Rev., “A” (ARC Projects), 5.8%, 2034	1,000,000	1,033,190

		$5,266,894
Port Revenue - 0.2%
North Carolina Ports Authority Facilities Rev., “A”, 5.25%, 2040	$1,000,000	$1,065,090

Sales & Excise Tax Revenue - 4.4%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6.5%, 2030	$1,675,000	$1,954,055
Guam Government Business Privilege Tax Rev., “A”, 5.25%, 2036	1,140,000	1,199,804
Guam Government Business Privilege Tax Rev., “B-1”, 5%, 2037	805,000	831,428
Massachusetts School Building Authority, Dedicated Sales Tax Rev., “B”, 5%, 2035	1,000,000	1,074,970
Puerto Rico Infrastructure Financing Authority, Special Tax Rev., “C”, FGIC, 5.5%, 2022	1,740,000	1,732,675
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 2019 (c)	15,000	18,346
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 2028	1,725,000	1,802,711
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.375%, 2039	2,040,000	2,038,490
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 6%, 2042	1,745,000	1,818,709
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A-1”, 5.25%, 2043	1,285,000	1,239,781
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5.25%, 2041	2,415,000	2,356,026
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, 0%, 2034	4,540,000	1,279,417
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Convertible Capital Appreciation, “A”, 0% to 2016, 6.75% to 2032	1,970,000	1,951,344

		$19,297,756
Single Family Housing - State - 2.1%
North Carolina Housing Finance Agency Rev., “15-A”, AGM, 4.95%, 2032	$220,000	$220,018
North Carolina Housing Finance Agency Rev., “19-A”, 5.1%, 2030	1,950,000	1,953,276
North Carolina Housing Finance Agency Rev., “23-A”, 4.8%, 2037	1,665,000	1,623,758
North Carolina Housing Finance Agency Rev., “24-A”, 4.75%, 2026	1,635,000	1,641,867
North Carolina Housing Finance Agency Rev., “25-A”, 5.75%, 2037	335,000	336,283
North Carolina Housing Finance Agency Rev., “29-A”, 4.85%, 2038	1,590,000	1,558,407
North Carolina Housing Finance Agency Rev., “31-A”, 5.25%, 2038	1,775,000	1,834,959
North Carolina Housing Finance Agency Rev., “A”, 5.375%, 2023	95,000	95,058

		$9,263,626
State & Agency - Other - 2.2%
Charlotte, NC, COP (Equipment Acquisitions and Public Facilities), “A”, 5%, 2029	$1,075,000	$1,188,929
Charlotte, NC, COP (Transit Projects), 5%, 2033	3,000,000	3,233,640
Charlotte, NC, COP (Transit Projects), “E”, 5%, 2035	1,990,000	2,007,592
Charlotte, NC, COP, “E”, 5%, 2026	760,000	824,174
Charlotte, NC, COP, “E”, 5%, 2034	2,000,000	2,098,920

		$9,353,255
State & Local Agencies - 9.3%
Asheville, NC, Limited Obligation, 5%, 2028	$400,000	$440,092
Asheville, NC, Limited Obligation, 5%, 2030	300,000	325,857
Asheville, NC, Limited Obligation, 5%, 2032	250,000	269,235

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
State & Local Agencies - continued
Charlotte, NC, COP (NASCAR Hall of Fame), “C”, 5%, 2039	$5,130,000	$5,339,920
Delaware Valley, PA, Regional Finance Authority, “C”, FRN, 0.93%, 2037	2,260,000	1,580,011
Duplin, NC, Limited Obligation (County Water Districts), 5%, 2037	3,595,000	3,776,799
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, ASSD GTY, 5%, 2045	1,355,000	1,396,016
Harnett County, NC, 5%, 2014 (c)	655,000	683,663
Harnett County, NC, 5%, 2028	45,000	46,262
Harnett County, NC, COP, ASSD GTY, 5%, 2029	400,000	425,840
Iredell County, NC, Public Facilities (School Projects), AGM, 5.125%, 2027	3,230,000	3,527,289
Mecklenburg County, NC, COP, “A”, 5%, 2028	350,000	381,196
Mooresville, NC, COP, 5%, 2032	3,120,000	3,232,289
Nash County, NC, Limited Obligation, ASSD GTY, 5%, 2030	2,000,000	2,189,060
Orange County, NC, Public Facilities Co., Limited Obligation, 5%, 2024	750,000	856,455
Pitt County, NC, Limited Obligation, “A”, 5%, 2035	2,000,000	2,145,180
Salisbury, NC, COP, ASSD GTY, 5.625%, 2026	1,000,000	1,102,290
Wake County, NC, 5%, 2033	6,000,000	6,703,320
Wake County, NC, Annual Appropriation Ltd., Obligation Bonds, “2009”, 5%, 2032	3,000,000	3,312,450
Wilmington, NC, COP, “A”, 5%, 2038	2,650,000	2,677,454

		$40,410,678
Tax - Other - 1.1%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	$420,000	$441,685
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	145,000	151,122
Virgin Islands Public Finance Authority Rev. (Diageo), “A”, 6.625%, 2029	1,005,000	1,100,023
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 2029	305,000	319,969
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 2039	350,000	361,721
Virgin Islands Public Finance Authority Rev., “B”, 5%, 2025	305,000	326,384
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 5%, 2029	2,090,000	2,200,038

		$4,900,942
Tobacco - 2.2%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	$515,000	$463,969
Buckeye, OH, Tobacco Settlement Financing Authority, “A-3”, 6.25%, 2037	1,295,000	1,112,353
Illinois Railsplitter Tobacco Settlement Authority, 5.5%, 2023	2,020,000	2,285,085
Illinois Railsplitter Tobacco Settlement Authority, 6%, 2028	1,975,000	2,196,654
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 2023	940,000	910,719
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 2041	3,085,000	2,455,753

		$9,424,533
Toll Roads - 0.5%
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.25%, 2032	$430,000	$412,800
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 2037	725,000	735,556
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 2042	1,160,000	1,100,944

		$2,249,300
Transportation - Special Tax - 3.3%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.5%, 2028	$1,715,000	$1,778,987
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ETM, AGM, 6%, 2018 (c)	5,810,000	6,884,095
North Carolina Turnpike Authority, Monroe Connector System State Appropriation Rev., 5%, 2028	2,300,000	2,554,012
North Carolina Turnpike Authority, Monroe Connector System State Appropriation Rev., 5%, 2036	3,000,000	3,224,790

		$14,441,884
Universities - Colleges - 13.5%
Appalachian State University, NC, Rev., NATL, 5%, 2015 (c)	$370,000	$403,245
Appalachian State University, NC, Rev., 4%, 2019	1,080,000	1,204,168
Appalachian State University, NC, Rev., 4%, 2026	1,445,000	1,504,982

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Colleges - continued
Appalachian State University, NC, Rev., NATL, 5%, 2030	$630,000	$650,387
Florida Higher Educational Facilities, Financial Authority Rev. (University of Tampa Project), “A”, 5%, 2032	60,000	56,313
Florida State University Board of Governors, System Improvement Rev., 6.25%, 2030	1,000,000	1,162,370
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 2029	2,000,000	2,134,700
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 6%, 2017	1,545,000	1,745,340
North Carolina Agricultural & Technical University Rev. (University of North Carolina), 5%, 2037	1,000,000	1,053,770
North Carolina Capital Facilities Finance Agency Rev. (Methodist University), 5%, 2034	1,000,000	1,003,420
North Carolina Capital Facilities Finance Agency, Educational Facilities Rev. (High Point University), 5%, 2032	500,000	509,695
North Carolina Capital Facilities Finance Agency, Educational Facilities Rev. (High Point University), 5.25%, 2033	1,000,000	1,030,440
North Carolina Capital Facilities Finance Agency, Educational Facilities Rev. (Wake Forest University), 5%, 2028	980,000	1,069,268
North Carolina Capital Facilities Finance Agency, Educational Facilities Rev. (Wake Forest University), 5%, 2029	865,000	939,252
North Carolina Capital Facilities Finance Agency, Educational Facilities Rev. (Wake Forest University), 5%, 2031	2,000,000	2,159,140
North Carolina Capital Facilities Finance Agency, Educational Facilities Rev. (Wake Forest University), 5%, 2038	1,000,000	1,066,150
North Carolina Capital Facilities, Finance Agency Rev. (Davidson College), 5%, 2040	1,565,000	1,731,626
North Carolina Capital Facilities, Finance Agency Rev. (Duke University), “A”, 5%, 2038	2,500,000	2,757,750
North Carolina Capital Facilities, Finance Agency Rev. (Johnson & Wales University), “A”, SYNCORA, 5.25%, 2022	1,870,000	1,871,309
North Carolina Capital Facilities, Finance Agency Rev. (Meredith College), 6%, 2031	3,240,000	3,482,870
North Carolina State University at Raleigh Rev., “A”, 5%, 2037	2,000,000	2,180,680
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 6%, 2041	450,000	480,685
Puerto Rico Industrial Tourist Authority (University Plaza), “A”, NATL, 5%, 2020	2,180,000	2,187,368
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 2032	170,000	155,091
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 2042	275,000	248,881
Puerto Rico Industrial, Tourist, Medical, & Environmental Central Facilities (University of Sacred Heart), 4.375%, 2031	115,000	102,649
Puerto Rico Industrial, Tourist, Medical, & Environmental Central Facilities (University of Sacred Heart), 5%, 2042	55,000	48,975
University of North Carolina System (East Carolina University) “C”, AMBAC, 5%, 2014 (c)	960,000	993,744
University of North Carolina System (East Carolina University) “C”, AMBAC, 5%, 2014 (c)	445,000	460,811
University of North Carolina, Chapel Hill, 5%, 2028	2,000,000	2,039,680
University of North Carolina, Chapel Hill, 5%, 2031	3,250,000	3,603,047
University of North Carolina, Chapel Hill, “A”, ASSD GTY, 5%, 2034	200,000	213,654
University of North Carolina, Charlotte, “A”, 5%, 2037	2,000,000	2,181,700
University of North Carolina, Greensboro, 5%, 2026	3,000,000	3,352,410
University of North Carolina, Systems Pool Rev. (General Trust Indenture), “C”, 5.5%, 2034	1,890,000	2,024,662
University of North Carolina, Systems Pool Rev., “B”, NATL, 5%, 2033	1,180,000	1,227,165
University of North Carolina, Systems Pool Rev., “B”, 5.125%, 2034	2,000,000	2,174,920
University of North Carolina, Systems Pool Rev., “B-1”, 5.25%, 2024	1,615,000	1,881,378
University of North Carolina, Systems Pool Rev., “B-1”, 5.25%, 2025	1,705,000	1,972,514
University of North Carolina, Systems Pool Rev., “C”, AMBAC, 5%, 2014 (c)	595,000	616,140
University of North Carolina, Wilmington, COP (Student Housing Project), FGIC, 5%, 2028	1,825,000	1,893,930
Winston-Salem State University, NC, General Rev., 5%, 2033	1,000,000	1,006,260

		$58,582,539
Universities - Dormitories - 0.4%
Oregon Facilities Authority, Student Housing Rev. (Southern Oregon University), ASSD GTY, 5%, 2044	$160,000	$162,899
Western Carolina University Rev., 5%, 2033	1,400,000	1,464,540

		$1,627,439
Utilities - Cogeneration - 0.3%
California Pollution Control Financing Authority, Water Furnishing Rev. (Poseidon Resources Desalination Project), 5%, 2045	$1,250,000	$1,099,638

Utilities - Municipal Owned - 6.2%
Guam Power Authority Rev., “A”, ASSD GTY, 5%, 2020	$1,000,000	$1,130,010
Guam Power Authority Rev., “A”, AGM, 5%, 2021	1,000,000	1,134,140
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6%, 2033	520,000	589,727

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Utilities - Municipal Owned - continued
North Carolina Eastern Municipal Power Agency, AMBAC, 6%, 2018	$14,245,000	$16,629,186
North Carolina Municipal Power Agency, Catawba Electric Rev., “A”, 5%, 2030	2,500,000	2,634,825
Raleigh, NC, “A”, 5%, 2020	4,000,000	4,770,320

		$26,888,208
Utilities - Other - 2.0%
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 2039	$1,695,000	$2,000,710
Nebraska Central Plains Energy Project, Gas Project Rev., “3”, 5%, 2032	2,455,000	2,463,789
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2019	1,055,000	1,154,634
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2026	1,290,000	1,333,331
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2021	805,000	864,771
Texas Gas Acquisition & Supply Corp III., Gas Supply Rev., 5%, 2031	255,000	253,475
Texas Gas Acquisition & Supply Corp III., Gas Supply Rev., 5%, 2032	405,000	401,015

		$8,471,725
Water & Sewer Utility Revenue - 9.4%
Asheville, NC, Water & Sewer Systems Rev., NATL, 5%, 2032	$1,000,000	$1,056,900
Cape Fear Public Utility Authority, Water & Sewer System Rev., 5%, 2035	3,000,000	3,103,080
Cape Fear Public Utility Authority, Water & Sewer System Rev., 5%, 2036	4,410,000	4,875,123
Cary, NC, Combined Enterprise Systems Rev., 4%, 2037	5,500,000	5,542,845
Charlotte, NC, Storm Water Fee Rev., 5%, 2034	3,675,000	3,779,370
Charlotte, NC, Water & Sewer Systems Rev., 5%, 2021	1,800,000	2,174,292
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 5.25%, 2024	1,000,000	943,330
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 5.125%, 2037	350,000	296,408
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 5.75%, 2037	3,615,000	3,316,401
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	1,090,000	1,025,962
Durham County, NC, Enterprise Systems Rev., 5%, 2029	1,590,000	1,801,661
Fayetteville, NC, Public Works Commission Rev., “B”, 5%, 2035	1,750,000	1,870,680
Greenville, NC, Utilities Commission, Combined Enterprise System Rev., “A”, AGM, 5%, 2033	2,400,000	2,561,448
High Point, NC, Combined Enterprise System Rev., AGM, 5%, 2033	2,000,000	2,236,240
Oak Island, NC, Enterprise System Rev., ASSD GTY, 5.625%, 2030	500,000	564,705
Oak Island, NC, Enterprise System Rev., ASSD GTY, 6%, 2034	1,000,000	1,109,870
Oak Island, NC, Enterprise System Rev., ASSD GTY, 5.75%, 2036	800,000	896,592
Winston-Salem, NC, Water & Sewer Systems Rev., 5%, 2033	1,600,000	1,691,392
Winston-Salem, NC, Water & Sewer Systems Rev., 5%, 2034	2,000,000	2,186,800

		$41,033,099
Total Municipal Bonds		$428,790,956

Money Market Funds - 2.2%
MFS Institutional Money Market Portfolio, 0.11%, at Net Asset Value (v)	9,764,785	$9,764,785
Total Investments		$438,555,741

Other Assets, Less Liabilities - (0.8)%		(3,619,198)
Net Assets - 100.0%		$434,936,543

(c)	Refunded bond.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

6

Portfolio of Investments (unaudited) – continued

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
FGIC	Financial Guaranty Insurance Co.
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
SYNCORA	Syncora Guarantee Inc.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

7

Supplemental Information

6/30/13 (unaudited)

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$—	$428,790,956	$—	$428,790,956
Mutual Funds	9,764,785	—	—	9,764,785
Total Investments	$9,764,785	$428,790,956	$—	$438,555,741

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$424,706,574
Gross unrealized appreciation	20,433,874
Gross unrealized depreciation	(6,584,707)
Net unrealized appreciation (depreciation)	$13,849,167

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

8

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,618,244	32,233,452	(25,086,911)	9,764,785

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,855	$9,764,785

9

QUARTERLY REPORT

June 30, 2013

MFS® PENNSYLVANIA

MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS

6/30/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Municipal Bonds - 97.4%
Airport Revenue - 2.6%
Allegheny County, PA, Airport Rev. (Pittsburgh International Airport), NATL, 5.75%, 2014	$1,000,000	$1,024,630
Chicago, IL, O’Hare International Airport Rev., Third Lien, “A”, 5.625%, 2035	335,000	366,081
Philadelphia, PA, Airport Rev., “A”, AGM, 5%, 2040	2,000,000	2,094,300
Sacramento County, CA, Airport Systems Rev., 5%, 2040	470,000	490,845

		$3,975,856
General Obligations - General Purpose - 6.1%
Allegheny County, PA, “C-70”, 5%, 2037	$1,000,000	$1,026,390
Commonwealth of Pennsylvania, 5%, 2015	1,515,000	1,634,185
Commonwealth of Pennsylvania, 5%, 2019	1,000,000	1,174,990
Commonwealth of Pennsylvania, 5%, 2021	500,000	595,075
Commonwealth of Pennsylvania, 5%, 2022	500,000	590,415
Commonwealth of Puerto Rico, “A”, 5.375%, 2033	250,000	232,015
Commonwealth of Puerto Rico, “A”, 6%, 2038	425,000	416,381
Commonwealth of Puerto Rico, “A”, ETM, FGIC, 5.5%, 2015 (c)	1,860,000	2,041,592
Commonwealth of Puerto Rico, Public Improvement, “A”, 5%, 2029	425,000	385,747
Guam Government, “A”, 6.75%, 2029	75,000	80,180
Guam Government, “A”, 7%, 2039	90,000	97,261
Luzerne County, PA, AGM, 6.75%, 2023	500,000	562,775
State of Illinois, 5.5%, 2033	125,000	128,876
State of Illinois, 5.5%, 2038	380,000	388,797

		$9,354,679
General Obligations - Schools - 11.0%
Allegheny Valley, PA, School District, “A”, NATL, 5%, 2028	$1,000,000	$1,020,160
Carlisle, PA, School District, 5%, 2026	1,000,000	1,118,330
Clovis, CA, Unified School District (Election of 2004), Capital Appreciation, “A”, 0%, 2027	1,515,000	807,495
Conneaut, PA, School District, Capital Appreciation, “B”, AGM, 0%, 2031	1,150,000	516,074
Conneaut, PA, School District, Capital Appreciation, “B”, AGM, 0%, 2033	760,000	300,322
Daniel Boone, PA, School District, 5%, 2032	500,000	526,455
Deer Lakes, PA, School District, ASSD GTY, 5.375%, 2034	1,275,000	1,362,746
Gateway, PA, Allegheny School District, FGIC, 5.2%, 2023	1,000,000	1,014,120
Governor Mifflin, PA, School District, “A”, 4%, 2024	1,890,000	2,009,127
Lower Merion, PA, School District, 3%, 2015	2,310,000	2,410,993
Penn Delco, PA, School District, 4%, 2038	1,000,000	902,000
Reading, PA, School District, “A”, 5%, 2018	1,000,000	1,105,020
Reading, PA, School District, “A”, 5%, 2020	665,000	730,296
Scranton, PA, School District, “A”, AGM, 5%, 2027	1,340,000	1,403,529
State Public School Building Authority, PA School (Colonial Intermediate Unit 20), FGIC, 5%, 2030	500,000	516,805
Whitehall-Coplay, PA, School District, “A”, AGM, 5.375%, 2034	1,000,000	1,070,140

		$16,813,612
Healthcare Revenue - Hospitals - 19.2%
Allegheny County, PA, Hospital Development Authority Rev. (University of Pittsburgh Medical Center), “A”, 5.375%, 2029	$1,000,000	$1,088,610
Allegheny County, PA, Hospital Development Authority Rev. (UPMC Health Systems), 5%, 2018	500,000	580,650
Berks County, PA, Municipal Authority Rev. (Reading Hospital & Medical Center), “A”, 5%, 2040	1,500,000	1,510,545
Blair County, PA, Hospital Authority Rev. (Altoona Regional Health System), 6%, 2039	750,000	790,118
Butler County, PA, Hospital Development Authority Rev. (Butler Health System, Inc.), 7.25%, 2039	500,000	585,850
Centre County, PA, Hospital Authority Rev. (Mount Nittany Medical Center), ASSD GTY, 5.875%, 2029	500,000	538,420
Centre County, PA, Hospital Authority Rev. (Mount Nittany Medical Center), 6.25%, 2041	500,000	540,140
Chester County, PA, Health & Educational Facilities Authority Rev. (Chester County Junior High School), “A”, 5%, 2040	1,000,000	1,039,380
Dauphin County, PA, General Authority Health System Rev. (Pinnacle Health System), “A”, 5.75%, 2020	750,000	851,805

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
DeKalb County, GA, Hospital Authority Rev. (DeKalb Medical Center, Inc.), 6.125%, 2040	$305,000	$321,662
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 2036	705,000	770,995
Geisinger Authority, PA, Health System Rev., “A”, 5.125%, 2034	1,000,000	1,067,340
Illinois Finance Authority Rev. (Provena Health), “A”, 6%, 2028	500,000	549,485
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 2031	165,000	175,659
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.375%, 2041	445,000	476,381
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 5.75%, 2025	335,000	367,961
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 2040	390,000	429,355
Lancaster County, PA, Hospital Authority Health System Rev. (Lancaster General Hospital), 5%, 2042	1,500,000	1,566,450
Lancaster County, PA, Hospital Authority Rev., 5.5%, 2013 (c)	500,000	505,235
Lebanon County, PA, Health Facilities Authority Rev. (Good Samaritan Hospital), 5%, 2018	200,000	195,938
Lebanon County, PA, Health Facilities Authority Rev. (Good Samaritan Hospital), 6%, 2035	450,000	405,077
Lehigh County, PA, General Purpose Authority (Good Shepherd Group), 4%, 2036	1,000,000	846,450
Lehigh County, PA, General Purpose Authority (Good Shepherd Group), “A”, 5.625%, 2034	350,000	374,969
Lehigh County, PA, General Purpose Authority (Lehigh Valley Hospital), NATL, 7%, 2016	125,000	130,683
Lehigh County, PA, General Purpose Authority (St. Luke’s Bethlehem Hospital), 5.375%, 2013 (c)	600,000	603,612
Lehigh County, PA, General Purpose Authority Hospital Rev. (Lehigh Valley Hospital), “B”, 4%, 2033	1,000,000	922,300
Lycoming County, PA, Health Authority Rev. (Susquehanna Health System), “A”, 5.75%, 2039	750,000	791,925
Miami-Dade County, FL, Health Facilities Authority Hospital Rev. (Variety Children’s Hospital), “A”, 6%, 2030	105,000	115,991
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.625%, 2029	75,000	81,261
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), 5%, 2027	250,000	253,838
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), 5.125%, 2037	250,000	252,265
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), 6%, 2014 (c)	750,000	771,030
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), “A”, 5%, 2041	750,000	746,663
Montgomery County, PA, Higher Education & Health Authority Rev. (Abington Memorial Hospital Obligated Group), 5%, 2031	1,000,000	1,041,550
New Hampshire Business Finance Authority Rev. (Huggins Hospital), 6.875%, 2039	20,000	21,089
Northampton County, PA, General Purpose Authority Hospital Rev. (St. Luke’s Hospital), “A”, 5.5%, 2040	500,000	512,040
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Rev. (Temple University Health System), 5.5%, 2026	500,000	517,170
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Rev. (Temple University Health System), “A”, 5.625%, 2042	300,000	288,606
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Rev. (The Children’s Hospital of Philadelphia), “C”, 5%, 2025	1,000,000	1,120,090
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Rev. (The Children’s Hospital of Philadelphia), “D”, 5%, 2032	1,000,000	1,076,350
South Central, PA, General Authority Rev. (Wellspan Health Properties, Inc.), “A”, 6%, 2025	750,000	853,845
St. Mary Hospital Authority, PA, Health System Rev. (Catholic Health East), “A”, 5%, 2033	500,000	511,410
St. Petersburg, FL, Health Facilities Authority Rev., 6.5%, 2039	155,000	175,465
West Shore, PA, Hospital Authority Rev. (Holy Spirit Hospital), “B”, 5.625%, 2032	500,000	532,445
Westmoreland County, PA, Industrial Development Authority Rev. (Excela Health Project), 5.125%, 2030	1,000,000	1,051,850
Wisconsin Health & Educational Facilities Authority Rev. (Mercy Alliance), 5%, 2039	705,000	711,021
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2031	485,000	502,431

		$29,163,405
Healthcare Revenue - Long Term Care - 2.0%
Bucks County, PA, Industrial Development Authority Retirement Community Rev. (Ann’s Choice, Inc.), “A”, 6.125%, 2025	$250,000	$252,875
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 2037	300,000	281,652
Chartiers Valley, PA, Industrial & Commercial Development Authority (Asbury Health Center Project), 5.75%, 2022	250,000	251,443
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 6%, 2040	500,000	519,020
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 5.25%, 2041	500,000	465,670
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 6.375%, 2039	500,000	533,910
Montgomery County, PA, Industrial Development Authority Retirement Community Rev. (Lanier Village Estates, Inc.), “A-1”, 6.25%, 2029	250,000	276,593
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care), 6.25%, 2035	250,000	250,393
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 2030	65,000	73,741
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 2040	105,000	118,470
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.25%, 2029	10,000	11,180
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.625%, 2039	70,000	78,067

		$3,113,014

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Human Services - 0.1%
Montgomery County, PA, Industrial Development Authority (Wordsworth Academy), 8%, 2024	$150,000	$150,035

Industrial Revenue - Other - 0.7%
Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Rev. (Procter & Gamble), 5.375%, 2031	$1,000,000	$1,120,100

Miscellaneous Revenue - Entertainment & Tourism - 0.1%
Louisiana Stadium & Exposition District Rev., “A”, 5%, 2031	$30,000	$31,468
Louisiana Stadium & Exposition District Rev., “A”, 5%, 2036	95,000	98,557

		$130,025
Miscellaneous Revenue - Other - 0.2%
Indiana Finance Authority Rev., (Ohio River Bridges East End Crossing Project), “A”, 5%, 2040	$145,000	$141,023
Indiana Finance Authority Rev., (Ohio River Bridges East End Crossing Project), “A”, 5%, 2044	225,000	207,099

		$348,122
Sales & Excise Tax Revenue - 3.4%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6.5%, 2030	$580,000	$676,628
Guam Government Business Privilege Tax Rev., “B-1”, 5%, 2037	250,000	258,208
Guam Government Business Privilege Tax Rev., “C”, 5%, 2016	120,000	134,704
Guam Government Business Privilege Tax Rev., “C”, 5%, 2017	135,000	153,976
Guam Government Business Privilege Tax Rev., “C”, 5%, 2018	130,000	149,392
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 6%, 2042	875,000	911,960
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A-1”, 5%, 2043	710,000	674,024
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A-1”, 5.25%, 2043	440,000	424,516
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 6%, 2039	570,000	595,656
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5.25%, 2041	825,000	804,854
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, 0%, 2033	735,000	221,250
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, AMBAC, 0%, 2054	3,140,000	240,838

		$5,246,006
Single Family Housing Revenue - Local - 0.4%
Allegheny County, PA, Residential Financing Authority, Single Family Mortgage Rev., “VV”, GNMA, 4.95%, 2037	$595,000	$596,993

Single Family Housing - State - 3.8%
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., 4.75%, 2028	$1,000,000	$1,049,700
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “105-C”, 4.875%, 2034	310,000	310,285
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “115-A”, 4.2%, 2033	1,000,000	965,510
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “91-A”, 4.875%, 2026	350,000	351,806
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “92-A”, 4.75%, 2031	960,000	974,880
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “93-A”, 5.75%, 2037	80,000	81,530
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “95-A”, 4.875%, 2031	1,000,000	985,080
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “97-A”, 4.5%, 2022	1,000,000	1,030,990

		$5,749,781
Solid Waste Revenue - 0.5%
Delaware County, PA, Industrial Development Authority, Resource Recovery Facilities Rev. (American Ref-Fuel Co.), “A”, 6.2%, 2019	$300,000	$300,111
Pennsylvania Economic Development Financing Authority, Sewer Sludge Disposal Rev. (Philadelphia Biosolids Facility), 6.25%, 2032	500,000	531,450

		$831,561
State & Agency - Other - 0.5%
New York State Dormitory Authority Rev. (State University) , “B”, FGIC, 5.25%, 2019	$675,000	$740,374

State & Local Agencies - 3.3%
Commonwealth of Pennsylvania, State Public School Building Authority Lease Rev. (School District of Philadelphia Project), 5%, 2032	$1,000,000	$1,006,970
Delaware Valley, PA, Regional Finance Authority, AMBAC, 5.5%, 2018	715,000	804,690

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
State & Local Agencies - continued
Delaware Valley, PA, Regional Finance Authority, “C”, FRN, 0.934%, 2037	$730,000	$510,358
Delaware Valley, PA, Regional Finance Authority, RITES, FRN, AMBAC, 10.684%, 2018 (p)	50,000	62,544
Pennsylvania Industrial Development Authority, Economic Development Authority Rev., 5.5%, 2018 (c)	60,000	71,603
Pennsylvania Industrial Development Authority, Economic Development Authority Rev., 5.5%, 2023	440,000	493,922
Philadelphia Authority for Industrial Development Rev. ( Philadelphia Performing Arts Charter School Project), 6.75%, 2043	400,000	394,416
Philadelphia, PA, Municipal Authority Rev., 6.5%, 2034	500,000	554,375
State Public School Building Authority, PA, Jefferson County (Dubois Technical School), FGIC, 5%, 2026	1,000,000	1,051,200

		$4,950,078
Tax - Other - 0.8%
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev., “A”, 5%, 2035	$750,000	$762,263
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	140,000	147,228
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	45,000	46,900
Virgin Islands Public Finance Authority Rev. (Diageo Project), “A”, 6.75%, 2037	125,000	137,088
Virgin Islands Public Finance Authority Rev., “A”, 5.25%, 2024	135,000	139,853

		$1,233,332
Tax Assessment - 0.1%
Washington County, PA, Redevelopment Authority (Victory Centre Project), “A”, 5.45%, 2035	$230,000	$228,252

Tobacco - 2.1%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	$160,000	$144,146
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 2047	755,000	637,439
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-2”, 5.3%, 2037	665,000	559,598
Illinois Railsplitter Tobacco Settlement Authority, 6%, 2028	755,000	839,734
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 2023	310,000	300,344
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 2041	705,000	561,201
Virgin Islands Tobacco Settlement Financing Corp., 5%, 2021	85,000	84,341

		$3,126,803
Toll Roads - 0.7%
Pennsylvania Turnpike Commission, “A-1”, ASSD GTY, 5%, 2033	$1,000,000	$1,040,530

Transportation - Special Tax - 2.4%
Commonwealth of Virginia, Transportation Board Rev., Capital Projects, 5%, 2020	$655,000	$775,402
Pennsylvania Turnpike Commission, NATL, 5%, 2024	1,775,000	1,797,099
Pennsylvania Turnpike Commission (Motor License Fund), “B”, 5%, 2030	1,000,000	1,053,980

		$3,626,481
Universities - Colleges - 19.8%
Adams County, PA, Industrial Development Authority Rev. (Gettysburg College), “A”, 5.875%, 2021	$250,000	$251,665
Allegheny County, PA, Higher Education Building Authority Rev. (Duquesne University), 5%, 2033	1,250,000	1,300,988
Allegheny County, PA, Higher Education Building Authority Rev. (Duquesne University), “A”, SYNCORA, 5%, 2024	1,000,000	1,058,910
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University), “A”, 6%, 2038	250,000	264,310
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University), “A”, 5.75%, 2040	500,000	528,865
Crawford County, PA, Industrial Development Authority, College Rev., “A”, 6%, 2031	250,000	267,828
Cumberland County, PA, Municipal Authority College Rev. (Dickinson College), 5%, 2026	1,000,000	1,067,420
Cumberland County, PA, Municipal Authority College Rev. (Dickinson College), “HH1”, 5%, 2039	300,000	308,496
Delaware County, PA, Authority College Rev. (Neumann University), 5.25%, 2031	565,000	575,515
Delaware County, PA, Authority College Rev. (Neumann University), 6.125%, 2034	750,000	781,763
Delaware County, PA, Authority University Rev. (Villanova University), 5.25%, 2031	350,000	374,717
Erie, PA, Higher Education Building Authority Rev. (Gannon University), “A”, 5.5%, 2043	1,000,000	1,018,130
Erie, PA, Higher Education Building Authority Rev. (Mercyhurst College), 5.5%, 2038	500,000	510,365
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 2029	1,050,000	1,120,718
Lancaster, PA, Higher Education Authority College Rev. (Franklin & Marshall College), 5%, 2037	500,000	520,880

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Colleges - continued
Lycoming County, PA, College Rev. (Pennsylvania College of Technology), 5%, 2032	$1,000,000	$1,014,190
Massachusetts State College, Building Authority Project Rev., “A”, 5%, 2036	420,000	448,379
Montgomery County, PA, Higher Education & Health Authority Rev. (Acadia University), 5.25%, 2030	1,100,000	1,127,511
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 6%, 2017	505,000	570,483
Northampton County, PA, General Purpose Authority Rev. (Lafayette College), 5%, 2034	250,000	262,855
Northampton County, PA, General Purpose Authority Rev. (Lehigh University), 5.5%, 2033	500,000	541,020
Pennsylvania Higher Educational Facilities Authority Rev. (Allegheny College), 4.75%, 2031	500,000	511,385
Pennsylvania Higher Educational Facilities Authority Rev. (Drexel University), NATL, 5%, 2037	630,000	648,963
Pennsylvania Higher Educational Facilities Authority Rev. (La Salle University), 5%, 2037	500,000	487,725
Pennsylvania Higher Educational Facilities Authority Rev. (La Salle University), “A”, 5.25%, 2027	500,000	512,195
Pennsylvania Higher Educational Facilities Authority Rev. (La Salle University), “A”, 5%, 2037	500,000	487,725
Pennsylvania Higher Educational Facilities Authority Rev. (Philadelphia University), 5.5%, 2020	500,000	529,140
Pennsylvania Higher Educational Facilities Authority Rev. (Saint Francis University Project), “JJ2”, 6.25%, 2041	500,000	526,445
Pennsylvania Higher Educational Facilities Authority Rev. (Saint Joseph’s University), “A”, 5%, 2040	1,500,000	1,536,870
Pennsylvania Higher Educational Facilities Authority Rev. (Temple University), 5%, 2035	2,000,000	2,114,460
Pennsylvania Higher Educational Facilities Authority Rev. (University of Pennsylvania Health System), “A”, 5%, 2024	1,945,000	2,185,499
Pennsylvania Higher Educational Facilities Authority Rev. (Widener University), 5.375%, 2029	300,000	300,801
Philadelphia Authority for Industrial Development Rev. (Tacony Academy Charter School Project), “A-1”, 7%, 2043	400,000	386,060
Snyder County, PA, Higher Education Authority Rev. (Susquehanna University), 5%, 2038	1,000,000	1,021,690
Swarthmore, PA, Borough Authority Rev. (Swarthmore College Project), 5%, 2038	1,000,000	1,075,210
Union County, PA, Higher Educational Facilities Financing Authority, University Rev. (Bucknell University), “A”, 5%, 2037	1,000,000	1,060,990
Washington County, PA, Industrial Development Authority College Rev. (Washington Jefferson College), 5.25%, 2030	1,000,000	1,053,820
Wilkes-Barre, PA, Finance Authority Rev. (The University of Scranton), 5%, 2035	1,000,000	1,030,230
Wilkes-Barre, PA, Finance Authority Rev. (Wilkes University), 5%, 2037	750,000	715,920

		$30,100,136
Universities - Dormitories - 2.3%
Chester County, PA, Industrial Development Authority Student Housing Rev. (University Student Housing LLC Project), 5%, 2045	$1,000,000	$873,610
Pennsylvania Higher Educational Facilities Authority Rev. (Edinboro University Foundation), 6%, 2043	1,000,000	1,032,800
Pennsylvania Higher Educational Facilities Authority Rev. (Indiana University Foundation), “A”, 5%, 2041	750,000	729,083
Pennsylvania Higher Educational Facilities Authority Rev. (Shippensburg University Student Services), 5%, 2030	300,000	297,240
Pennsylvania Higher Educational Facilities Authority Rev. (Shippensburg University Student Services), 6.25%, 2043	500,000	534,790

		$3,467,523
Universities - Secondary Schools - 1.4%
La Vernia, TX, Higher Education Finance Corp. Rev. (Lifeschool of Dallas), “A”, 7.5%, 2041	$345,000	$386,493
Philadelphia, PA, Authority for Industrial Development Rev. (Discovery Charter School Project), 6.25%, 2037	500,000	519,025
Philadelphia, PA, Authority for Industrial Development Rev. (Global Leadership Academy Charter School), 6.375%, 2040	500,000	502,135
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School), 6%, 2035	665,000	683,068

		$2,090,721
Utilities - Investor Owned - 2.9%
Clarion County, PA, Industrial Development Authority, Water Facility Rev. (Pennsylvania American Water Co.), 5.5%, 2039	$1,000,000	$1,047,740
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.625%, 2020	415,000	489,003
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.5%, 2029 (b)	110,000	122,586
Pennsylvania Economic Development Financing Authority (Allegheny Energy Supply Co. LLC), 7%, 2039	600,000	686,988
Pennsylvania Economic Development Financing Authority, Water Facilities Rev. (Aqua Pennsylvania, Inc.), “A”, 5%, 2039	1,000,000	1,041,810
Pennsylvania Economic Development Financing Authority, Water Facilities Rev. (Aqua Pennsylvania, Inc.), “B”, 5%, 2043	1,000,000	1,039,480

		$4,427,607
Utilities - Municipal Owned - 0.9%
Guam Power Authority Rev., “A”, 5.5%, 2030	$315,000	$333,468
Philadelphia, PA, Gas Works Rev., 5.25%, 2040	1,000,000	1,026,090

		$1,359,558

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Utilities - Other - 2.3%
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 2039	$545,000	$643,296
Nebraska Central Plains Energy Project, Gas Project Rev., “3”, 5%, 2032	815,000	817,918
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.5%, 2038	280,000	324,822
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2019	420,000	459,665
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	235,000	251,011
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2021	255,000	273,934
Texas Gas Acquisition & Supply Corp III., Gas Supply Rev., 5%, 2027	470,000	474,216
Texas Gas Acquisition & Supply Corp III., Gas Supply Rev., 5%, 2031	75,000	74,552
Texas Gas Acquisition & Supply Corp III., Gas Supply Rev., 5%, 2032	125,000	123,770

		$3,443,184
Water & Sewer Utility Revenue - 7.8%
Allegheny County, PA, Sanitation Authority Sewer Rev., AGM, 5%, 2040	$1,000,000	$1,037,560
Bucks County, PA, Water & Sewer Authority, Water System Rev., 5%, 2033	1,000,000	1,068,580
Clairton, PA, Municipal Authority Sewer Rev., “B”, 5%, 2042	1,000,000	1,002,930
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 5%, 2033	960,000	829,987
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 5.125%, 2037	120,000	101,626
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 5.75%, 2037	1,195,000	1,096,293
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 5.25%, 2042	245,000	207,214
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	1,065,000	1,002,431
Erie, PA, Water Authority Rev., AGM, 5%, 2043	1,000,000	1,029,060
Guam Government Waterworks Authority, Water & Wastewater System Rev., 5.625%, 2040	260,000	263,370
Harrisburg, PA, Water Authority Rev., 5.25%, 2031	1,000,000	853,220
Lancaster County, PA, Water & Sewer Authority Rev., NATL, 5%, 2028	440,000	455,633
Philadelphia, PA, Water & Wastewater Rev., “A”, 5.25%, 2032	1,000,000	1,066,700
Philadelphia, PA, Water & Wastewater Rev., “A”, 5%, 2036	1,000,000	1,054,270
St. Mary’s, PA, Water Authority Rev., 5.15%, 2030	750,000	776,168

		$11,845,042
Total Municipal Bonds		$148,272,810

Money Market Funds - 3.6%
MFS Institutional Money Market Portfolio, 0.11%, at Net Asset Value (v)	5,397,185	$5,397,185
Total Investments		$153,669,995

Other Assets, Less Liabilities - (1.0)%		(1,475,865)
Net Assets - 100.0%		$152,194,130

(b)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(p)	Primary inverse floater.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

Insurers		Inverse Floaters
AGM	Assured Guaranty Municipal	RITES	Residual Interest Tax-Exempt Security
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
FGIC	Financial Guaranty Insurance Co.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
SYNCORA	Syncora Guarantee Inc.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

6

Supplemental Information

6/30/13 (unaudited)

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$148,272,810	$—	$148,272,810
Mutual Funds	5,397,185	—	—	5,397,185
Total Investments	$5,397,185	$148,272,810	$—	$153,669,995

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$150,643,720
Gross unrealized appreciation	5,804,205
Gross unrealized depreciation	(2,777,930)
Net unrealized appreciation (depreciation)	$3,026,275

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

7

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	4,870,172	11,604,032	(11,077,019)	5,397,185

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,403	$5,397,185

8

QUARTERLY REPORT

June 30, 2013

MFS® SOUTH CAROLINA MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS

6/30/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Municipal Bonds - 97.9%
Airport Revenue - 1.8%
Horry County, SC, Airport Rev. (Myrtle Beach International Airport), “A”, 5%, 2040	$2,250,000	$2,292,523
Richland Lexington, SC, Airport Rev. (Columbia Airport), AGM, 5.125%, 2025	1,500,000	1,549,800

		$3,842,323
General Obligations - General Purpose - 5.6%
Aiken County, SC, County Administration Building Project, 5%, 2025	$910,000	$1,063,753
Charleston County, SC, Capital Improvement Rev., 5%, 2019	455,000	544,106
Charleston County, SC, Capital Improvement, Transportation Sales Tax Rev., 4%, 2029	2,000,000	2,068,700
Clinton, SC, Laurens County School District, ASSD GTY, 6.125%, 2033	1,000,000	1,167,780
Commonwealth of Puerto Rico, “A”, 6%, 2038	560,000	548,641
Guam Government, “A”, 5.25%, 2037	280,000	258,990
Guam Government, “A”, 7%, 2039	50,000	54,033
Puerto Rico Public Buildings Authority Rev., Guaranteed (Government Facilities), “I”, 5.25%, 2033	630,000	582,989
Puerto Rico Public Buildings Authority Rev., Guaranteed, “Q”, 5.625%, 2039	1,235,000	1,162,049
Puerto Rico Public Buildings Authority Rev., Guaranteed, “S”, 6%, 2041	755,000	737,990
South Carolina, State Highway, “A”, 5%, 2018	3,000,000	3,509,250

		$11,698,281
General Obligations - Schools - 6.5%
Chesterfield County, SC, School District, 5%, 2025	$3,000,000	$3,425,040
Clovis, CA, Unified School District (Election of 2004), Capital Appreciation, “A”, 0%, 2029	960,000	450,605
Orangeburg County, SC, Consolidated School District, 4%, 2019	1,315,000	1,469,894
Richland County, SC, School District No. 1, “A”, 5%, 2025	2,000,000	2,275,160
Richland County, SC, School District No. 1, “A”, 5%, 2029	3,000,000	3,321,420
York County, SC, Fort Mill School District, “A”, 3%, 2032	1,315,000	1,074,013
York County, SC, School District, 5%, 2030	1,570,000	1,619,549

		$13,635,681
Healthcare Revenue - Hospitals - 17.4%
Arizona Health Facilities Authority Rev. (Banner Health), “A”, 4%, 2043	$745,000	$637,690
DeKalb County, GA, Hospital Authority Rev. (DeKalb Medical Center, Inc.), 6.125%, 2040	400,000	421,852
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 2036	925,000	1,011,589
Florence County, SC, Hospital Rev. (McLeod Regional Medical Center), “A”, AGM, 5.25%, 2034	1,050,000	1,077,993
Florence County, SC, Hospital Rev. (McLeod Regional Medical Center), “A”, 5%, 2037	3,000,000	3,128,700
Greenville, SC, Hospital Systems, Hospital Facilities Rev., 6%, 2020	3,400,000	3,899,290
Greenwood County, SC, Hospital Rev. (Self Regional Healthcare), 5.375%, 2039	1,000,000	1,043,230
Greenwood County, SC, Hospital Rev. (Self Regional Healthcare), “B”, 5%, 2031	2,000,000	2,092,100
Illinois Finance Authority Rev. (Edward Hospital), “A”, AMBAC, 5.5%, 2040	1,055,000	1,111,094
Illinois Finance Authority Rev. (Provena Health), “A”, 6%, 2028	550,000	604,434
Illinois Finance Authority Rev. (Resurrection Health), 6.125%, 2025	155,000	172,577
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 2044	480,000	532,685
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 2031	155,000	165,013
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.375%, 2041	605,000	647,665
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 5.75%, 2025	465,000	510,751
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 2040	605,000	666,051
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.5%, 2045	865,000	955,929
Lexington County, SC, Health Services District, Inc., Hospital Rev., 5.5%, 2014 (c)	250,000	260,910
Lexington County, SC, Health Services District, Inc., Hospital Rev., 5%, 2032	1,500,000	1,585,860
Lexington County, SC, Health Services District, Inc., Hospital Rev., 5.5%, 2014 (c)	250,000	260,910
Lexington County, SC, Health Services District, Inc., Hospital Rev., Refunding & Improvement, 5%, 2026	500,000	543,580
Lexington County, SC, Health Services District, Inc., Hospital Rev., Refunding & Improvement, 5.5%, 2013 (c)	1,000,000	1,017,320
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	465,000	478,499

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Martin County, FL, Health Facilities Authority Rev. (Martin Memorial Medical Center), 5.5%, 2042	$315,000	$323,259
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 2027	400,000	442,860
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6.125%, 2039	445,000	478,188
Richmond, IN, Hospital Authority Rev. (Reid Hospital), “A”, 6.5%, 2029	585,000	631,361
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 8.25%, 2039	915,000	1,121,433
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Anmed Health), “B”, ASSD GTY, 5.5%, 2038	1,500,000	1,597,545
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Palmetto Health Alliance), 6.25%, 2031	750,000	752,618
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Tuomey Health), CIFG, 5%, 2030	375,000	329,539
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Conway Hospital, Inc.), 5%, 2037	1,250,000	1,264,438
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Palmetto Health), 5.75%, 2039	275,000	295,510
Spartanburg County, SC, Regional Health Services District, “A”, 5%, 2032	2,000,000	2,095,420
Spartanburg County, SC, Regional Health Services District, “A”, 5%, 2037	2,000,000	2,044,080
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 2029	105,000	118,171
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 2039	255,000	281,969
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2039	945,000	1,053,051
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2031	640,000	663,002

		$36,318,166
Healthcare Revenue - Long Term Care - 0.9%
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 2047	$356,475	$224,287
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), Capital Appreciation, “B”, 0%, 2047	152,775	2,707
South Carolina Jobs & Economic Development Authority, Health & Facilities Rev., First Mortgage (Wesley Commons), 5.125%, 2026	400,000	375,596
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), 5%, 2043	750,000	650,085
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), 5.125%, 2048	250,000	217,845
South Carolina Jobs & Economic Development Authority, Residential Care Facilities Rev. (Episcopal Home), “A”, 6.375%, 2032	400,000	407,408

		$1,877,928
Industrial Revenue - Chemicals - 0.5%
York County, SC, Industrial Rev. (Hoechst Celanese), 5.7%, 2024	$1,000,000	$1,000,590

Industrial Revenue - Other - 0.6%
Calhoun County, SC, Solid Waste Disposal Facilities Rev. (Carolina Eastman Co.), ETM, 6.75%, 2017 (c)	$1,000,000	$1,202,430

Industrial Revenue - Paper - 0.5%
Richland County, SC, Environmental Improvement Rev. (International Paper), “A”, 6.1%, 2023	$1,000,000	$1,012,130

Miscellaneous Revenue - Entertainment & Tourism - 0.1%
Louisiana Stadium & Exposition District Rev., “A”, 5%, 2031	$45,000	$47,201
Louisiana Stadium & Exposition District Rev., “A”, 5%, 2036	140,000	145,242

		$192,443
Miscellaneous Revenue - Other - 0.9%
South Carolina Jobs & Economic Development Authority Rev. (Myrtle Beach Convention), “B”, NATL, 5.125%, 2018	$570,000	$570,536
South Carolina Jobs & Economic Development Authority Rev. (Myrtle Beach Convention), “B”, NATL, 5.125%, 2019	595,000	595,476
South Carolina Jobs & Economic Development Authority Rev. (Myrtle Beach Convention), “B”, NATL, 5.125%, 2020	630,000	630,422
Summit County, OH, Port Authority Building Rev. (Flats East Development Recovery Zone Facility Bonds), 6.875%, 2040	45,000	47,952

		$1,844,386
Multi-Family Housing Revenue - 1.1%
North Charleston, SC, Housing Authority Rev. (Horizon Village), “A”, GNMA, 5%, 2038	$1,000,000	$1,010,190
North Charleston, SC, Housing Authority Rev. (Horizon Village), “A”, GNMA, 5.1%, 2041	1,210,000	1,217,321

		$2,227,511

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Port Revenue - 0.1%
South Carolina Ports Authority, Ports Rev., 5.25%, 2040	$250,000	$265,768

Sales & Excise Tax Revenue - 3.9%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 2041	$725,000	$804,678
Guam Government Business Privilege Tax Rev., “C”, 5%, 2016	185,000	207,668
Guam Government Business Privilege Tax Rev., “C”, 5%, 2017	200,000	228,112
Guam Government Business Privilege Tax Rev., “C”, 5%, 2018	190,000	218,342
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057	735,000	739,248
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.375%, 2039	985,000	984,271
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 6%, 2042	825,000	859,848
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 6%, 2039	745,000	778,532
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5%, 2040	820,000	822,673
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5.25%, 2040	845,000	861,672
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5.25%, 2041	1,140,000	1,112,161
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, 0%, 2034	1,840,000	518,530

		$8,135,735
Single Family Housing - State - 2.2%
California Housing Finance Agency Rev. (Home Mortgage), “I”, 4.7%, 2026	$830,000	$810,005
South Carolina Housing, Finance & Development Authority Mortgage Rev., “A-2”, AGM, 5.2%, 2035	625,000	625,838
South Carolina Housing, Finance & Development Authority Rev., 5.55%, 2038	850,000	862,130
South Carolina Housing, Finance & Development Authority Rev., “A-2”, AMBAC, 5.15%, 2037	920,000	944,868
South Carolina Housing, Finance & Development Authority Rev., “C-2”, AGM, 4.6%, 2032	1,410,000	1,410,000

		$4,652,841
Solid Waste Revenue - 0.5%
Three Rivers, SC, Solid Waste Authority Rev., 5%, 2028	$1,000,000	$1,070,860

State & Local Agencies - 5.2%
Charleston, SC, Educational Excellence Finance Corp. Rev. (Charleston County School District Project), 5%, 2031	$3,720,000	$3,990,667
Charleston, SC, Educational Excellence Finance Corp. Rev. (Charleston County School District Project), “B”, 5%, 2030	2,000,000	2,145,960
Greenville County, SC, School District Installment Purchase Rev., 5%, 2027	500,000	541,470
Greenville County, SC, School District Installment Purchase Rev., AGM, 5%, 2028	680,000	734,543
Los Angeles, CA, Municipal Improvement Corp. Lease Rev. (Real Property), “E”, 6%, 2039	290,000	325,922
North Charleston, SC, Public Facilities Corp., Installment Purchase Rev., 5%, 2035	2,000,000	2,142,420
Virginia Public School Authority, Special Obligation Montgomery County, 5%, 2030	910,000	994,020

		$10,875,002
Tax - Other - 3.1%
Greenville County, SC, Hospitality Tax Rev., AGM, 5%, 2022	$1,025,000	$1,161,899
Greenville County, SC, Tourism Public Facilities Corp., Hospitality Tax, 4.75%, 2029	750,000	782,018
Greenville County, SC, Tourism Public Facilities Corp., Hospitality Tax, 4.75%, 2030	500,000	520,145
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	180,000	189,293
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	60,000	62,533
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5%, 2047	665,000	669,555
New Jersey Economic Development Authority Rev., 5%, 2025	215,000	220,612
New Jersey Economic Development Authority Rev., 5%, 2026	110,000	111,983
New Jersey Economic Development Authority Rev., 5%, 2028	45,000	44,999
New Jersey Economic Development Authority Rev., 5%, 2029	45,000	44,609
Virgin Islands Public Finance Authority Rev. (Diageo Project), “A”, 6.75%, 2037	160,000	175,472
Virgin Islands Public Finance Authority Rev., “A”, 5.25%, 2024	180,000	186,471
Virgin Islands Public Finance Authority Rev., “A”, 5%, 2032	2,100,000	2,201,220

		$6,370,809
Tax Assessment - 0.2%
Lancaster County, SC, Assessment Rev. (Sun City Carolina Lakes), 5.45%, 2037	$425,000	$385,144

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Tobacco - 2.1%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	$225,000	$202,705
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 2047	930,000	785,190
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-2”, 5.3%, 2037	840,000	706,860
Illinois Railsplitter Tobacco Settlement Authority, 5.5%, 2023	910,000	1,029,419
Illinois Railsplitter Tobacco Settlement Authority, 6%, 2028	850,000	945,396
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 2041	845,000	672,645

		$4,342,215
Toll Roads - 0.8%
Triborough Bridge & Tunnel Authority Rev., NY, Capital Appreciation, (MTA Bridges and Tunnels), “A”, 0%, 2031	$1,510,000	$650,448
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.25%, 2032	200,000	192,000
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 2037	335,000	339,878
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 2042	535,000	507,763

		$1,690,089
Transportation - Special Tax - 3.7%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “AA-1”, AGM, 4.95%, 2026	$735,000	$735,860
South Carolina Transportation Infrastructure Rev., “A”, 5%, 2023	2,825,000	3,175,554
South Carolina Transportation Infrastructure Rev., “A”, AMBAC, 5%, 2027	2,000,000	2,023,400
South Carolina Transportation Infrastructure Rev., “A”, AMBAC, 5%, 2033	1,645,000	1,742,236

		$7,677,050
Universities - Colleges - 6.7%
California Educational Facilities Authority Rev. (Pitzer College), “A”, 5%, 2030	$900,000	$916,794
College of Charleston, SC, Academic & Administrative Facilities Rev., “B”, SYNCORA, 5%, 2024	800,000	828,736
Educational Facilities Authority Private Non-Profit Institutions of Higher Learning (Wofford College), “A”, 5%, 2036	1,000,000	1,018,360
Illinois Finance Authority Rev. (Roosevelt University Project), 6.5%, 2039	1,055,000	1,125,485
Illinois Finance Authority Rev. (University of Chicago), “A”, 5%, 2051	555,000	575,063
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 6%, 2041	200,000	213,638
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 2032	75,000	68,423
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 2042	125,000	113,128
Puerto Rico Industrial, Tourist, Medical, & Environmental Central Facilities (University of Sacred Heart), 4.375%, 2031	55,000	49,093
Puerto Rico Industrial, Tourist, Medical, & Environmental Central Facilities (University of Sacred Heart), 5%, 2042	30,000	26,714
South Carolina Educational Facilities Authority (Wofford College), 5.25%, 2032	1,000,000	1,024,470
University of South Carolina, Athletic Facilities Rev., “A”, 5%, 2035	1,000,000	1,064,710
University of South Carolina, Athletic Facilities Rev., “A”, 5.5%, 2038	1,000,000	1,086,230
University of South Carolina, Athletic Facilities Rev., “A”, 5%, 2040	2,000,000	2,123,260
University of South Carolina, Higher Education Rev., “A”, 5%, 2035	2,555,000	2,728,536
University of South Carolina, Higher Education Rev., “A”, 5%, 2039	1,000,000	1,066,650

		$14,029,290
Universities - Secondary Schools - 0.2%
North Texas Education Finance Corp., Education Rev. (Uplift Education), “A”, 4.875%, 2032	$90,000	$85,813
North Texas Education Finance Corp., Education Rev. (Uplift Education), “A”, 5.125%, 2042	220,000	213,330

		$299,143
Utilities - Investor Owned - 1.9%
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.625%, 2020	$800,000	$942,656
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.5%, 2029 (b)	150,000	167,163
South Carolina Jobs-Economic Development Authority Industrial Rev. (Electric & Gas Co. Project), 4%, 2028	3,000,000	2,928,600

		$4,038,419

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Utilities - Municipal Owned - 8.7%
Easley, SC, Utility Rev., AGM, 5.25%, 2031	$2,500,000	$2,641,900
Easley, SC, Utility Rev., ASSD GTY, 5%, 2034	2,325,000	2,470,127
Greenwood, SC, Combined Public Utility, Refunding & Improvement Systems, NATL, 5%, 2021	175,000	176,967
Piedmont, SC, Municipal Power Agency, FGIC, 6.25%, 2021	2,700,000	3,323,727
Piedmont, SC, Municipal Power Agency, “C”, AGM, 5%, 2030	1,000,000	1,069,960
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 2027	530,000	490,192
South Carolina Public Service Authority Rev. (Santee Cooper), “B”, 5%, 2033	1,000,000	1,047,430
South Carolina Public Service Authority Rev. (Santee Cooper), “E”, 5%, 2040	2,000,000	2,133,420
South Carolina Public Service Authority Rev., “A”, 5.5%, 2038	2,500,000	2,729,675
South Carolina Public Service Authority, “A”, AMBAC, 5%, 2034	2,000,000	2,032,460

		$18,115,858
Utilities - Other - 1.2%
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 2039	$685,000	$808,547
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.25%, 2028	130,000	146,974
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2021	270,000	291,338
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	290,000	309,758
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2026	570,000	589,146
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2021	330,000	354,503

		$2,500,266
Water & Sewer Utility Revenue - 21.5%
Charleston, SC, Waterworks & Sewer Rev., 5%, 2024	$2,995,000	$3,467,970
Charleston, SC, Waterworks & Sewer Rev., 5%, 2033	3,000,000	3,282,060
Charleston, SC, Waterworks & Sewer Rev., Capital Improvement, 5%, 2035	1,000,000	1,078,300
Columbia, SC, Waterworks & Sewer Systems Rev., AGM, 5%, 2029	1,020,000	1,092,043
Columbia, SC, Waterworks & Sewer Systems Rev., 5%, 2030	1,000,000	1,114,220
Columbia, SC, Waterworks & Sewer Systems Rev., “A”, 5%, 2025	580,000	657,250
Columbia, SC, Waterworks & Sewer Systems Rev., “A”, 5%, 2036	3,000,000	3,247,350
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 5.125%, 2037	165,000	139,735
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 5.75%, 2037	2,140,000	1,963,236
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 5.25%, 2042	770,000	651,243
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	2,095,000	1,971,919
Dorchester County, SC, Waterworks & Sewer Systems Rev., ASSD GTY, 5%, 2029	1,000,000	1,045,710
Grand Strand, SC, Waterworks & Sewer Systems Rev., “A”, 5%, 2041	3,000,000	3,282,510
Greenville, SC, Renewable Water Resource Sewer Systems Rev., “A”, 5%, 2024	1,000,000	1,119,100
Greenwood, SC, Sewer Systems Rev., AGM, 5%, 2030	1,000,000	1,086,730
Guam Government Waterworks Authority, Water & Wastewater System Rev., 5.625%, 2040	315,000	319,082
Laurens County, SC, Water & Sewer Commission, Waterworks District (Rabon Creek), “A”, 5%, 2032	1,405,000	1,475,784
Lexington, SC, Waterworks & Sewer Systems Rev., ASSD GTY, 5%, 2039	2,000,000	2,197,100
Myrtle Beach, SC, Water & Sewer Authority Rev., AGM, 4.5%, 2028	1,770,000	1,844,676
Rock Hill, SC, Utility Systems Rev., Refunding & Improvement, “B”, N, 5%, 2039	2,500,000	2,665,350
Rock Hill, SC, Utility Systems Rev., Refunding & Improvement, “B”, N, 4%, 2042	750,000	676,350
Spartanburg, SC, Sanitary Sewer District Convertible Rev., “B”, 5%, 2033	1,000,000	1,076,110
Spartanburg, SC, Sanitary Sewer District Convertible Rev., “B”, 5%, 2035	2,000,000	2,137,360
Spartanburg, SC, Sanitary Sewer District Convertible Rev., “B”, 4%, 2038	1,000,000	902,290
Spartanburg, SC, Water & Sewer Authority Rev., “B”, NATL, 5.25%, 2030	1,250,000	1,291,938
Spartanburg, SC, Waterworks Rev., ASSD GTY, 5%, 2039	2,000,000	2,141,240
Spartanburg, SC, Waterworks Rev., “A”, AGM, 5%, 2017	2,040,000	2,339,513
Sumter, SC, Waterworks & Sewer Systems Rev., SYNCORA, 5%, 2025	540,000	588,028

		$44,854,197
Total Municipal Bonds		$204,154,555

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Money Market Funds - 1.0%
MFS Institutional Money Market Portfolio, 0.11%, at Net Asset Value (v)	2,066,607	$2,066,607
Total Investments		$206,221,162

Other Assets, Less Liabilities - 1.1%		2,375,986
Net Assets - 100.0%		$208,597,148

(b)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ETM	Escrowed to Maturity

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
CIFG	CDC IXIS Financial Guaranty
FGIC	Financial Guaranty Insurance Co.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
SYNCORA	Syncora Guarantee Inc.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

6

Supplemental Information

6/30/13 (unaudited)

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$204,154,555	$—	$204,154,555
Mutual Funds	2,066,607	—	—	2,066,607
Total Investments	$2,066,607	$204,154,555	$—	$206,221,162

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$202,012,785
Gross unrealized appreciation	8,164,597
Gross unrealized depreciation	(3,956,220)
Net unrealized appreciation (depreciation)	$4,208,377

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

7

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	7,947,671	18,370,216	(24,251,280)	2,066,607

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,179	$2,066,607

8

QUARTERLY REPORT

June 30, 2013

MFS® TENNESSEE MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS

6/30/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Municipal Bonds - 97.5%
Airport Revenue - 1.9%
Denver, CO, City & County Airport Systems Rev., “A”, 5%, 2027	$70,000	$73,686
Denver, CO, City & County Airport Systems Rev., “A”, 5%, 2028	70,000	72,974
Denver, CO, City & County Airport Systems Rev., “B”, 5%, 2032	140,000	146,275
Memphis-Shelby County, TN, Airport Authority Facilities Rev., “A”, ASSD GTY, 5%, 2039	1,000,000	1,090,400
Memphis-Shelby County, TN, Airport Authority Facilities Rev., “D”, 5%, 2025	1,000,000	1,105,280

		$2,488,615
General Obligations - General Purpose - 18.8%
Chattanooga, TN, “B”, 4%, 2026	$1,270,000	$1,359,230
Commonwealth of Puerto Rico, “A”, 5.375%, 2033	270,000	250,576
Commonwealth of Puerto Rico, “A”, 6%, 2038	455,000	445,773
Commonwealth of Puerto Rico, Public Improvement, “A”, 5%, 2029	355,000	322,212
Guam Government, “A”, 5.25%, 2037	215,000	198,869
Johnson City, TN, 5%, 2031	1,000,000	1,081,100
Metropolitan Government of Nashville & Davidson County, TN, 5%, 2021	2,000,000	2,340,000
Metropolitan Government of Nashville & Davidson County, TN, 5%, 2028	2,000,000	2,317,300
Montgomery County, TN, 4%, 2025	600,000	643,914
Morristown, TN, 4%, 2026	1,235,000	1,291,452
Pigeon Forge, TN, Industrial Development Board, Public Facilities, 5%, 2034	1,000,000	1,080,590
Puerto Rico Public Buildings Authority Rev., Guaranteed (Government Facilities), “I”, 5.25%, 2033	480,000	444,182
Puerto Rico Public Buildings Authority Rev., Guaranteed, “L”, 5.5%, 2021	1,000,000	999,930
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2031	525,000	539,322
Shelby County, TN, “A”, 5%, 2028	2,000,000	2,230,300
State of Tennessee, “A”, 5%, 2022	1,500,000	1,805,535
State of Tennessee, “A”, 5%, 2029	1,500,000	1,716,435
Sumner County, TN, 5%, 2020	1,175,000	1,391,458
Sumner County, TN, 5%, 2021	1,300,000	1,547,351
Williamson County, TN, “A”, 4%, 2022	780,000	889,387
Williamson County, TN, School District, “A”, 4%, 2019	1,015,000	1,159,323

		$24,054,239
General Obligations - Schools - 1.3%
Clovis, CA, Unified School District (Election of 2004), Capital Appreciation, “A”, 0%, 2027	$1,260,000	$671,580
Williamson County, TN, School District, 5%, 2026	740,000	928,841

		$1,600,421
Healthcare Revenue - Hospitals - 18.0%
Brazoria County, TX, Health Facilities Development Corp., Hospital Rev. (Brazosport Regional Health System), 5.25%, 2032	$280,000	$270,852
Chattanooga, TN, Health Educational & Housing Facility Board Rev. (Catholic Health Initiatives), “D”, 6.25%, 2033	1,000,000	1,149,770
DeKalb County, GA, Hospital Authority Rev. (DeKalb Medical Center, Inc.), 6.125%, 2040	295,000	311,116
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 2036	680,000	743,655
Illinois Finance Authority Rev. (Resurrection Health), 6.125%, 2025	125,000	139,175
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 2044	405,000	449,453
Jackson, TN, Hospital Rev. (Jackson-Madison Project), 5.625%, 2038	1,000,000	1,060,210
Johnson City, TN, Health & Education Financing Authority Rev. (Johnson City Medical Center Hospital), ETM, NATL, 5%, 2018 (c)	195,000	195,437
Johnson City, TN, Health & Educational Facilities Board, Hospital Rev. (Mountain States Health Alliance), “A”, 5.5%, 2031	400,000	416,428
Johnson City, TN, Health & Educational Facilities Board, Hospital Rev. (Mountain States Health Alliance), “A”, 5.5%, 2036	600,000	619,518
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 2040	790,000	869,719
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.5%, 2045	265,000	292,857
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Covenant Health), Capital Appreciation, “A”, 0%, 2036	2,000,000	579,920
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Covenant Health), Capital Appreciation, “A”, AGM, 0%, 2041	900,000	198,189

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Fort Sanders), NATL, 5.75%, 2014	$3,250,000	$3,332,192
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (University Health Systems, Inc.), 5.25%, 2036	1,000,000	1,021,020
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	675,000	694,595
Martin County, FL, Health Facilities Authority Rev. (Martin Memorial Medical Center), 5.5%, 2042	190,000	194,982
Miami-Dade County, FL, Health Facilities Authority Hospital Rev. (Variety Children’s Hospital), “A”, 6%, 2030	85,000	93,898
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 2027	510,000	564,646
Rutherford County, TN, Health & Educational Facilities Board Rev. (Ascencion Health Senior Credit Group), “C”, 5%, 2047	1,000,000	1,028,160
Rutherford County, TN, Health & Educational Facilities Board Rev. (Ascension Health Senior Credit Group), “C”, 5%, 2040	1,500,000	1,573,185
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Methodist Healthcare), “B”, AGM, 5.25%, 2027	1,500,000	1,574,370
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Methodist Le Bonheur Healthcare), 5%, 2042	1,000,000	1,021,410
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (St. Jude Children’s Research Hospital), 5%, 2031	500,000	530,350
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (St. Jude Children’s Research Hospital), 5%, 2036	1,250,000	1,322,925
St. Petersburg, FL, Health Facilities Authority Rev., 6.5%, 2039	170,000	192,445
Sullivan County, TN, Health, Educational & Housing Facilities Board Hospital Rev. (Wellmont Health Systems Project), “C”, 5.25%, 2036	635,000	635,502
Sumner County, TN, Health, Educational & Housing Facilities Board Rev. (Sumner Regional Health Systems, Inc.), “A”, 5.5%, 2046 (a)(d)	1,000,000	2,490
Wisconsin Health & Educational Facilities Authority Rev. (Mercy Alliance), 5%, 2039	580,000	584,953
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2039	785,000	874,757
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2031	535,000	554,228

		$23,092,407
Healthcare Revenue - Long Term Care - 2.1%
Blount County, TN, Health & Educational Facilities Board Rev. (Asbury, Inc.), “A”, 5.125%, 2023	$465,000	$468,032
Johnson City, TN, Health & Educational Facilities Board Rev. (Appalachian Christian Village Project), “A”, 5%, 2043	1,000,000	938,350
Nashville & Davidson County, TN, Metropolitan Government Health & Educational Facilities Board Rev. (The Blakeford at Green Hills), 5%, 2037	1,000,000	986,250
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Germantown Village), “A”, 7.25%, 2013 (c)	250,000	257,005

		$2,649,637
Industrial Revenue - Other - 0.2%
Liberty, NY, Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 2035	$255,000	$272,011

Miscellaneous Revenue - Entertainment & Tourism - 2.1%
Memphis-Shelby County, TN, Sports Authority, Inc. Rev., “B”, 5.375%, 2029	$2,500,000	$2,691,800

Miscellaneous Revenue - Other - 2.0%
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Jackson Lab), 5.75%, 2037	$1,000,000	$1,123,430
Hardeman County, TN, Correctional Facilities Rev., 7.75%, 2017	525,000	525,220
Metropolitan Nashville Airport Authority, Special Facilities Rev. (Aero Nashville LLC Project), 5.2%, 2026	920,000	973,148

		$2,621,798
Multi-Family Housing Revenue - 0.8%
Knoxville, TN, Community Development Corp., 5%, 2024	$1,000,000	$1,022,420

Sales & Excise Tax Revenue - 3.2%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6.5%, 2030	$480,000	$559,968
Guam Government Business Privilege Tax Rev., “A”, 5.25%, 2036	300,000	315,738
Guam Government Business Privilege Tax Rev., “C”, 5%, 2016	105,000	117,866
Guam Government Business Privilege Tax Rev., “C”, 5%, 2017	120,000	136,867
Guam Government Business Privilege Tax Rev., “C”, 5%, 2018	115,000	132,155
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057	525,000	528,035
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.375%, 2039	605,000	604,552
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 6%, 2042	495,000	515,909

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Sales & Excise Tax Revenue - continued
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5.25%, 2041	$685,000	$668,272
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, 0%, 2056	7,755,000	514,079

		$4,093,441
Single Family Housing - State - 5.4%
Tennessee Housing Development Agency Rev., Homeownership Program, 5%, 2026	$1,095,000	$1,104,691
Tennessee Housing Development Agency Rev., Homeownership Program, 5%, 2029	825,000	848,842
Tennessee Housing Development Agency Rev., Homeownership Program, 5.25%, 2034	60,000	60,459
Tennessee Housing Development Agency Rev., Homeownership Program, 5.45%, 2038	1,055,000	1,090,807
Tennessee Housing Development Agency Rev., Homeownership Program, “2”, 4.55%, 2024	1,410,000	1,445,391
Tennessee Housing Development Agency Rev., Homeownership Program, “2-C”, 3.1%, 2028	650,000	592,930
Tennessee Housing Development Agency Rev., Homeownership Program, “2-C”, 3.3%, 2031	985,000	886,794
Tennessee Housing Development Agency, Residential Financing Program Rev., “1-B”, 3.6%, 2031	1,000,000	906,340

		$6,936,254
State & Agency - Other - 0.8%
Hardeman County, TN, Industrial Development Board Rev., “B”, ASSD GTY, 5%, 2040	$1,000,000	$1,033,790

State & Local Agencies - 5.6%
Chattanooga, TN, Industrial Development Board, Lease Rental Rev. (Southside Redevelopment Corp.), 5%, 2020	$700,000	$803,278
Chattanooga, TN, Industrial Development Board, Lease Rental Rev. (Southside Redevelopment Corp.), 5%, 2024	1,000,000	1,128,620
Tennessee School Bond Authority, “A”, 4%, 2042	1,000,000	930,330
Tennessee School Bond Authority, “B”, 5.125%, 2033	2,000,000	2,165,280
Tennessee School Bond Authority, “C”, AGM, 5%, 2032	2,000,000	2,124,200

		$7,151,708
Tax - Other - 1.2%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	$150,000	$157,745
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	50,000	52,111
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5%, 2047	425,000	427,911
New Jersey Economic Development Authority Rev., 5%, 2025	125,000	128,263
New Jersey Economic Development Authority Rev., 5%, 2026	65,000	66,172
New Jersey Economic Development Authority Rev., 5%, 2028	25,000	24,999
New Jersey Economic Development Authority Rev., 5%, 2029	25,000	24,783
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 5%, 2029	625,000	657,906

		$1,539,890
Tobacco - 1.3%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	$185,000	$166,668
Illinois Railsplitter Tobacco Settlement Authority, 6%, 2028	200,000	222,446
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 2023	260,000	251,901
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 2041	410,000	326,372
Tobacco Settlement Financing Corp., 5%, 2031	750,000	684,210

		$1,651,597
Toll Roads - 0.5%
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.25%, 2032	$120,000	$115,200
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 2037	200,000	202,912
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 2042	320,000	303,709

		$621,821
Transportation - Special Tax - 0.5%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.5%, 2028	$600,000	$622,386

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Colleges - 8.1%
Claiborne County, TN, Industrial Development Board Rev. (Lincoln Memorial University Project), 6.625%, 2039	$500,000	$531,505
Claiborne County, TN, Industrial Development Board Rev. (Lincoln Memorial University Project), 6.125%, 2040	250,000	260,875
Florida Higher Educational Facilities, Financial Authority Rev. (University of Tampa Project), “A”, 5%, 2032	15,000	14,078
Franklin County, TN, Health & Educational Facilities Board Rev. (University of the South), 4%, 2023	1,000,000	1,054,080
Franklin County, TN, Health & Educational Facilities Board Rev. (University of the South), 3%, 2026	1,000,000	866,240
Illinois Finance Authority Rev. (Roosevelt University Project), 6.5%, 2039	835,000	890,786
Illinois Finance Authority Rev. (University of Chicago), “A”, 5%, 2051	335,000	347,110
Massachusetts State College, Building Authority Project Rev., “A”, 5%, 2036	370,000	395,001
Nashville & Davidson County, TN, Metropolitan Government Health & Educational Facilities Board, 5%, 2034	2,500,000	2,682,475
Nashville & Davidson County, TN, Metropolitan Government Health & Educational Facilities Board (Belmont University), 5%, 2029	515,000	526,582
Nashville & Davidson County, TN, Metropolitan Government Health & Educational Facilities Board (Belmont University), 5%, 2030	600,000	611,418
Nashville & Davidson County, TN, Metropolitan Government Health & Educational Facilities Board (Vanderbilt University), “D”, 5%, 2030	850,000	944,945
Nashville & Davidson County, TN, Metropolitan Government Health & Educational Facilities Board (Vanderbilt University), “D”, 4%, 2031	1,100,000	1,112,683
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 6%, 2041	120,000	128,183

		$10,365,961
Universities - Dormitories - 0.9%
Oregon Facilities Authority, Student Housing Rev. (Southern Oregon University), ASSD GTY, 5%, 2044	$40,000	$40,725
Shelby County, TN, Health Educational & Housing Facilities Board Rev. (Rhodes College), 5.5%, 2040	1,000,000	1,120,220

		$1,160,945
Universities - Secondary Schools - 0.1%
North Texas Education Finance Corp., Education Rev. (Uplift Education), “A”, 4.875%, 2032	$55,000	$52,441
North Texas Education Finance Corp., Education Rev. (Uplift Education), “A”, 5.125%, 2042	130,000	126,058

		$178,499
Utilities - Municipal Owned - 7.5%
Chattanooga, TN, Electric Rev., “A”, 5%, 2033	$3,000,000	$3,225,240
Citizens Gas Utility District, TN, Gas Rev., 5%, 2035	1,000,000	1,027,380
Clarksville, TN, Electric System Rev., “A”, 5%, 2034	1,250,000	1,356,263
Guam Power Authority Rev., “A”, AGM, 5%, 2025	75,000	83,315
Guam Power Authority Rev., “A”, AGM, 5%, 2026	60,000	66,155
Guam Power Authority Rev., “A”, AGM, 5%, 2027	25,000	27,177
Guam Power Authority Rev., “A”, 5.5%, 2030	300,000	317,589
Guam Power Authority Rev., “A”, 5%, 2034	75,000	77,120
Johnson City, TN, Electric Rev., AGM, 5%, 2029	1,000,000	1,106,280
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6%, 2033	195,000	221,148
Metropolitan Government of Nashville & Davidson County, TN, Electric Rev., “A”, AMBAC, 5%, 2029	1,000,000	1,041,810
Metropolitan Government of Nashville & Davidson County, TN, Electric Rev., “A”, 5%, 2036	1,000,000	1,059,260

		$9,608,737
Utilities - Other - 1.3%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2021	$225,000	$242,782
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	115,000	122,835
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2023	85,000	90,505
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2026	1,200,000	1,240,308

		$1,696,430
Water & Sewer Utility Revenue - 13.9%
Clarksville, TN, Water, Sewer & Gas Rev., 5%, 2029	$1,000,000	$1,081,370
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 5.125%, 2037	100,000	84,688
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 5.75%, 2037	750,000	688,050
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 5.25%, 2042	465,000	393,283

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Water & Sewer Utility Revenue - continued
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	$1,060,000	$997,725
Harpeth Valley, TN, Utilities District, Davidson & Williamson Counties Rev., FGIC, 5.25%, 2037	1,000,000	1,089,810
Harpeth Valley, TN, Utilities District, Davidson & Williamson Counties Rev., “A”, 5%, 2040	1,000,000	1,087,220
Jackson, MI, Mississippi Development Bank Special Obligation (MI Water and Sewer System Rev. Bond Project), AGM, 6.875%, 2040	65,000	76,472
Knox County, TN, Water & Sewer Rev., Hallsdale-Powell Utility District, 4%, 2031	1,000,000	1,013,230
Knox County, TN, Water & Sewer Rev., Hallsdale-Powell Utility District, 4%, 2034	1,000,000	1,000,680
Knoxville, TN, Electrical System Rev., “BB”, 3%, 2042	1,475,000	1,132,166
Knoxville, TN, Waste Water System Rev., “A”, NATL, 5%, 2037	2,620,000	2,824,491
Metropolitan Government of Nashville & Davidson County, TN, Water & Sewer Rev., 5%, 2040	1,500,000	1,603,440
Metropolitan Government of Nashville & Davidson County, TN, Water & Sewer Rev., “A”, AGM, 5.25%, 2022	1,365,000	1,662,338
Rutherford County, TN, Consolidated Utility District Waterworks Rev., NATL, 5%, 2027	770,000	806,852
South Blount County, TN, Utility District Waterworks Rev., AGM, 5%, 2033	2,140,000	2,288,602

		$17,830,417
Total Municipal Bonds		$124,985,224

Money Market Funds - 2.4%
MFS Institutional Money Market Portfolio, 0.11%, at Net Asset Value (v)	3,044,034	$3,044,034
Total Investments		$128,029,258

Other Assets, Less Liabilities - 0.1%		104,522
Net Assets - 100.0%		$128,133,780

(a)	Non-income producing security.
(c)	Refunded bond.
(d)	In default. Interest and/or scheduled principal payment(s) have been missed.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ETM	Escrowed to Maturity

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
FGIC	Financial Guaranty Insurance Co.
NATL	National Public Finance Guarantee Corp.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

5

Supplemental Information

6/30/13 (unaudited)

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$124,985,224	$—	$124,985,224
Mutual Funds	3,044,034	—	—	3,044,034
Total Investments	$3,044,034	$124,985,224	$—	$128,029,258

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$125,367,299
Gross unrealized appreciation	5,655,455
Gross unrealized depreciation	(2,993,496)
Net unrealized appreciation (depreciation)	$2,661,959

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

6

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	5,367,445	11,235,578	(13,558,989)	3,044,034

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$841	$3,044,034

7

QUARTERLY REPORT

June 30, 2013

MFS® VIRGINIA MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS

6/30/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Municipal Bonds - 101.3%
Airport Revenue - 4.1%
Chicago, IL, O’Hare International Airport Rev., Third Lien, “A”, 5.625%, 2035	$855,000	$934,361
Metropolitan Washington, DC, Airport Authority Rev., 5.375%, 2028	1,500,000	1,612,020
Metropolitan Washington, DC, Airport Authority Rev., “A”, FGIC, 5.125%, 2024	1,000,000	1,007,020
Metropolitan Washington, DC, Airport Authority Rev., “A”, FGIC, 5%, 2025	705,000	709,540
Metropolitan Washington, DC, Airport Authority Rev., “A”, AGM, 5%, 2032	1,455,000	1,488,985
Metropolitan Washington, DC, Airport Authority Rev., “A”, NATL, 5%, 2035	3,000,000	3,036,600
Norfolk, VA, Airport Authority Rev., AGM, 5%, 2023	2,000,000	2,185,740
Norfolk, VA, Airport Authority Rev., AGM, 5%, 2024	1,000,000	1,082,060
Sacramento County, CA, Airport Systems Rev., 5%, 2040	1,060,000	1,107,010
Virginia Resources Authority, Airport Rev., “B”, 5.125%, 2027	720,000	720,684

		$13,884,020
General Obligations - General Purpose - 7.5%
Arlington County, VA, “A”, 5%, 2026	$1,000,000	$1,159,600
Chesapeake, VA, “B”, 5%, 2023	1,930,000	2,233,840
Commonwealth of Puerto Rico, “A”, 6%, 2038	1,070,000	1,048,300
Guam Government, “A”, 6.75%, 2029	925,000	988,880
Guam Government, “A”, 5.25%, 2037	540,000	499,482
Guam Government, “A”, 7%, 2039	110,000	118,874
Isle Wight County, VA, “A”, 4%, 2020	1,045,000	1,165,050
Loudoun County, VA, “B”, 5%, 2018	5,500,000	6,478,944
Lynchburg, VA, Public Improvement, 5%, 2023	1,000,000	1,144,850
Newport News, VA, Economic Development, “A”, 5%, 2030	1,345,000	1,478,814
Prince William County, VA, Public Improvement, “A”, 5%, 2026	1,000,000	1,193,460
Prince William County, VA, Public Improvement, “A”, 5%, 2028	800,000	945,840
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2031	920,000	945,098
Puerto Rico Public Buildings Authority Rev., Guaranteed, “Q”, 5.625%, 2039	1,565,000	1,472,555
Roanoke, VA, Public Improvement Rev., “A”, 5%, 2033	1,335,000	1,474,628
Stafford County, VA, Industrial Development Authority Rev., “B”, NATL, 5%, 2034	3,060,000	3,098,648

		$25,446,863
General Obligations - Schools - 1.1%
Clovis, CA, Unified School District (Election of 2004), Capital Appreciation, “A”, 0%, 2029	$1,585,000	$743,967
Norfolk, VA, Capital Improvement, “C”, 5%, 2042	2,825,000	3,005,574

		$3,749,541
Healthcare Revenue - Hospitals - 16.3%
Arizona Health Facilities Authority Rev. (Banner Health), “A”, 4%, 2043	$1,235,000	$1,057,111
Arlington County, VA, Industrial Development Authority, Hospital Facility Rev. (Virginia Hospital Center Arlington Health Systems), 5%, 2031	2,000,000	2,034,220
Brazoria County, TX, Health Facilities Development Corp., Hospital Rev. (Brazosport Regional Health System), 5.25%, 2032	830,000	802,884
Charlotte County, VA, Industrial Development Authority Rev. (Halifax Hospital), 5%, 2037	1,000,000	1,012,290
Fairfax County, VA, Industrial Development Authority Rev. (Inova Health Systems), 4%, 2042	3,000,000	2,832,900
Fairfax County, VA, Industrial Development Authority Rev. (Inova Health Systems), “A”, 5.5%, 2029	1,000,000	1,045,690
Fairfax County, VA, Industrial Development Authority Rev. (Inova Health Systems), “A”, 5.5%, 2035	1,500,000	1,651,110
Fairfax County, VA, Industrial Development Authority Rev. (Inova Health Systems), “C”, 5%, 2025	500,000	553,695
Fauquier County, VA, Industrial Development Authority, Hospital Rev., 5.25%, 2037	2,000,000	2,074,440
Fredericksburg, VA, Economic Development Authority, Hospital Facilities Rev. (Medicorp Health System), 5.25%, 2019	1,125,000	1,228,005
Fredericksburg, VA, Industrial Development Rev. (Medicorp Health Systems), “B”, 5.125%, 2033	750,000	750,008
Henrico County, VA, Economic Development Authority Rev. (Bon Secours Health Systems, Inc.), “B-2”, AGM, 5.25%, 2042	1,750,000	1,811,163
Henrico County, VA, Industrial Development Authority Rev. (Bon Secours Health Systems, Inc.), NATL, 6.25%, 2020	1,500,000	1,691,400
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 2044	970,000	1,076,467
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 2031	375,000	399,225

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.375%, 2041	$1,110,000	$1,188,277
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	1,635,000	1,682,464
Martin County, FL, Health Facilities Authority Rev. (Martin Memorial Medical Center), 5.5%, 2042	550,000	564,421
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.625%, 2029	200,000	216,696
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 2027	635,000	703,040
Ohio Higher Educational Facility Commission (University Hospital Health System), “A”, 6.75%, 2015	1,315,000	1,440,385
Prince William County, VA, Industrial Development Authority, Health Care Facilities Rev. (Prince William Hospital), “B”, 5%, 2046	2,000,000	2,044,760
Prince William County, VA, Industrial Development Authority, Hospital Rev. (Potomac Hospital Corp.), 5.2%, 2026	1,000,000	1,032,050
Roanoke, VA, Economic Development Authority, Hospital Rev. (Carilion Medical Center), 5%, 2033	2,385,000	2,473,245
Roanoke, VA, Industrial Development Authority, Hospital Rev. (Carilion Health Systems), “B”, 5%, 2020 (c)	45,000	53,901
Roanoke, VA, Industrial Development Authority, Hospital Rev. (Carilion Health Systems), “B”, N, 5%, 2038	2,955,000	3,005,560
Roanoke, VA, Industrial Development Authority, Hospital Rev. (Roanoke Memorial Hospital), “B”, ETM, NATL, 6.125%, 2017 (c)	3,000,000	3,319,980
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 8.25%, 2039	1,805,000	2,212,226
Virginia Small Business Financing Authority, Healthcare Facility Rev. (Sentra Healthcare), 5%, 2040	4,000,000	4,175,960
Virginia Small Business Financing Authority, Hospital Rev. (Wellmont Health Project), ‘‘A’’, 5.25%, 2037	2,000,000	1,999,860
Washington County, VA, Industrial Development Authority, Hospital Facilities Rev. (Mountain States Health Alliance), “C”, 7.5%, 2029	1,400,000	1,664,614
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 2029	220,000	247,597
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 2039	530,000	586,053
Winchester, VA, Industrial Development Authority, Hospital Rev. (Valley Health Systems), “E”, 5.75%, 2039	3,000,000	3,117,000
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2039	1,880,000	2,094,959
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2031	1,280,000	1,326,003

		$55,169,659
Healthcare Revenue - Long Term Care - 1.8%
Albemarle County, VA, Economic Development Authority, Residential Care Facilities Rev. (Westminster-Canterbury Blue Ridge), “A”, 5%, 2042	$1,000,000	$908,470
Chesterfield County, VA, Health Center Commission Residential Care Facility, 6.25%, 2038	750,000	539,175
Henrico County, VA, Economic Development Authority Rev., Residential Care Facility (Virginia United Methodist Homes, Inc.), 5%, 2024	395,000	395,265
Henrico County, VA, Economic Development Authority Rev., Residential Care Facility (Virginia United Methodist Homes, Inc.), 5%, 2025	385,000	382,255
James City County, VA, Economic Development Authority, Residential Care Facilities Rev. (Virginia United Methodist Homes of Williamsburg), “A”, 6%, 2043	620,800	520,864
James City County, VA, Economic Development Authority, Residential Care Facilities Rev. (Virginia United Methodist Homes of Williamsburg), “A”, 2%, 2048 (a)	200,800	5,317
Lexington, VA, Industrial Development Authority Residential Care Facilities (Kendal at Lexington), “A”, 5.5%, 2037	1,000,000	965,500
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community), “A”, 6.125%, 2035	1,240,000	1,224,686
Suffolk, VA, Industrial Development Authority, Retirement Facilities Rev. (Lake Prince Center, Inc.), 5.3%, 2031	750,000	732,848
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 2030	175,000	198,532
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 2040	265,000	298,997

		$6,171,909
Industrial Revenue - Environmental Services - 0.5%
Henrico County, VA, Industrial Development Authority Rev. (Browning Ferris, Inc.), 5.45%, 2014	$1,750,000	$1,777,213

Industrial Revenue - Other - 0.9%
Loudoun County, VA, Industrial Development Authority Rev. (Dulles Airport Marriott Hotel), 7.125%, 2015	$2,000,000	$2,004,780
Peninsula Ports Authority, VA, Coal Terminal Rev. (Dominion Terminal Associates), 6%, 2033	1,000,000	1,006,980

		$3,011,760
Industrial Revenue - Paper - 0.0%
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), “A”, 6.375%, 2019 (a)(d)	$1,750,000	$175

Miscellaneous Revenue - Other - 0.0%
Summit County, OH, Port Authority Building Rev. (Flats East Development Recovery Zone Facility Bonds), 6.875%, 2040	$80,000	$85,247

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Multi-Family Housing Revenue - 4.9%
Arlington County, VA, Industrial Development Authority Rev. (Colonial Village), FNMA, 5.15%, 2031	$2,840,000	$2,847,185
Virginia Housing Development Authority Rev., “C”, 5.625%, 2038	1,355,000	1,376,829
Virginia Housing Development Authority Rev., “D”, 4.6%, 2033	1,000,000	1,001,860
Virginia Housing Development Authority Rev., Rental Housing, “B”, 5.5%, 2030	1,450,000	1,570,582
Virginia Housing Development Authority Rev., Rental Housing, “B”, 5%, 2045	3,050,000	3,116,948
Virginia Housing Development Authority Rev., Rental Housing, “E”, 4.8%, 2039	3,000,000	3,059,820
Virginia Housing Development Authority Rev., Rental Housing, “F”, 4.8%, 2037	1,330,000	1,356,507
Virginia Housing Development Authority Rev., Rental Housing, “F”, 5%, 2045	2,125,000	2,167,075

		$16,496,806
Parking - 0.5%
Norfolk, VA, Parking Systems Rev., NATL, 5%, 2020	$1,630,000	$1,632,575

Port Revenue - 1.2%
Virginia Port Authority Facilities Rev., FGIC, 5%, 2036	$1,000,000	$1,000,640
Virginia Port Authority Facilities Rev., 5%, 2040	3,000,000	3,134,100

		$4,134,740
Sales & Excise Tax Revenue - 2.7%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 2041	$1,320,000	$1,465,068
Guam Government Business Privilege Tax Rev., “B-1”, 5%, 2037	625,000	645,519
Puerto Rico Infrastructure Financing Authority, Special Tax Rev., “C”, FGIC, 5.5%, 2022	1,445,000	1,438,917
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 2019 (c)	40,000	48,922
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 2028	1,430,000	1,494,422
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.375%, 2039	1,595,000	1,593,820
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 6%, 2042	1,340,000	1,396,602
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, 0%, 2034	3,795,000	1,069,469

		$9,152,739
Single Family Housing - State - 5.7%
California Housing Finance Agency Rev. (Home Mortgage), “I”, 4.7%, 2026	$1,370,000	$1,336,997
Virginia Housing Development Authority Commonwealth, 5.1%, 2035	2,000,000	2,049,660
Virginia Housing Development Authority Commonwealth, “A”, 5%, 2031	2,000,000	2,005,800
Virginia Housing Development Authority Commonwealth, “B”, 4.75%, 2032	2,000,000	2,006,080
Virginia Housing Development Authority Commonwealth, “C”, 4.4%, 2022	1,270,000	1,271,270
Virginia Housing Development Authority Commonwealth, “C”, 4.66%, 2027	1,285,000	1,286,285
Virginia Housing Development Authority Commonwealth, “C”, 4.625%, 2027	2,630,000	2,631,315
Virginia Housing Development Authority Commonwealth, “C”, 4.75%, 2032	1,795,000	1,797,549
Virginia Housing Development Authority Rev., Rental Housing, “F”, 5.1%, 2041	3,770,000	3,948,208
Virginia Housing Development Authority, Commonwealth Mortgage, “A-5”, 4.4%, 2015	1,000,000	1,034,710

		$19,367,874
State & Agency - Other - 1.4%
Fairfax County, VA, “A”, 5%, 2019	$4,000,000	$4,729,000

State & Local Agencies - 13.7%
Caroline County, VA, Industrial Development Authority Lease Rev., AMBAC, 5.125%, 2034	$1,000,000	$1,003,690
Delaware Valley, PA, Regional Finance Authority, “C”, FRN, 0.934%, 2037	1,915,000	1,338,815
Dinwiddie County, VA, Industrial Development Authority Lease Rev., “B”, NATL, 5%, 2030	2,500,000	2,573,600
Fairfax County, VA, Economic Development Authority (Fairfax Public Improvement Project), 5%, 2030	1,000,000	1,068,650
Fairfax County, VA, Economic Development Authority Rev. (U.S. Route 28), NATL, 5%, 2029	1,000,000	1,035,530
Fairfax County, VA, Economic Development Authority Transportation District Improvement Rev. (Silver Line Phase I Project), 5%, 2037	2,500,000	2,634,275
Front Royal & Warren County, VA, Industrial Development Authority Lease Rev., School & Capital Improvement, “B”, AGM, 5%, 2035	2,875,000	2,977,149
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, 5%, 2030	190,000	194,921

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
State & Local Agencies - continued
King George County, VA, Industrial Development Authority Lease Rev., AGM, 5%, 2036 (c)	$2,000,000	$2,063,120
Manassas Park, VA, Economic Development Authority Lease Rev., “A”, 6%, 2035	1,000,000	1,010,240
Montgomery County, VA, Industrial Development Authority (Public Facilities Project), 5%, 2029	500,000	528,205
Powhatan County, VA, 5%, 2032	2,500,000	2,708,175
Southwest Virginia Regional Jail Authority Rev., NATL, 5%, 2035	1,720,000	1,733,399
Stafford County, VA, Economic Development Authority Lease Rev., ASSD GTY, 5%, 2033	3,000,000	3,117,780
Virginia Beach, VA, Development Authority Facility Rev., “A”, 4%, 2030	905,000	889,362
Virginia College Building Authority, Educational Facilities Rev., 5%, 2023	2,140,000	2,529,138
Virginia College Building Authority, Educational Facilities Rev. (21st Century College & Equipment), “A”, 5%, 2029	1,500,000	1,653,000
Virginia College Building Authority, Educational Facilities Rev. (21st Century College & Equipment), “B”, 4%, 2024	3,000,000	3,176,430
Virginia College Building Authority, Educational Facilities Rev. (Public Higher Education Financing), “A”, 5%, 2027	3,000,000	3,337,200
Virginia College Building Authority, Educational Facilities Rev. (Public Higher Education Financing), “A”, 4.5%, 2028	3,000,000	3,158,940
Virginia Public Building Authority, Public Facilities Rev., “B”, 5.25%, 2028	1,000,000	1,100,760
Virginia Public Building Authority, Public Facilities Rev., “B”, 5%, 2029	1,050,000	1,156,659
Virginia Public Building Authority, Public Facilities Rev., “B-3”, 4%, 2021	1,000,000	1,104,460
Virginia Public School Authority (1997 Resolution), “A”, 5%, 2019	1,175,000	1,382,388
Virginia Public School Authority (1997 Resolution), “A”, 5%, 2030	1,000,000	1,084,160
Virginia Public School Authority, Special Obligation Montgomery County, 5%, 2030	1,670,000	1,824,191

		$46,384,237
Tax - Other - 1.6%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	$365,000	$383,845
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	120,000	125,066
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5%, 2047	1,265,000	1,273,665
Virgin Islands Public Finance Authority Rev. (Diageo), “A”, 6.625%, 2029	830,000	908,477
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 2029	250,000	262,270
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 2039	285,000	294,545
Virgin Islands Public Finance Authority Rev., “B”, 5%, 2025	250,000	267,528
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 5%, 2029	1,645,000	1,731,609

		$5,247,005
Tobacco - 1.6%
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 2047	$175,000	$147,751
Illinois Railsplitter Tobacco Settlement Authority, 6%, 2028	1,575,000	1,751,762
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 2023	740,000	716,949
Tobacco Settlement Financing Corp., 5.625%, 2015 (c)	1,000,000	1,095,340
Virgin Islands Tobacco Settlement Financing Corp., 5%, 2021	320,000	317,520
Virginia Tobacco Settlement Financing Corp., “B-1”, 5%, 2047	2,000,000	1,434,640

		$5,463,962
Toll Roads - 1.8%
Chesapeake, VA, Toll Road Rev. (Transportation System), “A”, 5%, 2047	$2,000,000	$1,890,820
Virginia Small Business Financing Authority Rev. (95 Express Lanes LLC), 5%, 2034	2,500,000	2,273,100
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.25%, 2032	340,000	326,400
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 2037	565,000	573,226
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 2042	905,000	858,926

		$5,922,472
Transportation - Special Tax - 4.1%
Commonwealth of Virginia, Transportation Board Rev., “A”, 4%, 2026	$4,000,000	$4,094,400
Commonwealth of Virginia, Transportation Board Rev., Capital Projects, 5%, 2020	1,635,000	1,935,546
Commonwealth of Virginia, Transportation Board Rev., Capital Projects, 5%, 2025	3,000,000	3,419,820
Virginia Port Authority, Port Fund Rev., 5%, 2032	1,200,000	1,302,288
Washington, DC, Metropolitan Area Transit Authority Gross Rev., “A”, 5.25%, 2029	1,485,000	1,637,079
Washington, DC, Metropolitan Area Transit Authority Gross Rev., “A”, 5.125%, 2032	1,365,000	1,475,579

		$13,864,712

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Colleges - 6.9%
Amherst, VA, Industrial Development Authority Rev. (Educational Facilities Sweet Briar), 5%, 2026	$1,770,000	$1,797,258
Florida Higher Educational Facilities, Financial Authority Rev. (University of Tampa Project), “A”, 5%, 2032	45,000	42,235
Illinois Finance Authority Rev. (Roosevelt University Project), 6.5%, 2039	2,130,000	2,272,305
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 2030	615,000	622,964
Prince William County, VA, Industrial Development Authority Rev. (George Mason University Foundation Prince William Life Sciences Lab), 5.5%, 2034	1,000,000	1,062,690
University of Virginia (University Rev.), 5%, 2025	3,760,000	4,347,763
Virginia College Building Authority, Educational Facilities Rev. (Regent University), 5%, 2026	2,000,000	2,052,160
Virginia College Building Authority, Educational Facilities Rev. (Richmond University), 4%, 2042	5,000,000	4,691,300
Virginia College Building Authority, Educational Facilities Rev. (Richmond University), “A”, 5%, 2021	2,115,000	2,494,431
Virginia College Building Authority, Educational Facilities Rev. (Roanoke College), 4.5%, 2037	2,180,000	2,170,408
Virginia College Building Authority, Educational Facilities Rev. (Washington & Lee University), NATL, 5.25%, 2031	1,000,000	1,146,460
Virginia Small Business Financing Authority, Educational Facilities Rev. (Roanoke College), 5.5%, 2033	500,000	526,395

		$23,226,369
Universities - Dormitories - 0.0%
Oregon Facilities Authority, Student Housing Rev. (Southern Oregon University), ASSD GTY, 5%, 2044	$120,000	$122,174

Universities - Secondary Schools - 0.6%
Alexandria, VA, Industrial Development Authority, Educational Facilities Rev. (Episcopal High School), “A”, 5%, 2040	$1,900,000	$2,007,730

Utilities - Municipal Owned - 1.4%
Bristol, VA, Utility Systems Rev., ETM, AGM, 5.75%, 2016 (c)	$240,000	$274,985
Guam Power Authority Rev., “A”, 5.5%, 2030	785,000	831,025
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6%, 2033	470,000	533,022
Puerto Rico Electric Power Authority, Power Rev., “WW”, 5.5%, 2038	2,000,000	1,893,600
Richmond, VA, Public Utility Rev., 5%, 2035	1,000,000	1,068,650

		$4,601,282
Utilities - Other - 1.0%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2019	$945,000	$1,034,246
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2021	555,000	598,862
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	290,000	309,758
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2024	215,000	226,120
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2026	1,140,000	1,178,293

		$3,347,279
Water & Sewer Utility Revenue - 20.0%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 5%, 2033	$1,400,000	$1,210,398
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 5.75%, 2037	850,000	779,790
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2038	1,885,000	1,823,474
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 5.25%, 2042	2,265,000	1,915,669
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	3,000,000	2,823,750
Fairfax County, VA, Water Authority Rev., 5%, 2028	1,000,000	1,128,980
Guam Government Waterworks Authority, Water & Wastewater System Rev., 5.625%, 2040	620,000	628,035
Hampton Roads, VA, Sanitation District Wastewater Rev., 5%, 2033	2,000,000	2,153,560
Hampton Roads, VA, Sanitation District Wastewater Rev., 5%, 2038	3,750,000	4,008,975
James City, VA, Water & Sewer Rev., 5%, 2040	1,290,000	1,383,873
Norfolk, VA, Water Rev., 4.75%, 2038	4,000,000	4,150,240
Norfolk, VA, Water Rev., 4%, 2039	4,400,000	4,081,616
Richmond, VA, Public Utility Rev., “A”, 5%, 2038	2,000,000	2,139,200
Spotsylvania County, VA, Water & Sewer Rev., AGM, 5%, 2035	1,000,000	1,024,370
Upper Occoquan, VA, Sewage Authority Regional Sewage Rev., 5%, 2041	2,000,000	2,140,180
Virginia Resources Authority Rev., 5%, 2013 (c)	55,000	55,872
Virginia Resources Authority Rev., 5%, 2013 (c)	60,000	60,951

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Water & Sewer Utility Revenue - continued
Virginia Resources Authority Rev., 5%, 2013 (c)	$375,000	$380,944
Virginia Resources Authority, Clean Water Rev., 4.75%, 2027	3,000,000	3,243,690
Virginia Resources Authority, Clean Water Rev., 5%, 2031	1,000,000	1,110,070
Virginia Resources Authority, Infrastructure Rev., 5%, 2013 (c)	220,000	223,487
Virginia Resources Authority, Infrastructure Rev., 5%, 2013 (c)	220,000	223,487
Virginia Resources Authority, Infrastructure Rev., 5%, 2013 (c)	305,000	309,734
Virginia Resources Authority, Infrastructure Rev., 5%, 2013 (c)	45,000	45,713
Virginia Resources Authority, Infrastructure Rev., 5%, 2013 (c)	1,880,000	1,909,178
Virginia Resources Authority, Infrastructure Rev., 5%, 2013 (c)	85,000	86,347
Virginia Resources Authority, Infrastructure Rev., 5%, 2023 (c)	60,000	60,931
Virginia Resources Authority, Infrastructure Rev., 5%, 2023	2,350,000	2,381,185
Virginia Resources Authority, Infrastructure Rev., 5%, 2033	2,680,000	2,710,847
Virginia Resources Authority, Infrastructure Rev. (Virginia Pooled Funding Program), “B”, 5.25%, 2033	3,000,000	3,325,260
Virginia Resources Authority, Infrastructure Rev. (Virginia Pooled Funding Program), “B”, 5%, 2040	1,400,000	1,488,088
Virginia Resources Authority, Infrastructure Rev., “A”, 5%, 2025	1,595,000	1,848,844
Virginia Resources Authority, Infrastructure Rev., “B”, 5%, 2038	2,600,000	2,824,796
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, “B”, 5%, 2025 (u)	1,245,000	1,433,182
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, “B”, 5%, 2027 (u)	5,755,000	6,502,287
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, “B”, 5%, 2028 (u)	3,000,000	3,359,310
Virginia Resources Authority, Water & Sewer Systems Rev. (Turkahoe Creek Project), Capital Appreciation, 0%, 2033	2,245,000	878,491
Virginia Resources Authority, Water & Sewer Systems Rev. (Turkahoe Creek Project), Capital Appreciation, 0%, 2034	2,250,000	832,005
Virginia Resources Authority, Water & Sewer Systems Rev. (Turkahoe Creek Project), Capital Appreciation, 0%, 2035	1,950,000	684,021
Virginia Resources Authority, Water & Sewer Systems Rev. (Turkahoe Creek Project), Capital Appreciation, 0%, 2036	1,250,000	422,913

		$67,793,743
Total Municipal Bonds		$342,791,086

Money Market Funds - 0.2%
MFS Institutional Money Market Portfolio, 0.11%, at Net Asset Value (v)	557,603	$557,603
Total Investments		$343,348,689

Other Assets, Less Liabilities - (1.5)%		(4,993,521)
Net Assets - 100.0%		$338,355,168

(a)	Non-income producing security.
(c)	Refunded bond.
(d)	In default. Interest and/or scheduled principal payment(s) have been missed.
(u)	Underlying security deposited into special purpose trust (“the trust”) by investment banker upon creation of self-deposited inverse floaters.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
FGIC	Financial Guaranty Insurance Co.
FNMA	Federal National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

6

Supplemental Information

6/30/13 (unaudited)

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$342,791,086	$—	$342,791,086
Mutual Funds	557,603	—	—	557,603
Total Investments	$557,603	$342,791,086	$—	$343,348,689

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$332,432,124
Gross unrealized appreciation	13,715,469
Gross unrealized depreciation	(7,798,955)
Net unrealized appreciation (depreciation)	$5,916,514

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

7

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	3,198,956	15,087,229	(17,728,582)	557,603

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$948	$557,603

8

QUARTERLY REPORT

June 30, 2013

MFS® WEST VIRGINIA MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS

6/30/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Municipal Bonds - 96.2%
General Obligations - General Purpose - 7.8%
Commonwealth of Puerto Rico, Public Improvement, “A”, CIFG, 5%, 2034	$780,000	$694,393
Guam Government, “A”, 6.75%, 2029	35,000	37,417
Guam Government, “A”, 5.25%, 2037	250,000	231,243
Guam Government, “A”, 7%, 2039	45,000	48,631
Puerto Rico Public Buildings Authority Rev. (State Office Building), “F”, SYNCORA, 5.25%, 2025	2,000,000	1,878,120
Puerto Rico Public Buildings Authority Rev., Guaranteed, “M”, 6.25%, 2031	725,000	744,778
Puerto Rico Public Buildings Authority Rev., Guaranteed, “Q”, 5.625%, 2039	740,000	696,288
State of California, 5.125%, 2033	650,000	675,012
State of Illinois, 5.5%, 2033	120,000	123,721
State of Illinois, 5.5%, 2038	365,000	373,450
State of West Virginia, NATL, 5%, 2015	1,500,000	1,625,820
State of West Virginia, 4%, 2022	2,000,000	2,170,760
State of West Virginia, 4%, 2023	2,000,000	2,147,220

		$11,446,853
General Obligations - Schools - 7.6%
Clovis, CA, Unified School District (Election of 2004), Capital Appreciation, “A”, 0%, 2026	$985,000	$558,209
Clovis, CA, Unified School District (Election of 2004), Capital Appreciation, “A”, 0%, 2029	655,000	307,444
Hancock County, WV, Board of Education, 5%, 2019	1,130,000	1,301,466
Hardy County, WV, Board of Education, 3%, 2029	570,000	481,012
Monongalia County, WV, Board of Education, NATL, 5%, 2027	2,350,000	2,466,302
Monongalia County, WV, Board of Education, 5%, 2031	2,000,000	2,132,080
Putnam County, WV, Board of Education, 4%, 2020	2,500,000	2,748,800
Putnam County, WV, Board of Education, 4%, 2025	1,000,000	1,052,450

		$11,047,763
Healthcare Revenue - Hospitals - 12.8%
Arizona Health Facilities Authority Rev. (Banner Health), “A”, 4%, 2043	$505,000	$432,260
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 2036	725,000	792,867
Illinois Finance Authority Rev. (Edward Hospital), “A”, AMBAC, 5.5%, 2040	945,000	995,246
Illinois Finance Authority Rev. (Provena Health), “A”, 6%, 2028	450,000	494,537
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 2044	420,000	466,099
Indiana Finance Authority Rev. (Community Foundation of Northwest Indiana Obligated Group), 5%, 2041	725,000	724,949
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 5.75%, 2025	340,000	373,453
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 2040	410,000	451,373
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.5%, 2045	290,000	320,485
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	725,000	746,047
Massachusetts Health & Educational Facilities Authority Rev. (Caregroup, Inc.), 5.125%, 2038	675,000	685,834
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.625%, 2029	85,000	92,096
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.75%, 2039	855,000	908,198
Monongalia County, WV, Building Commission Hospital Rev. (Monongalia General Hospital), 6.5%, 2041	1,100,000	1,198,571
Princeton, WV, Hospital Rev. (Princeton Community Hospital), “A”, 5%, 2027	750,000	777,023
West Virginia Hospital Finance Authority, Hospital Rev. (Camden Clark Memorial Hospital), ASSD GTY, 5.875%, 2034	1,000,000	1,095,020
West Virginia Hospital Finance Authority, Hospital Rev. (Charleston Area Medical Center), “A”, ETM, 6.5%, 2023 (c)	2,000,000	2,552,700
West Virginia Hospital Finance Authority, Hospital Rev. (Health Systems Obligations), 5.75%, 2039	1,000,000	1,022,510
West Virginia Hospital Finance Authority, Hospital Rev. (Thomas Health System), 6.5%, 2038	500,000	500,595
West Virginia Hospital Finance Authority, Hospital Rev. (United Hospital Center, Inc.), “A”, AMBAC, 5%, 2022	2,500,000	2,619,100
West Virginia Hospital Finance Authority, Hospital Rev. (West Virginia United Health Systems), “E”, 5.625%, 2035	1,000,000	1,058,870
Wisconsin Health & Educational Facilities Authority Rev. (Mercy Alliance), 5%, 2039	460,000	463,928

		$18,771,761
Industrial Revenue - Other - 0.2%
Liberty, NY, Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 2035	$310,000	$330,680

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Miscellaneous Revenue - Entertainment & Tourism - 0.1%
Louisiana Stadium & Exposition District Rev., “A”, 5%, 2031	$25,000	$26,223
Louisiana Stadium & Exposition District Rev., “A”, 5%, 2036	85,000	88,182

		$114,405
Miscellaneous Revenue - Other - 8.4%
Florida Citizens Property Insurance Corp., “A-1”, 5%, 2020	$605,000	$676,003
Indiana Finance Authority Rev., (Ohio River Bridges East End Crossing Project), “A”, 5%, 2040	140,000	136,160
Indiana Finance Authority Rev., (Ohio River Bridges East End Crossing Project), “A”, 5%, 2044	215,000	197,895
Miami-Dade County, FL, Special Obligation, “B”, 5%, 2035	160,000	161,640
Miami-Dade County, FL, Special Obligation, “B”, 5%, 2037	110,000	110,558
West Virginia Building Commission, Lease Rev. (WV Regional Jail), “A”, AMBAC, 5.375%, 2018	8,040,000	8,641,794
West Virginia, Higher Education Policy Commission Rev. (Community & Technology-Capital Improvement), “A”, 5%, 2039	2,200,000	2,348,852

		$12,272,902
Sales & Excise Tax Revenue - 5.4%
Colorado Regional Transportation District, Sales Tax Rev. (Fastracks Project), “A”, 5%, 2027	$545,000	$609,097
Guam Government Business Privilege Tax Rev., “A”, 5.25%, 2036	335,000	352,574
Guam Government Business Privilege Tax Rev., “C”, 5%, 2016	110,000	123,478
Guam Government Business Privilege Tax Rev., “C”, 5%, 2017	125,000	142,570
Guam Government Business Privilege Tax Rev., “C”, 5%, 2018	120,000	137,900
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A”, 5%, 2031	1,000,000	1,109,700
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., 5.25%, 2057	1,015,000	1,020,867
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 2028	635,000	663,607
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.375%, 2039	690,000	689,489
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A-1”, 5.25%, 2043	415,000	400,396
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 6%, 2039	585,000	611,331
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5%, 2040	615,000	617,005
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5.25%, 2040	555,000	565,950
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5.25%, 2041	780,000	760,952

		$7,804,916
Single Family Housing - State - 0.2%
West Virginia Housing Development Fund Rev., “A”, 2.95%, 2021	$300,000	$299,772

State & Local Agencies - 8.2%
FYI Properties Lease Rev. (Washington State Project), 5.5%, 2034	$545,000	$579,673
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, 5%, 2030	70,000	71,813
Virginia Public School Authority, Special Obligation Montgomery County, 5%, 2030	680,000	742,784
West Virginia Building Commission, Lease Rev., “B”, AMBAC, 5.375%, 2018	1,880,000	1,933,091
West Virginia Economic Development Authority, Auto Lease Rev., 5.2%, 2033	1,000,000	1,011,040
West Virginia Economic Development Authority, Lease Rev. (Correctional Juvenile Public Safety Facilities), 5%, 2022	1,000,000	1,131,620
West Virginia Economic Development Authority, Lease Rev. (Correctional Juvenile Public Safety Facilities), “A”, NATL, 5%, 2029	1,530,000	1,596,234
West Virginia Economic Development Authority, Lease Rev. (Correctional Juvenile Public Safety Facilities), “A”, 5%, 2029	2,000,000	2,140,880
West Virginia Economic Development Authority, Lease Rev. (State Office Building), “B”, NATL, 5.25%, 2025	645,000	652,418
West Virginia Economic Development Authority, Lease Rev. (State Office Building), “B”, NATL, 5.25%, 2030	1,355,000	1,366,585
West Virginia Hospital Finance Authority, Hospital Rev. (Veterans Nursing Home), 5.5%, 2034	795,000	795,596

		$12,021,734
Tax - Other - 6.9%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 2024	$160,000	$168,261
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 2029	55,000	57,322
Virgin Islands Public Finance Authority Rev. (Diageo), “A”, 6.625%, 2029	360,000	394,038
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 2029	110,000	115,399
Virgin Islands Public Finance Authority Rev., “A-1”, 5%, 2039	120,000	124,019
Virgin Islands Public Finance Authority Rev., “B”, 5%, 2025	110,000	117,712

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Tax - Other - continued
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 5%, 2029	$390,000	$410,534
West Virginia Economic Development Authority, Lottery Rev., “A”, 5%, 2040	2,000,000	2,145,340
West Virginia Housing Development Fund, “A”, 3.8%, 2024	1,200,000	1,224,600
West Virginia School Building Authority Rev., “A”, FGIC, 5%, 2020	2,000,000	2,244,780
West Virginia School Building Authority, Excess Lottery Rev., 5%, 2026	1,000,000	1,090,670
West Virginia School Building Authority, Excess Lottery Rev., 5%, 2028	750,000	808,628
West Virginia School Building Authority, Excess Lottery Rev., “B”, 5%, 2030	1,000,000	1,096,250

		$9,997,553
Tax Assessment - 0.5%
Morgantown, WV, Tax Increment Rev., Parking Garage Project, “A”, 5%, 2033	$455,000	$442,674
Ohio County, WV, Commission Tax Increment Rev. (Fort Henry Centre), “A”, 5.85%, 2034	300,000	305,427

		$748,101
Tobacco - 1.1%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	$185,000	$166,668
Illinois Railsplitter Tobacco Settlement Authority, 6%, 2028	620,000	689,583
New Jersey Tobacco Settlement Financing Corp., “1-A”, AGM, 5%, 2041	990,000	788,070

		$1,644,321
Toll Roads - 0.5%
Triborough Bridge & Tunnel Authority Rev., NY, Capital Appreciation, “A”, 0%, 2029	$580,000	$280,331
Triborough Bridge & Tunnel Authority Rev., NY, Capital Appreciation, (MTA Bridges and Tunnels), “A”, 0%, 2031	1,025,000	441,529

		$721,860
Transportation - Special Tax - 0.4%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “AA-1”, AGM, 4.95%, 2026	$560,000	$560,655

Universities - Colleges - 19.3%
Fairmont State College, WV, Board of Governors Rev., “A”, 5%, 2032	$4,035,000	$4,236,387
Florida Higher Educational Facilities, Financial Authority Rev. (University of Tampa Project), “A”, 5%, 2032	20,000	18,771
Illinois Finance Authority Rev. (University of Chicago), “A”, 5%, 2051	375,000	388,556
Marshall University, WV, University Rev., 5%, 2030	2,000,000	2,125,720
Marshall University, WV, University Rev., 5%, 2041	1,000,000	1,041,330
Massachusetts State College, Building Authority Project Rev., “A”, 5%, 2036	405,000	432,366
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza), “A”, NATL, 5%, 2021	1,270,000	1,273,683
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (International American University of Puerto Rico Project), 5%, 2031	110,000	110,396
Shepherd University Board of Governors, WV Rev. (Residence Facilities Projects), NATL, 5%, 2035	1,675,000	1,725,384
West Virginia Department of Higher Education, “B”, FGIC, 5%, 2014 (c)	2,000,000	2,071,060
West Virginia Higher Education Policy Commission Rev. (Higher Education Facilities), “A”, 5%, 2026	1,600,000	1,788,320
West Virginia School Building Authority Rev., “A”, NATL, 5%, 2021	1,250,000	1,395,313
West Virginia University Board of Governors University Rev., 3.375%, 2037	1,000,000	803,230
West Virginia University Rev. (West Virginia University Project), “A”, 5%, 2035	3,000,000	3,191,580
West Virginia University, University Systems Rev., “A”, NATL, 5.5%, 2020	1,700,000	2,025,125
West Virginia University, University Systems Rev., “A”, NATL, 5.25%, 2028	2,000,000	2,290,760
West Virginia, Higher Education Facilities Rev., “B”, FGIC, 5%, 2014 (c)	3,230,000	3,344,762

		$28,262,743
Universities - Dormitories - 0.0%
Oregon Facilities Authority, Student Housing Rev. (Southern Oregon University), ASSD GTY, 5%, 2044	$45,000	$45,815

Utilities - Investor Owned - 0.9%
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.625%, 2020	$470,000	$553,810
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.5%, 2029 (b)	340,000	378,903

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Utilities - Investor Owned - continued
Pleasants County, WV, Pollution Control Rev. (Allegheny Community), “F”, 5.25%, 2037	$300,000	$309,954

		$1,242,667
Utilities - Municipal Owned - 0.9%
Guam Power Authority Rev., “A”, 5.5%, 2030	$325,000	$344,055
Puerto Rico Electric Power Authority, Power Rev., “XX”, 5.25%, 2040	1,085,000	1,011,068

		$1,355,123
Utilities - Other - 2.0%
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 2039	$615,000	$725,921
Nebraska Central Plains Energy Project, Gas Project Rev., “3”, 5%, 2032	810,000	812,900
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2019	480,000	525,331
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2021	245,000	264,362
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	125,000	133,516
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2021	290,000	311,533
Texas Gas Acquisition & Supply Corp III., Gas Supply Rev., 5%, 2031	70,000	69,581
Texas Gas Acquisition & Supply Corp III., Gas Supply Rev., 5%, 2032	115,000	113,868

		$2,957,012
Water & Sewer Utility Revenue - 13.0%
Berkeley County, WV, Public Service Sewer District, “A”, 5%, 2047	$1,000,000	$987,090
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6.125%, 2024	1,000,000	1,017,200
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 5%, 2033	965,000	834,310
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	2,005,000	1,887,206
Fairmont, WV, Waterworks Rev., AMBAC, 5.25%, 2022	200,000	215,440
Fairmont, WV, Waterworks Rev., “D”, AGM, 3.2%, 2029	500,000	425,360
Guam Government Waterworks Authority, Water & Wastewater System Rev., 5.625%, 2040	515,000	521,674
Jackson, MI, Mississippi Development Bank Special Obligation (MI Water and Sewer System Rev. Bond Project), AGM, 6.875%, 2040	75,000	88,238
West Virginia Water Development Authority Rev. (Loan Program III), “A”, 3.75%, 2039	2,000,000	1,648,440
West Virginia Water Development Authority Rev. (Loan Program III), “B”, 3.75%, 2040	1,000,000	819,110
West Virginia Water Development Authority Rev. (Loan Program IV), “A”, AGM, 5%, 2044	2,000,000	2,086,920
West Virginia Water Development Authority Rev. (Loan Program IV), “B”, AMBAC, 5.125%, 2024	2,140,000	2,270,690
West Virginia Water Development Authority, Infrastructure Rev., “A”, AMBAC, 5%, 2033	1,950,000	1,992,296
West Virginia Water Development Authority, Infrastructure Rev., ‘‘A’’, AGM, 4.75%, 2045	2,000,000	2,059,840
Wheeling, WV, Combined Waterworks and Sewerage System Rev., 5%, 2038	1,000,000	1,042,840
Wheeling, WV, Combined Waterworks and Sewerage System Rev., 5%, 2043	1,000,000	1,036,350

		$18,933,004
Total Municipal Bonds		$140,579,640

Money Market Funds - 1.1%
MFS Institutional Money Market Portfolio, 0.11%, at Net Asset Value (v)	1,649,254	$1,649,254
Total Investments		$142,228,894

Other Assets, Less Liabilities - 2.7%		4,009,827
Net Assets - 100.0%		$146,238,721

(b)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ETM	Escrowed to Maturity

4

Portfolio of Investments (unaudited) – continued

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
CIFG	CDC IXIS Financial Guaranty
FGIC	Financial Guaranty Insurance Co.
NATL	National Public Finance Guarantee Corp.
SYNCORA	Syncora Guarantee Inc.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

5

Supplemental Information

6/30/13 (unaudited)

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$140,579,640	$—	$140,579,640
Mutual Funds	1,649,254	—	—	1,649,254
Total Investments	$1,649,254	$140,579,640	$—	$142,228,894

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$140,093,037
Gross unrealized appreciation	5,228,617
Gross unrealized depreciation	(3,092,760)
Net unrealized appreciation (depreciation)	$2,135,857

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

6

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	3,831,989	6,315,798	(8,498,533)	1,649,254

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$823	$1,649,254

7

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS MUNICIPAL SERIES TRUST

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: August 16, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: August 16, 2013

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: August 16, 2013

*	Print name and title of each signing officer under his or her signature.